     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 26, 2002


                                                       REGISTRATION NO. 33-45380
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                    FORM N-4
                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

                          PRE-EFFECTIVE AMENDMENT NO.                        [ ]

                        POST-EFFECTIVE AMENDMENT NO. 17                      [X]
                                      AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 17                             [X]
                        (CHECK APPROPRIATE BOX OR BOXES)
                            ------------------------

                                 ML OF NEW YORK
                                VARIABLE ANNUITY
                               SEPARATE ACCOUNT B
                           (EXACT NAME OF REGISTRANT)

                           ML LIFE INSURANCE COMPANY
                                  OF NEW YORK
                              (NAME OF DEPOSITOR)

                         100 CHURCH STREET, 11TH FLOOR
                         NEW YORK, NEW YORK 10080-6511
                                 (212) 602-8250
         (ADDRESS AND TELEPHONE NUMBER OF PRINCIPAL EXECUTIVE OFFICES)
                            ------------------------


NAME AND ADDRESS OF AGENT FOR SERVICE:     COPY TO:
BARRY G. SKOLNICK, ESQ.                    STEPHEN E. ROTH, ESQ.
SENIOR VICE PRESIDENT AND GENERAL COUNSEL  SUTHERLAND ASBILL & BRENNAN LLP
ML LIFE INSURANCE COMPANY OF NEW YORK      1275 PENNSYLVANIA AVENUE, NW
7 ROSZEL ROAD                              WASHINGTON, D.C. 20004-2415
PRINCETON, NEW JERSEY 08540


                            ------------------------

It is proposed that this filing will become effective (check appropriate space):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on May 1, 2002 pursuant to paragraph (b) of Rule 485

         (date)

[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on ____________ pursuant to paragraph (a)(1) of Rule 485
      (date)

[ ] If appropriate, check the following box:
   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
                            ------------------------

                     TITLE OF SECURITIES BEING REGISTERED:
   Units of Interest in Flexible Premium Individual Deferred Variable Annuity
                                   Contracts.


                    EXHIBIT INDEX CAN BE FOUND ON PAGE C-13

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PROSPECTUS


MAY 1, 2002

         ML of New York Variable Annuity Separate Account A (Account A)
                                      and
         ML of New York Variable Annuity Separate Account B (Account B)

         FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT
                                 also known as
     MODIFIED SINGLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT
                                   issued by
            ML LIFE INSURANCE COMPANY OF NEW YORK ("ML OF NEW YORK")
                   HOME OFFICE: 100 Church Street, 11th Floor
                         New York, New York 10080-6511

                         SERVICE CENTER: P.O. Box 44222
                        Jacksonville, Florida 32231-4222
                           4804 Deer Lake Drive East
                          Jacksonville, Florida 32246
                             PHONE: (800) 333-6524

                                offered through
               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED


This Prospectus gives you information you need to know before you invest. Keep it for future reference. Address all communications concerning the Contract to the Service Center at the address above.



The variable annuity contract described here provides a variety of investment features. It also provides options for income protection later in life.


It is important that you understand how the Contract works, and its benefits, costs, and risks. First, some basics.

                              WHAT IS AN ANNUITY?


An annuity provides for the systematic liquidation of a sum of money at the annuity date through a variety of annuity options. Each annuity option has different protection features intended to cover different kinds of income needs. Many of these annuity options provide income streams that can't be outlived.


                          WHAT IS A VARIABLE ANNUITY?

A variable annuity bases its benefits on the performance of underlying investments. These investments may typically include stocks, bonds, and money market instruments. The annuity described here is a variable annuity.

                WHAT ARE THE RISKS IN OWNING A VARIABLE ANNUITY?

A variable annuity does not guarantee the performance of the underlying investments. The performance can go up or down. It can even decrease the value of money you've put in. You bear all of this risk. You could lose all or part of the money you've put in.

                          HOW DOES THIS ANNUITY WORK?

We put your premium payments as you direct into one or more subaccounts of Account A and/or Account B. In turn, we invest each subaccount's assets in corresponding portfolios of the following:

-  MERRILL LYNCH VARIABLE SERIES FUNDS, INC.

      -  Basic Value V.I. Fund


      -  Core Bond V.I. Fund


      -  Domestic Money Market V.I. Fund


      -  Focus Twenty V.I. Fund


      -  Fundamental Growth V.I. Fund


      -  Global Allocation V.I. Fund


      -  Global Growth V.I. Fund


      -  Government Bond V.I. Fund


      -  High Current Income V.I. Fund


      -  Index 500 V.I. Fund


      -  Large Cap Core V.I. Fund


      -  Large Cap Value V.I. Fund


      -  Reserve Assets V.I. Fund


      -  Small Cap Value V.I. Fund

-  AIM VARIABLE INSURANCE FUNDS
      -  AIM V.I. Capital Appreciation Fund

      -  AIM V.I. Premier Equity Fund

-  ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
      -  Premier Growth Portfolio
      -  Quasar Portfolio
      -  Technology Portfolio
-  AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
      -  VP International Fund
-  DAVIS VARIABLE ACCOUNT FUND, INC.

      -  Davis Value Portfolio


-  MERCURY VARIABLE TRUST


      -  Mercury International Value V.I. Fund

-  MERCURY V.I. FUNDS, INC.

      -  Merrill Lynch Large Cap Growth V.I. Fund

-  MFS(R) VARIABLE INSURANCE TRUST(SM)

      -  MFS Emerging Growth Series


      -  MFS Research Series


The value of your contract at any point in time up to the annuity date is called your contract value. Before the annuity date, you are generally free to direct your contract value among the subaccounts as you wish. You may also withdraw all or part of your contract value. If you die before the annuity date, we pay a death benefit to your beneficiary.

We've designed this annuity as a long-term investment. If you withdraw money from the annuity too soon, you may incur substantial charges. In addition, any money you take out of the contract is subject to tax, and if taken before age 59 1/2 may also be subject to a 10% federal penalty tax. FOR THESE REASONS, YOU NEED TO CONSIDER YOUR CURRENT AND SHORT-TERM INCOME NEEDS CAREFULLY BEFORE YOU DECIDE TO BUY THE CONTRACT.

                          WHAT DOES THIS ANNUITY COST?


We impose a number of charges, including a sales charge and a mortality and expense risk charge. We provide more details on these two charges as well as a description of all other charges later in the Prospectus.

                            ------------------------


This Prospectus contains information about the Contract and the Accounts that you should know before you invest. A Statement of Additional Information contains more information about the Contract and the Accounts. We have filed this Statement of Additional Information, dated May 1, 2002, with the Securities and Exchange Commission. We incorporate this Statement of Additional Information by reference. If you want to obtain this Statement of Additional Information, simply call or write the Service Center at the phone number or address noted above. There is no charge to obtain it. The table of contents for this Statement of Additional Information is found on page 52 of this Prospectus.


The Securities and Exchange Commission ("SEC") maintains a web site that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov.


CURRENT PROSPECTUSES FOR THE MERRILL LYNCH VARIABLE SERIES FUNDS, INC., THE AIM VARIABLE INSURANCE FUNDS, THE ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC., THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., THE DAVIS VARIABLE ACCOUNT FUND, INC., THE MERCURY VARIABLE TRUST, THE MERCURY V.I. FUNDS, INC., AND THE MFS(R) VARIABLE INSURANCE TRUST(SM) MUST ACCOMPANY THIS PROSPECTUS. PLEASE READ THESE DOCUMENTS CAREFULLY AND RETAIN THEM FOR FUTURE REFERENCE.



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THESE CONTRACTS OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
DEFINITIONS.................................................     6
CAPSULE SUMMARY OF THE CONTRACT.............................     6
  Premiums..................................................     7
  The Accounts..............................................     7
  The Funds Available For Investment........................     7
  Fees and Charges..........................................     7
     Mortality & Expense Risk Charge........................     7
     Sales Charge...........................................     8
     Administration Charge..................................     8
     Contract Maintenance Charge............................     8
     Premium Taxes..........................................     8
     Fund Expenses..........................................     8
  Transfers.................................................     8
     Transfers Among Account A Subaccounts..................     8
     Transfers From Account A to Account B..................     8
  Withdrawals...............................................     9
  Death Benefit.............................................     9
  Annuity Payments..........................................     9
  Ten Day Review............................................    10
  Replacement of Contracts..................................    10
FEE TABLE...................................................    10
YIELDS AND TOTAL RETURNS....................................    15
ML LIFE INSURANCE COMPANY OF NEW YORK.......................    17
THE ACCOUNTS................................................    17
  Segregation of Account Assets.............................    17
  Number of Subaccounts; Subaccount Investments.............    17
INVESTMENTS OF THE ACCOUNTS.................................    18
  General Information and Investment Risks..................    18
  Merrill Lynch Variable Series Funds, Inc. ................    18
     American Balanced V.I. Fund............................    18
     Basic Value V.I. Fund..................................    19
     Core Bond V.I. Fund....................................    19
     Developing Capital Markets V.I. Fund...................    19
     Domestic Money Market V.I. Fund........................    19
     Focus Twenty V.I. Fund.................................    19
     Fundamental Growth V.I. Fund...........................    19
     Global Allocation V.I. Fund............................    19
     Global Growth V.I. Fund................................    19
     Government Bond V.I. Fund..............................    20
     High Current Income V.I. Fund..........................    20
     Index 500 V.I. Fund....................................    20
     Large Cap Core V.I. Fund...............................    20
     Large Cap Value V.I. Fund..............................    20
     Reserve Assets V.I. Fund...............................    20
     Small Cap Value V.I. Fund..............................    20
     Utilities and Telecommunications V.I. Fund.............    20
  AIM Variable Insurance Funds..............................    21
     AIM V.I. Capital Appreciation Fund.....................    21
     AIM V.I. Premier Equity Fund...........................    21

                                                              PAGE
                                                              ----
  Alliance Variable Products Series Fund, Inc. .............    21
     Alliance Premier Growth Portfolio......................    21
     Alliance Quasar Portfolio..............................    21
     Alliance Technology Portfolio..........................    21
  American Century Variable Portfolios, Inc. ...............    21
     VP International Fund..................................    22
  Davis Variable Account Fund, Inc. ........................    22
     Davis Value Portfolio..................................    22
  Mercury Variable Trust....................................    22
     Mercury International Value V.I. Fund..................    22
  Mercury V.I. Funds, Inc. .................................    23
     Merrill Lynch Large Cap Growth V.I. Fund...............    23
  MFS(R) Variable Insurance Trust(SM).......................    23
     MFS Emerging Growth Series.............................    23
     MFS Research Series....................................    23
  Purchases and Redemptions of Fund Shares; Reinvestment....    23
  Material Conflicts, Substitution of Investments and
     Changes to Accounts....................................    23
CHARGES AND DEDUCTIONS......................................    24
  Mortality and Expense Risk Charge.........................    24
  Sales Charge..............................................    25
     When Imposed...........................................    25
     Amount of Charge.......................................    25
     How Deducted...........................................    26
  Administration Charge.....................................    26
  Contract Maintenance Charge...............................    26
  Other Charges.............................................    27
     Transfer Charges.......................................    27
     Tax Charges............................................    27
     Fund Expenses..........................................    27
     Retirement Plus Advisor Fees...........................    27
  Premium Taxes.............................................    27
FEATURES AND BENEFITS OF THE CONTRACT.......................    28
  Ownership of The Contract.................................    28
  Issuing The Contract......................................    28
     Issue Age..............................................    28
     Information We Need To Issue The Contract..............    28
     Ten Day Right to Review................................    28
  Premiums..................................................    29
     Minimum and Maximum Premiums...........................    29
     How to Make Payments...................................    29
     Premium Investments....................................    29
  Accumulation Units........................................    29
ADDITIONAL PROVISIONS APPLICABLE TO ALL CONTRACTS...........    31
  Death of Annuitant Prior to Annuity Date..................    31
  Transfers.................................................    31
     Transfers Within Account A.............................    31
  Dollar Cost Averaging.....................................    31
     What Is It?............................................    31
     Minimum Amounts........................................    32
     When Do We Make DCA Transfers?.........................    32

                                                              PAGE
                                                              ----
  Merrill Lynch Retirement Plus Advisor(SM).................    32
     Fees and Charges for RPA...............................    32
  Transfers From Account A to Account B.....................    32
  Withdrawals and Surrenders................................    33
     When and How Withdrawals are Made......................    33
     Lump Sum Withdrawals...................................    33
     Systematic Withdrawals from Account A..................    33
     Automatic Withdrawals from Account B...................    34
     Minimum Amounts........................................    34
     Surrenders.............................................    34
  Payments to Contract Owners...............................    34
  Contract Changes..........................................    35
  Death Benefit.............................................    35
  Spousal Continuation Step-up..............................    36
  Annuity Payments..........................................    37
  Annuity Options...........................................    37
     Payments of a Fixed Amount.............................    38
     Payments for a Fixed Period............................    38
     Life Annuity...........................................    38
     Life Annuity With Payments Guaranteed for 10 or 20
      Years.................................................    38
     Life Annuity With Guaranteed Return of Contract
      Value.................................................    38
     Joint and Survivor Life Annuity........................    38
     Individual Retirement Account Annuity..................    38
  Gender-based Annuity Purchase Rates.......................    39
FEDERAL INCOME TAXES........................................    39
  Federal Income Taxes......................................    39
  Tax Status of the Contract................................    39
  Taxation of Annuities.....................................    40
  Penalty Tax on Some Withdrawals...........................    41
  Transfers, Assignments, or Exchanges of a Contract........    41
  Withholding...............................................    41
  Multiple Contracts........................................    41
  Possible Changes In Taxation..............................    41
  Possible Charge For Our Taxes.............................    41
  Foreign Tax Credits.......................................    41
  Individual Retirement Annuities...........................    42
     Traditional IRAs.......................................    42
     Roth IRAs..............................................    42
     Other Tax Issues For IRAs and Roth IRAs................    42
  Tax Sheltered Annuities...................................    42
OTHER INFORMATION...........................................    43
  Voting Rights.............................................    43
  Reports to Contract Owners................................    43
  Selling the Contract......................................    43
  State Regulation..........................................    44
  Legal Proceedings.........................................    44
  Experts...................................................    44
  Legal Matters.............................................    45
  Registration Statements...................................    45
ACCUMULATION UNIT VALUES....................................    46
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL
  INFORMATION...............................................    52

                                  DEFINITIONS

accumulation unit: An index used to compute the value of the contract owner's interest in a subaccount prior to the annuity date.

annuitant: The person on whose continuation of life annuity payments may depend.

annuity date: The date on which annuity payments begin.


beneficiary(s): The person(s) designated by you to receive payment upon the death of an owner prior to the annuity date.


contract anniversary: The same date each year as the date of issue of the Contract.

contract year: The period from one contract anniversary to the day preceding the next contract anniversary.


Individual Retirement Account or Annuity ("IRA"): A retirement arrangement meeting the requirements of Section 408 or 408A of the Internal Revenue Code ("IRC").


monthiversary: The same date of each month as the date on which the Contract was issued.

net investment factor: An index used to measure the investment performance of a subaccount from one valuation period to the next.

nonqualified contract: A Contract issued in connection with a retirement arrangement other than a qualified arrangement described in the IRC.

qualified contract: A Contract issued in connection with a retirement arrangement described under section 401, 403(b), 408, or 408A of the IRC.

tax sheltered annuity: A Contract issued in connection with a retirement arrangement that receives favorable tax status under Section 403(b) of the IRC.


valuation period: The interval from one determination of the net asset value of a subaccount to the next. Net asset values are determined as of the close of trading on each day the New York Stock Exchange is open.


                        CAPSULE SUMMARY OF THE CONTRACT


This capsule summary provides a brief overview of the Contract. More detailed information about the Contract can be found in the sections of this Prospectus that follow, all of which should be read in their entirety.



The Contract is available as a nonqualified contract or tax sheltered annuity or may be issued as an IRA in certain circumstances or purchased through an established IRA or Roth IRA custodial account with Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"). Federal law limits maximum annual contributions to IRAs and Roth IRAs. Transfer amounts from tax sheltered annuity plans that are not subject to the Employee Retirement Income Security Act of 1974, as amended, will be accepted as premium payments, as permitted by law. Other premium payments will not be accepted under a Contract used as a tax sheltered annuity.



The tax advantages typically provided by a variable annuity are already available with tax-qualified plans, such as IRAs and Roth IRAs. You should carefully consider the advantages and disadvantages of owning a variable annuity in a tax-qualified plan, as well as the costs and benefits of the Contract (including the annuity income benefits), before you purchase the Contract in a tax-qualified plan.



We offer other variable annuity contracts that have different death benefits, contract features, fund selections, and optional programs. However, these other contracts also have different charges that would affect your subaccount performance and contract values. To obtain more information about these other contracts, contact our Service Center or your Financial Advisor.

For information concerning compensation paid for the sale of Contracts, see "Selling the Contract."

PREMIUMS


Generally, before the annuity date you can pay premiums as often as you like. The minimum initial premium is $5,000 for a nonqualified Contract or tax sheltered annuity Contract and $2,000 for an IRA Contract. Subsequent premiums generally must be $100 or more. Under an automatic investment feature, you can make subsequent premium payments systematically from your Merrill Lynch brokerage account. For more information, contact your Financial Advisor.


THE ACCOUNTS


As you direct, we will put premiums into subaccounts of Account A and/or Account B corresponding to the Funds in which we invest your contract value. For the first 14 days following the date of issue, we put all premiums you've directed into Account A into the Domestic Money Market V.I. Subaccount. After the 14 days, we'll put the money into the Account A subaccounts you've selected. Currently, you may allocate premiums or contract value among 18 of 25 available subaccounts. Generally, within certain limits you may transfer Account A value periodically among Account A subaccounts.


THE FUNDS AVAILABLE FOR INVESTMENT


- MERRILL LYNCH VARIABLE SERIES FUNDS, INC.


     - Basic Value V.I. Fund


     - Core Bond V.I. Fund


     - Domestic Money Market V.I. Fund


     - Focus Twenty V.I. Fund


     - Fundamental Growth V.I. Fund


     - Global Allocation V.I. Fund


     - Global Growth V.I. Fund


     - Government Bond V.I. Fund


     - High Current Income V.I. Fund


     - Index 500 V.I. Fund


     - Large Cap Core V.I. Fund


     - Large Cap Value V.I. Fund


     - Reserve Assets V.I. Fund


     - Small Cap Value V.I. Fund



- AIM VARIABLE INSURANCE FUNDS

     - AIM V.I. Capital Appreciation Fund

     - AIM V.I. Premier Equity Fund



- ALLIANCE VARIABLE PRODUCTS SERIES FUND

     - Premier Growth Portfolio
     - Quasar Portfolio
     - Technology Portfolio

- AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
     - VP International Fund

- DAVIS VARIABLE ACCOUNT FUND, INC.

     - Davis Value Portfolio



- MERCURY VARIABLE TRUST


     - Mercury International Value V.I. Fund


- MERCURY V.I. FUNDS, INC.

     - Merrill Lynch Large Cap Growth V.I. Fund



- MFS(R) VARIABLE INSURANCE TRUST(SM)


     - MFS Emerging Growth Series


     - MFS Research Series



We have closed to new purchase payments and to transfers the subaccounts investing in the American Balanced V.I. Fund, Developing Capital Markets V.I. Fund, and Utilities and Telecommunications V.I. Fund of the Merrill Lynch Variable Series Funds.



If you want detailed information about the investment objectives of the Funds, see "Investments of the Accounts" and the prospectuses for the Funds.


FEES AND CHARGES

  MORTALITY & EXPENSE RISK CHARGE

We impose a mortality and expense risk charge to cover certain risks. The mortality portion compensates us for mortality risks we assume for the annuity payment and death benefit guarantees made under the Contract. The expense portion compensates us for expense risks we assume if the contract maintenance and administration charges aren't enough to cover all Contract maintenance and administration expenses.

The charge equals 1.25% annually for Account A and 0.65% annually for Account B. We deduct it daily from the net asset value of the Accounts. This charge ends on the annuity date.

  SALES CHARGE

We may impose a deferred sales charge only if you withdraw money from Account A. The maximum charge is 7% of premium withdrawn during the first year after that premium is paid. The charges decrease by 1% each year. After year seven, it's 0%. We don't impose a sales charge on withdrawals or surrenders from Account B.

  ADMINISTRATION CHARGE

We charge 0.10% annually to reimburse us for costs associated with the establishment and administration of the Contract. We deduct this charge daily only from the net asset value of Account A. We don't impose the charge on the assets of Account B. This charge ends on the annuity date.

  CONTRACT MAINTENANCE CHARGE


We charge $40 at the end of each contract year and upon a full withdrawal to reimburse us for expenses related to maintenance of the Contract. We waive this charge on all Contracts with a contract value of at least $50,000 on the Contract anniversary and in certain circumstances where you own more than three Contracts. The charge ends on the annuity date.


  PREMIUM TAXES

On the annuity date we may deduct a charge for any premium taxes imposed by a state. Premium tax rates vary from jurisdiction to jurisdiction. They currently range from 0% to 5%.

  FUND EXPENSES

You will bear the costs of advisory fees and operating expenses deducted from Fund assets.

You can find detailed information about fees and charges imposed on the Contract under "Charges and Deductions".

TRANSFERS


  TRANSFERS AMONG ACCOUNT A SUBACCOUNTS



Before the annuity date, you may transfer all or part of your Account A value among the subaccounts up to six times per contract year without charge. However, the American Balanced V.I. Subaccount, Developing Capital Markets V.I. Subaccount, and Utilities and Telecommunications V.I. Subaccount are closed to transfers.



You may make more than six transfers among available subaccounts, but we may charge $25 per extra transfer. You may elect a Dollar Cost Averaging feature so that money you've put in the Domestic Money Market V.I. Subaccount is systematically transferred monthly into other Account A subaccounts you select without charge. In addition, through participation in the Merrill Lynch RPA(SM) program, you may have your Account A values invested under an investment program based on your investment profile (see "Transfers", "Dollar Cost Averaging", and "Merrill Lynch Retirement Plus Advisor(SM)").


  TRANSFERS FROM ACCOUNT A TO ACCOUNT B


Once each contract year, you may transfer from Account A to Account B all or a portion of the greater of any gain in account value and/or any premium no longer subject to a sales charge or 10% of premiums still subject to a sales charge (minus any premium already withdrawn or transferred). Additionally, we allow periodic transfers of all or a portion of the greater amount, determined at the time of each periodic transfer, on a monthly, quarterly, semi-annual or annual basis. You cannot make automatic transfers from Account A to Account B and systematic withdrawals from Account A in the same contract year.

This is the only amount you may transfer from Account A to Account B during a contract year. We impose no charge on this transfer. We don't permit transfers from Account B to Account A.

WITHDRAWALS

You can withdraw money from the Contract six times each contract year.

Withdrawals from Account A are generally subject to a sales charge (see "Sales Charge"). However, we won't impose a sales charge to the extent that the first six lump sum withdrawals from Account A in a contract year do not exceed the "free withdrawal amount" determined as of the date of the withdrawal request. The "free withdrawal amount" equals the greater of (a) or (b) minus any premiums previously withdrawn or transferred during that contract year, where:


     (a) = 10% of total premiums paid into Account A that are subject to a contingent deferred sales charge; and



     (b) = your gain in Account A plus premiums allocated to Account A that are not subject to a contingent deferred sales charge.


Each withdrawal counts as one of the six permitted each contract year. (See "Lump Sum Withdrawals".)

Additionally, through systematic withdrawals from Account A you may elect, once per contract year, for withdrawals to be paid on a monthly, quarterly, semi-annual or annual basis.

We don't impose a sales charge on withdrawals from Account B.

In addition to the six withdrawals permitted each contract year, once each contract year you may use the automatic withdrawal program to withdraw the value in Account B on a monthly, quarterly, semi-annual, or annual basis. These automatic withdrawals are not subject to any sales charge (see "Withdrawals and Surrenders").


A withdrawal may have adverse tax consequences, including the imposition of a penalty tax on withdrawals prior to age 59 1/2. Withdrawals from tax sheltered annuities are restricted (see "Federal Income Taxes").


DEATH BENEFIT

Regardless of investment experience, the Contract provides a guaranteed minimum death benefit if you die before the annuity date.

Currently, if you are age 80 or under on the issue date, the death benefit equals the greatest of:

(1) premiums paid less any withdrawals,
(2) the contract value, or
(3) the maximum death benefit value.

If you are over age 80 on the issue date, the death benefit equals the greater of:

(1) premiums paid less any withdrawals, or
(2) the contract value.

The maximum death benefit value equals the greatest anniversary value of Account A, plus the value of Account B.


The payment of a death benefit may have tax consequences (see "Federal Income Taxes").


ANNUITY PAYMENTS


Annuity payments begin on the annuity date and are made under the annuity option you select. When you first buy the Contract, the annuity date for nonqualified Contracts is the first day of the month following the annuitant's 90th birthday. The annuity date for IRA Contracts or tax sheltered annuity Contracts is generally when the owner/annuitant reaches age
70 1/2.


Details about the annuity options available under the Contract can be found under "Annuity Options".

Annuity payments may have tax consequences (see "Federal Income Taxes").

TEN DAY REVIEW

When you receive the Contract, read it carefully to make sure it's what you want. Generally, within 10 days after you receive the Contract, you may return it for a refund. Some states allow a longer period of time to return the Contract. To get a refund, return the Contract to the Service Center or to the Financial Advisor who sold it. We will then refund the greater of all premiums paid into the Contract or the contract value as of the date you return the Contract.

REPLACEMENT OF CONTRACTS


Generally, it is not advisable to purchase a Contract as a replacement for an existing annuity contract. You should replace an existing contract only when you determine that the Contract is better for you. You may have to pay a surrender charge on your existing contract, and the Contract will impose a new surrender charge period. Before you buy a Contract, ask your Financial Advisor if purchasing a Contract could be advantageous, given the Contract's features, benefits, and charges.



You should talk to your tax advisor to make sure that this purchase will qualify as a tax-free exchange. If you surrender your existing contract for cash and then buy the Contract, you may have to pay federal income taxes, including possible penalty taxes, on the surrender. Also, because we will not issue the Contract until we have received the initial premium from your existing insurance company, the issuance of the Contract may be delayed.


                                   FEE TABLE

A.   Contract Owner Transaction Expenses
     1. Sales Load Imposed on Premium............................  None
     2. Contingent Deferred Sales Charge

  COMPLETE YEARS ELAPSED SINCE   CONTINGENT DEFERRED SALES CHARGE AS A
       PAYMENT OF PREMIUM           PERCENTAGE OF PREMIUM WITHDRAWN
  ----------------------------   -------------------------------------
                                                7.00%
         0 years
                                                6.00%
         1 year
                                                5.00%
         2 years
                                                4.00%
         3 years
                                                3.00%
         4 years
                                                2.00%
         5 years
                                                1.00%
         6 years
                                                0.00%
     7 or more years

     3. Transfer Fee.............................................   $25
          The first 6 transfers among Separate Account A
          subaccounts in a contract year are free. We currently
          do not, but may in the future, charge a $25 fee on all
          subsequent transfers. These rules apply only to
          transfers among Separate Account A subaccounts. They do
          not apply to transfers from Separate Account A to
          Separate Account B. No transfers may be made from
          Separate Account B.
     The Fee Table and Examples do not include charges to
     contract owners for premium taxes. Premium taxes may be
     applicable. Refer to the "Premium Taxes" section in this
     Prospectus for further details.
B.   Annual Contract Maintenance Charge..........................   $40
     The contract maintenance charge will be assessed annually at the end of each contract year if the contract value is less than $50,000 and upon surrender if other than on the
     contract anniversary.


C.  Separate Account Annual Expenses (as a percentage of account value)

                                                   SEPARATE ACCT A   SEPARATE ACCT B
                                                   ---------------   ---------------
Mortality and Expense Risk Charge................       1.25%             .65%
Administration Charge............................        .10%             .00%
                                                        -----             ----
Total Separate Account Annual Expenses...........       1.35%             .65%


D. Fund Expenses for the Year Ended December 31, 2001 (see "Notes to Fee Table") (as a percentage of each Fund's average net assets)



                                              Merrill Lynch Variable Series Funds, Inc. (Class A Shares)(a)
                                    ----------------------------------------------------------------------------------
                                                                                      Domestic
                                                     Basic   Core     Developing       Money      Focus
                                       American      Value   Bond   Capital Markets    Market    Twenty    Fundamental
Annual Expenses                     Balanced V.I.*   V.I.    V.I.      V.I.(b)**        V.I.     V.I.(b)   Growth V.I.
---------------                     --------------   -----   ----   ---------------   --------   -------   -----------
Investment Advisory Fees..........       .55%        .60%    .43%        1.00%          .50%       .85%        .65%
Other Expenses....................       .13%        .08%    .08%         .21%          .07%       .25%        .14%
                                         ----        ----    ----        -----          ----      -----       -----
Total Annual Operating Expenses...       .68%        .68%    .51%        1.21%          .57%      1.10%        .79%
Expense Reimbursements............         0%          0%     0%            0%            0%         0%          0%
                                         ----        ----    ----        -----          ----      -----       -----
Net Expenses......................       .68%        .68%    .51%        1.21%          .57%      1.10%        .79%



                                                                        High
                                      Global     Global                Current
                                    Allocation   Growth   Government   Income      Index
Annual Expenses                        V.I.       V.I.    Bond V.I.     V.I.     500 V.I.
---------------                     ----------   ------   ----------   -------   ---------
Investment Advisory Fees..........     .65%       .75%       .50%       .48%       .30%
Other Expenses....................     .10%       .13%       .09%       .10%       .10%
                                       ----       ----       ----       ----       ----
Total Annual Operating Expenses...     .75%       .88%       .59%       .58%       .40%
Expense Reimbursements............       0%         0%         0%         0%         0%
                                       ----       ----       ----       ----       ----
Net Expenses......................     .75%       .88%       .59%       .58%       .40%



                                                Large Cap   Reserve                  Utilities and
                                    Large Cap     Value     Assets    Small Cap    Telecommunications
Annual Expenses                     Core V.I.    V.I.(a)     V.I.     Value V.I.         V.I.*
---------------                     ---------   ---------   -------   ----------   ------------------
Investment Advisory Fees..........    .45%         .75%      .50%        .75%             .60%
Other Expenses....................    .08%         .90%      .28%        .08%             .11%
                                      ----        -----      ----        ----             ----
Total Annual Operating Expenses...    .53%        1.65%      .78%        .83%             .71%
Expense Reimbursements............      0%         .40%        0%          0%               0%
                                      ----        -----      ----        ----             ----
Net Expenses......................    .53%        1.25%      .78%        .83%             .71%

                                    AIM Variable Insurance         Alliance Variable Products            American
                                    Funds (Series I Shares)    Series Fund, Inc. (Class A Shares)    Century Variable
                                    -----------------------   ------------------------------------      Portfolios
                                                     AIM                                             (Original Class
                                      AIM V.I.       V.I.     Alliance                                   Shares)
                                      Capital      Premier     Premier     Alliance     Alliance     ----------------
Annual Expenses                     Appreciation    Equity     Growth     Quasar(c)    Technology    VP International
---------------                     ------------   --------   ---------   ----------   -----------   ----------------
Investment Advisory Fees            .61%....         .60%       1.00%       1.00%         1.00%           1.26%
Other Expenses....................      .24%         .25%        .04%        .16%          .08%              0%
                                        ----         ----       -----       -----         -----           -----
Total Annual Operating Expenses...      .85%         .85%       1.04%       1.16%         1.08%           1.26%
Expense Reimbursements............        0%           0%          0%          0%            0%              0%
                                        ----         ----       -----       -----         -----           -----
Net Expenses......................      .85%         .85%       1.04%       1.16%         1.08%           1.26%






                                      DAVIS                           MERCURY V.I.     MFS(R)-VARIABLE INSURANCE
                                     VARIABLE    MERCURY VARIABLE     FUNDS, INC.              TRUST(SM)
                                     ACCOUNT          TRUST         (CLASS A SHARES)    (INITIAL CLASS SHARES)
                                    FUND, INC.   ----------------   ----------------   -------------------------
                                    ----------       MERCURY         MERRILL LYNCH        MFS
                                      DAVIS       INTERNATIONAL        LARGE CAP        EMERGING        MFS
ANNUAL EXPENSES                       VALUE         VALUE V.I.        GROWTH V.I.      GROWTH(D)    RESEARCH(D)
---------------                     ----------   ----------------   ----------------   ----------   ------------
Investment Advisory Fees..........     .75%            .75%               .65%            .75%          .75%
Other Expenses....................     .12%            .26%               .50%            .12%          .15%
                                      -----           -----              -----            ----          ----
Total Annual Operating Expenses...     .87%           1.01%              1.15%            .87%          .90%
Expense Reimbursements............       0%              0%                 0%              0%            0%
                                      -----           -----              -----            ----          ----
Net Expenses......................     .87%           1.01%              1.15%            .87%          .90%


---------------
* Closed to allocations of premiums or contract value following the close of business on December 6, 1996.


** Closed to allocations of premiums or contract value following the close of business on April 27, 2001.

EXAMPLES OF CHARGES


If the Contract is surrendered at the end of the applicable time period:

The following cumulative expenses would be paid on each $1,000 invested, assuming 5% annual return on assets:


                                                      1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                      ------   -------   -------   --------
SEPARATE ACCOUNT B SUBACCOUNT INVESTING IN:
ML Reserve Assets V.I. Fund.........................   $15      $ 47      $ 81       $178
SEPARATE ACCOUNT A SUBACCOUNT INVESTING IN:
ML American Balanced V.I. Fund*.....................   $86      $115      $143       $244
ML Basic Value V.I. Fund............................   $86      $115      $143       $244
ML Core Bond V.I. Fund..............................   $85      $110      $134       $225
ML Developing Capital Markets V.I. Fund**...........   $91      $131      $170       $298
ML Domestic Money Market V.I. Fund..................   $85      $112      $137       $232
ML Focus Twenty V.I. Fund...........................   $90      $128      $165       $287
ML Fundamental Growth V.I. Fund.....................   $87      $119      $149       $255
ML Global Allocation V.I. Fund......................   $87      $117      $147       $251
ML Global Growth V.I. Fund..........................   $88      $121      $154       $264
ML Government Bond V.I. Fund........................   $86      $113      $138       $234
ML High Current Income V.I. Fund....................   $85      $112      $138       $233
ML Index 500 V.I. Fund..............................   $84      $107      $128       $214
ML Large Cap Core V.I. Fund.........................   $85      $111      $135       $228
ML Large Cap Value V.I. Fund........................   $92      $132      $172       $302
ML Small Cap Value V.I. Fund........................   $88      $120      $151       $259
ML Utilities and Telecommunications V.I. Fund*......   $87      $116      $145       $247
AIM V.I. Capital Appreciation Fund..................   $88      $120      $152       $261
AIM V.I. Premier Equity Fund........................   $88      $120      $152       $261
Alliance Premier Growth Portfolio...................   $90      $126      $162       $281
Alliance Quasar Portfolio...........................   $91      $129      $168       $293
Alliance Technology Portfolio.......................   $90      $127      $164       $285
American Century VP International Fund..............   $92      $132      $173       $303
Davis Value Portfolio...............................   $88      $121      $153       $263
Mercury International Value V.I. Fund...............   $90      $125      $160       $278
Merrill Lynch Large Cap Growth V.I. Fund............   $91      $129      $167       $292
MFS Emerging Growth Series..........................   $88      $121      $153       $263
MFS Research Series.................................   $88      $122      $155       $267


---------------

* Closed to allocations of premiums or contract value following the close of business on December 6, 1996.



** Closed to allocations of premiums or contract value following the close of business on April 27, 2001.

If the Contract is annuitized, or not surrendered, at the end of the applicable time period:

The following cumulative expenses would be paid on each $1,000 invested, assuming 5% annual return on assets:


                                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                    ------   -------   -------   --------
SEPARATE ACCOUNT B SUBACCOUNT INVESTING IN:
ML Reserve Assets V.I. Fund.......................   $15       $47      $ 81       $178
SEPARATE ACCOUNT A SUBACCOUNT INVESTING IN:
ML American Balanced V.I. Fund*...................   $21       $66      $113       $244
ML Basic Value V.I. Fund..........................   $21       $66      $113       $244
ML Core Bond V.I. Fund............................   $20       $61      $104       $225
ML Developing Capital Markets V.I. Fund**.........   $27       $82      $140       $298
ML Domestic Money Market V.I. Fund................   $20       $63      $107       $232
ML Focus Twenty V.I. Fund.........................   $26       $79      $135       $287
ML Fundamental Growth V.I. Fund...................   $23       $69      $119       $255
ML Global Allocation V.I. Fund....................   $22       $68      $117       $251
ML Global Growth V.I. Fund........................   $23       $72      $124       $264
ML Government Bond V.I. Fund......................   $20       $63      $108       $234
ML High Current Income V.I. Fund..................   $20       $63      $108       $233
ML Index 500 V.I. Fund............................   $18       $57      $ 98       $214
ML Large Cap Core V.I. Fund.......................   $20       $61      $105       $228
ML Large Cap Value V.I. Fund......................   $27       $84      $142       $302
ML Small Cap Value V.I. Fund......................   $23       $71      $121       $259
ML Utilities and Telecommunications V.I. Fund*....   $22       $67      $115       $247
AIM V.I. Capital Appreciation Fund................   $23       $71      $122       $261
AIM V.I. Premier Equity Fund......................   $23       $71      $122       $261
Alliance Premier Growth Portfolio.................   $25       $77      $132       $281
Alliance Quasar Portfolio.........................   $26       $81      $138       $293
Alliance Technology Portfolio.....................   $25       $78      $134       $285
American Century VP International Fund............   $27       $84      $143       $303
Davis Value Portfolio.............................   $23       $72      $123       $263
Mercury International Value V.I. Fund.............   $25       $76      $130       $278
Merrill Lynch Large Cap Growth V.I. Fund..........   $26       $80      $137       $292
MFS Emerging Growth Series........................   $23       $72      $123       $263
MFS Research Series...............................   $24       $73      $125       $267


---------------

* Closed to allocations of premiums or contract value following the close of business on December 6, 1996.



** Closed to allocations of premiums or contract value following the close of business on April 27, 2001.



The preceding Fee Table and Examples help you understand the costs and expenses you will bear, directly or indirectly. The Fee Table and Examples include expenses and charges of the Accounts as well as the Funds. The Examples also reflect the $40 contract maintenance charge as 0.0279% of average assets. See the "Charges and Deductions" section in this Prospectus and the Fund prospectuses for a further discussion of fees and charges.


THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RATES OF RETURN OF ANY FUND. ACTUAL EXPENSES AND ANNUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ASSUMED FOR THE PURPOSE OF THE EXAMPLES.


Condensed financial information containing the accumulation unit value history appears at the end of this Prospectus.

                               NOTES TO FEE TABLE


(a) Merrill Lynch Investment Managers, L.P. ("MLIM") and Merrill Lynch Life Agency, Inc. have entered into a Reimbursement Agreement that limits the operating expenses, exclusive of any distribution fees imposed on Class B shares, paid by each Fund of the Merrill Variable Funds in a given year to 1.25% of its average net assets. This Reimbursement Agreement is expected to remain in effect for the current year. Under this Reimbursement Agreement, the Large Cap Value V.I. Fund was reimbursed for a portion of its operating expenses for 2001.



(b)The Fee Table does not reflect fees waived or expenses assumed by MLIM on a voluntary basis during the year ended December 31, 2001. MLIM may discontinue or reduce any such waiver or assumption of expenses at any time without notice. During the fiscal year ended December 31, 2001, MLIM voluntarily waived management fees totaling 0.06% for the Developing Capital Markets V.I. Fund and 0.01% for the Focus Twenty V.I. Fund. Considering such reimbursements, "Total Annual Operating Expenses" would have been 1.15% for the Developing Capital Markets V.I. Fund and 1.09% for the Focus Twenty V.I. Fund.



(c) The Fee Table does not reflect fees waived or expenses assumed by Alliance Capital Management L.P. ("Alliance") for the Alliance Quasar Portfolio during the year ended December 31, 2001. Such waivers and assumption of expenses were made on a voluntary basis. Alliance may discontinue or reduce any such waiver or assumption of expenses at any time without notice. During the fiscal year ended December 31, 2001, Alliance waived management fees totaling 0.21% for the Alliance Quasar Portfolio. Considering such reimbursements, "Total Annual Operating Expenses" would have been 0.95% for the Alliance Quasar Portfolio.



(d) The MFS Emerging Growth Series and MFS Research Series have expense offset arrangements which reduce each Fund's custodian fee based upon the amount of cash maintained by each Fund with its custodian and dividend disbursing agent. Each Fund may enter into such arrangements and directed brokerage arrangements, which would also have the effect of reducing the Fund's expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the Funds. Had these fee reductions been taken into account, "Net Expenses" would have been 0.86% for the Emerging Growth Series and 0.89% for the Research Series.


                            YIELDS AND TOTAL RETURNS

From time to time, we may advertise yields, effective yields, and total returns for the subaccounts. These figures are based on historical earnings and do not indicate or project future performance. We may also advertise performance of the subaccounts in comparison to certain performance rankings and indices. More detailed information on the calculation of performance information, as well as comparisons with unmanaged market indices, appears in the Statement of Additional Information.

Effective yields and total returns for a subaccount are based on the investment performance of the corresponding Fund. Fund expenses influence Fund performance.


The yields of the Domestic Money Market V.I. Subaccount and the Reserve Assets V.I. Subaccount refer to the annualized income generated by an investment in each subaccount over a specified 7-day period. The yield is calculated by assuming that the income generated for that 7-day period is generated each 7-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.



The yield of an Account A subaccount (besides the Domestic Money Market V.I. Subaccount) refers to the annualized income generated by an investment in the subaccount over a specified 30-day or one month period. The yield is calculated by assuming the income generated by the investment during that 30-day or one-month period is generated each period over 12 months and is shown as a percentage of the investment.

The average annual total return of a subaccount refers to return quotations assuming an investment has been held in each subaccount for 1, 5 and 10 years, or for a shorter period, if applicable. The average annual total returns represent the average compounded rates of return that would cause an initial investment of $1,000 to equal the value of that investment at the end of each period. These percentages include any sales charge that would apply if you terminated the Contract at the end of each period indicated, but exclude any deductions for premium taxes.


We may also advertise or present yield or total return performance information computed on different bases, but this information will always be accompanied by average annual total returns for the corresponding subaccounts. For example, we may present total return information that doesn't reflect a deduction for the sales charge. This presentation assumes that an investment in the Contract will extend beyond the period when the sales charge applies, consistent with the long term investment and retirement objectives of the Contract. We may also advertise total return performance information for the Funds. We may also present total return performance information for a subaccount for periods before the date the subaccount commenced operations. If we do, we'll base performance of the corresponding Fund as if the subaccount existed for the same periods as those indicated for the corresponding Fund, with a level of fees and charges equal to those currently imposed under the Contracts. We may also present total performance information for a hypothetical Contract assuming allocation of the initial premium to more than one subaccount or assuming monthly transfers from the Domestic Money Market V.I. Subaccount to designated subaccounts under a dollar cost averaging program. This information will reflect the performance of the affected subaccounts for the duration of the allocation under the hypothetical Contract. It will also reflect the deduction of charges described above except for the sales charge. This information may also be compared to various indices.


Advertising and sales literature for the Contracts may also compare the performance of the subaccounts and Funds to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, with investment objectives similar to each of the Funds corresponding to the subaccounts.

Performance information may also be based on rankings by services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis. Ranking services we may use as sources of performance comparison are Lipper, VARDS, CDA/Weisenberger, Morningstar, MICROPAL, and Investment Company Data, Inc.


Advertising and sales literature for the Contracts may also compare the performance of the subaccounts to the Standard & Poor's Index of 500 Common Stocks, the Morgan Stanley EAFE Index(R), the Russell 1000 Index(R), the Russell 2000 Index(R), and the Dow Jones Indices, all widely used measures of stock market performance. These unmanaged indices assume the reinvestment of dividends, but do not reflect any "deduction" for the expense of operating or managing an investment portfolio. Other sources of performance comparison that we may use are Chase Investment Performance Digest, Money, Forbes, Fortune, Business Week, Financial Services Weekly, Kiplinger Personal Finance, Wall Street Journal, USA Today, Barrons, U.S. News & World Report, Strategic Insight, Donaghues, Investors Business Daily, and Ibbotson Associates.


Advertising and sales literature for the Contracts may also contain information on the effect of tax deferred compounding on subaccount investment returns, or returns in general. The tax deferral may be illustrated by graphs and charts and may include a comparison at various points in time of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a currently taxable basis.

                     ML LIFE INSURANCE COMPANY OF NEW YORK

We are a stock life insurance company organized under the laws of the State of New York on November 28, 1973. We are an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc., a corporation whose common stock is traded on the New York Stock Exchange.

Our financial statements can be found in the Statement of Additional Information. You should consider them only in the context of our ability to meet any Contract obligation.

                                  THE ACCOUNTS

You may direct premiums into one or both of two segregated investment accounts available to the Contract (the "Accounts"). The ML of New York Variable Annuity Separate Account A ("Account A") offers through its subaccounts a variety of investment options. Each option has a different investment objective. The ML of New York Variable Annuity Separate Account B ("Account B") offers a money market investment through its subaccount.

We established the Accounts on August 14, 1991. They are governed by New York law, our state of domicile. They are registered with the Securities and Exchange Commission as unit investment trusts under the Investment Company Act of 1940. Each account meets the definition of a separate account under the federal securities laws. The Accounts' assets are segregated from all of our other assets.

SEGREGATION OF ACCOUNT ASSETS

Obligations to contract owners and beneficiaries that arise under the Contract are our obligations. We own all of the assets in the Accounts. Each Account's income, gains, and losses, whether or not realized, derived from Account assets are credited to or charged against the Account without regard to our other income, gains or losses. The assets in each Account will always be at least equal to the reserves and other liabilities of the Account. If an Account's assets exceed the required reserves and other Contract liabilities, we may transfer the excess to our general account. Under New York insurance law the assets in each Account, to the extent of its reserves and liabilities, may not be charged with liabilities arising out of any other business we conduct nor may the assets of either Account be charged with any liabilities of the other Account.

NUMBER OF SUBACCOUNTS; SUBACCOUNT INVESTMENTS


There are 24 subaccounts currently available through Account A and one subaccount currently available through Account B. Three subaccounts previously available through Account A (the American Balanced V.I. Subaccount, the Developing Capital Markets V.I. Subaccount, and the Utilities and Telecommunications V.I. Subaccount) are closed to allocations of premiums and contract value. All subaccounts invest in a corresponding portfolio of the Merrill Lynch Variable Series Funds, Inc. (the "Merrill Variable Funds"); the AIM Variable Insurance Funds (the "AIM V.I. Funds"); the Alliance Variable Products Series Fund, Inc. (the "Alliance Fund"); the American Century Variable Portfolios, Inc. (the "American Century Portfolios"); the Davis Variable Account Fund, Inc. (the "Davis Fund"); the Mercury Variable Trust (the "Mercury Trust"); the Mercury V.I. Funds, Inc. (the "Mercury V.I. Funds") or the MFS(R) Variable Insurance Trust(SM) (the "MFS Trust"). Additional subaccounts may be added or closed in the future.



Although the investment objectives and policies of certain Funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment adviser, manager, or sponsor, nevertheless, we do not represent or assure that the investment results will be comparable to any other portfolio, even where the investment adviser or manager is the same. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all of these reasons, you should expect investment results to differ. In particular, certain Funds available only through the Contract have names similar to funds not available through the

Contract. The performance of a fund not available through the Contract should not be indicative of performance of the similarly named Fund available through the Contract.


                          INVESTMENTS OF THE ACCOUNTS

GENERAL INFORMATION AND INVESTMENT RISKS


Information about investment objectives, management, policies, restrictions, expenses and all other aspects of fund operations can be found in the Fund prospectuses and Statements of Additional Information. Read these carefully before investing. Fund shares are currently sold to our separate accounts as well as separate accounts of Merrill Lynch Life Insurance Company (an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.), and insurance companies not affiliated with us, to fund benefits under certain variable annuity and variable life insurance contracts. Shares of these funds may be offered in the future to certain pension or retirement plans.



The investment adviser of a Fund (or its affiliates) may pay compensation to us or our affiliates, which may be significant, in connection with administration, distribution, or other services provided with respect to the Funds and their availability through the Contracts. The amount of this compensation is based upon a percentage of the assets of the Fund attributable to the Contracts and other contracts that we or our affiliates issue. These percentages differ, and some advisers (or affiliates) may pay more than others.



Generally, you should consider the Funds as long-term investments and vehicles for diversification, but not as a balanced investment program. Many of these Funds may not be appropriate as the exclusive investment to fund a Contract for all contract owners. The Fund prospectuses also describe certain additional risks, including investing on an international basis or in foreign securities and investing in lower rated or unrated fixed income securities. There is no guarantee that any Fund will be able to meet its investment objectives. Meeting these objectives depends upon future economic conditions and upon how well Fund management anticipates changes in economic conditions.


MERRILL LYNCH VARIABLE SERIES FUNDS, INC.


The Merrill Variable Funds is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Account A Class A shares of 13 of its separate investment mutual fund portfolios. The Reserve Assets V.I. Fund is available only to Account B.



Merrill Lynch Investment Managers, L.P. ("MLIM") is the investment adviser to the Merrill Variable Funds. MLIM, together with its affiliates, Fund Asset Management, L.P., Merrill Lynch Asset Management U.K., Ltd., and Merrill Lynch Investment Managers International Ltd. (all of which may operate under the name "Mercury Advisors"), is a worldwide mutual fund leader, and had a total of $515 billion in investment company and other portfolio assets under management as of the end of February, 2002. It is registered as an investment adviser under the Investment Advisers Act of 1940. MLIM is an indirect subsidiary of Merrill Lynch & Co., Inc. MLIM's principal business address is 800 Scudders Mill Road, Plainsboro, New Jersey 08536. As the investment adviser, it is paid fees by these Funds for its services. MLIM and Merrill Lynch Life Agency, Inc. have entered into a Reimbursement Agreement that limits the operating expenses paid by each Fund of the Merrill Variable Funds in a given year to 1.25% of its average net assets. A summary of the investment objective and strategy for each Fund is set forth below.



AMERICAN BALANCED V.I. FUND (FORMERLY, THE AMERICAN BALANCED FUND). This Fund seeks a level of current income and a degree of stability of principal not normally available from an investment solely in equity securities and the opportunity for capital appreciation greater than is normally available from an investment solely in debt securities by investing in a balanced portfolio of fixed income and equity securities.

The subaccount corresponding to this Fund was closed to allocations of premiums and contract value following the close of business on December 6, 1996. Effective following the close of business on April 27, 2001, the Balanced Capital Focus Fund was merged with and into this Fund.



BASIC VALUE V.I. FUND (FORMERLY, THE BASIC VALUE FOCUS FUND). This Fund seeks capital appreciation and, secondarily income by investing in securities, primarily equities, that management of the Fund believes are undervalued and therefore represent basic investment value.



CORE BOND V.I. FUND (FORMERLY, THE CORE BOND FOCUS FUND). This Fund seeks to obtain a high level of current income. Secondarily, the Fund seeks capital appreciation when consistent with the foregoing objective. The Fund invests primarily in fixed income securities of any kind rated investment grade, or, if unrated, of comparable quality.



DEVELOPING CAPITAL MARKETS V.I. FUND (FORMERLY, THE DEVELOPING CAPITAL MARKETS FOCUS FUND). This Fund seeks long-term capital appreciation by investing in securities, principally equities, of issuers in countries having smaller capital markets. For purposes of its investment objective, the Fund considers countries having smaller capital markets to be all countries other than the four countries having the largest equity market capitalizations.


The subaccount corresponding to this Fund was closed to allocations of premiums and contract value following the close of business on April 27, 2001.


DOMESTIC MONEY MARKET V.I. FUND (FORMERLY, THE DOMESTIC MONEY MARKET
FUND). This Fund seeks to preserve capital, maintain liquidity, and achieve the highest possible current income consistent with the foregoing objectives by investing in short-term domestic money market securities. Although the Domestic Money Market V.I. Fund seeks to preserve capital, it is possible to lose money by investing in this Fund. During extended periods of low interest rates, the yields of the Domestic Money Market V.I. Subaccount also may become extremely low and possibly negative.



FOCUS TWENTY V.I. FUND (FORMERLY, THE FOCUS TWENTY SELECT FUND). This Fund seeks long-term capital appreciation. The Fund is a non-diversified fund and invests primarily in common stocks of approximately 20 companies that Fund management believes have strong earnings growth and capital appreciation potential. To a lesser extent, the Fund also may invest in preferred stock, convertible securities, warrants, and rights to subscribe to common stock of these companies.



FUNDAMENTAL GROWTH V.I. FUND (FORMERLY, THE FUNDAMENTAL GROWTH FOCUS
FUND). This Fund seeks long-term growth of capital. The Fund purchases primarily common stocks of U.S. companies that Fund management believes have shown above-average rates of growth earnings over the long-term. The Fund will invest at least 65% of its total assets in equity securities.



GLOBAL ALLOCATION V.I. FUND (FORMERLY, THE GLOBAL ALLOCATION FOCUS FUND). This Fund seeks high total investment return by investing primarily in a portfolio of equity and fixed-income securities, including convertible securities, of U.S. and foreign issuers. The Fund seeks to achieve its objective by investing primarily in securities of issuers located in the United States, Canada, Western Europe, the Far East and Latin America.



GLOBAL GROWTH V.I. FUND (FORMERLY, THE GLOBAL GROWTH FOCUS FUND). This Fund seeks long-term growth of capital. The Fund invests in a diversified portfolio of equity securities of issuers located in various countries and the United States, placing particular emphasis on companies that have exhibited above-average growth rates in earnings. Because a substantial portion of the Fund's assets may be invested on an international basis, contract owners should be aware of certain risks, such as fluctuations in foreign exchange rates, future political and economic developments, different legal systems, and the possible imposition of exchange controls or other foreign government laws or restrictions. An investment in the Fund may be appropriate only for long-term investors who can assume the risk of loss of principal, and do not seek current income.

GOVERNMENT BOND V.I. FUND (FORMERLY, THE GOVERNMENT BOND FUND). This Fund seeks the highest possible current income consistent with the protection of capital afforded by investing in debt securities issued or guaranteed by the United States Government, its agencies or instrumentalities.



HIGH CURRENT INCOME V.I. FUND (FORMERLY, THE HIGH CURRENT INCOME FUND). This Fund seeks to obtain a high level of current income. Secondarily, the Fund seeks capital appreciation to the extent consistent with the foregoing objective. The Fund invests principally in fixed-income securities that are rated in the lower rating categories of the established rating services or in unrated securities of comparable quality (including securities commonly known as "junk bonds"). Investment in such securities entails relatively greater risk of loss of income or principal. In an effort to minimize risk, the Fund will diversify its holdings among many issuers. However, there can be no assurance that diversification will protect the Fund from widespread defaults during periods of sustained economic downturn.



INDEX 500 V.I. FUND (FORMERLY, THE INDEX 500 FUND). This Fund seeks investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index(R)").



LARGE CAP CORE V.I. FUND (FORMERLY, THE LARGE CAP CORE FOCUS FUND). This Fund seeks to achieve high total investment return. The Fund seeks to achieve its objective by investing at least 80% of its total assets in common stock of companies the adviser selects from among those included in the Russell 1000 Index(R).



LARGE CAP VALUE V.I. FUND (FORMERLY, THE LARGE CAP VALUE FOCUS FUND). This Fund seeks long-term capital growth. The Fund invests primarily in a diversified portfolio of equity securities of large-cap companies located in the U.S. and included in the Russell 1000 Index(R) that Fund management believes are undervalued.



RESERVE ASSETS V.I. FUND (FORMERLY, THE RESERVE ASSETS FUND). This Fund seeks to preserve capital, maintain liquidity, and achieve the highest possible current income consistent with the foregoing objectives by investing in short-term money market securities. The Fund invests in short-term United States government securities; U.S. government agency securities; bank certificates of deposit and bankers' acceptances; short-term debt securities such as commercial paper and variable amount master demand notes; repurchase agreements and other money market instruments. Although the Reserve Assets V.I. Fund seeks to preserve capital, it is possible to lose money by investing in this Fund. During extended periods of low interest rates, the yields of the Reserve Assets V.I. Subaccount also may become extremely low and possibly negative.



SMALL CAP VALUE V.I. FUND (FORMERLY, THE SMALL CAP VALUE FOCUS FUND). This Fund seeks long term growth of capital by investing in a diversified portfolio of securities, primarily common stocks, of relatively small companies that management of the Merrill Variable Funds believes have special investment value. Companies are selected by management on the basis of their long-term potential for expanding their size and profitability or for gaining increased market recognition for their securities. Current income is not a factor in the selection of securities.



UTILITIES AND TELECOMMUNICATIONS V.I. FUND (FORMERLY, THE UTILITIES AND TELECOMMUNICATIONS FOCUS FUND). This Fund seeks both capital appreciation and current income through investment of at least 65% of its total assets in equity and debt securities issued by domestic and foreign companies which are, in the opinion of MLIM, primarily engaged in the ownership or operation of facilities used to generate, transmit or distribute electricity, telecommunications, gas or water.



The Subaccount corresponding to this Fund was closed to allocations of premiums and contract value following the close of business on December 6, 1996.

AIM VARIABLE INSURANCE FUNDS



AIM Variable Insurance Funds ("AIM V.I. Funds") is registered with the Securities and Exchange Commission as an open-end, series, management investment company. It currently offers Account A Series I shares of two of its separate investment portfolios.



A I M Advisors, Inc. ("AIM"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, serves as the investment adviser to each of the Funds of AIM V.I. Funds. AIM has acted as an investment adviser since its organization in 1976. Today AIM, together with its subsidiaries, advises or manages over 150 investment portfolios, including the Funds, encompassing a broad range of investment objectives. As the investment adviser, AIM is paid fees by the Funds for its services. A summary of the investment objective and strategy for each Fund is set forth below.



AIM V.I. CAPITAL APPRECIATION FUND. This Fund seeks growth of capital through investment in common stocks of companies that are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth.



AIM V.I. PREMIER EQUITY FUND (FORMERLY, THE AIM V.I. VALUE FUND). This Fund seeks to achieve long-term growth of capital. Income is a secondary objective. The Fund invests normally at least 80% of its net assets in equity securities including convertible securities. The Fund may also invest in preferred stocks or debt instruments that have prospects for growth of capital.


ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.

Alliance Variable Products Series Fund, Inc. ("Alliance Fund") is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Account A Class A shares of three of its separate investment portfolios. Alliance Capital Management L.P. ("Alliance"), a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, New York 10105 serves as the investment adviser to each Fund of the Alliance Fund. Alliance Capital Management Corporation ("ACMC"), the sole general partner of Alliance, is an indirect wholly owned subsidiary of The Equitable Life Assurance Society of the United States, which is in turn a wholly owned subsidiary of AXA Financial, Inc., a holding company which is controlled by AXA, a French insurance holding company for an international group of insurance and related financial services companies. As the investment adviser, Alliance is paid fees by the Funds for its services. A summary of the investment objective and strategy for each Fund is set forth below.

ALLIANCE PREMIER GROWTH PORTFOLIO. This Fund seeks growth of capital by pursuing aggressive investment policies. Since investments will be made based upon their potential for capital appreciation, current income is incidental to the objective of capital growth.

ALLIANCE QUASAR PORTFOLIO. This Fund seeks growth of capital by pursuing aggressive investment policies. The Fund invests principally in a diversified portfolio of equity securities of any company and industry and in any type of security which is believed to offer possibilities for capital appreciation, and invests only incidentally for current income.

ALLIANCE TECHNOLOGY PORTFOLIO. This Fund seeks capital appreciation by investing primarily in securities of companies that use technology extensively in the development of new or improved products or processes. The Fund invests in different industries, and in both established companies and new or unseasoned companies.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.


American Century Variable Portfolios, Inc. ("American Century Portfolios") is a registered open-end management investment company that was organized as a Maryland corporation on June 4, 1987. It currently offers Account A Original Class shares in one of its investment portfolios. American Century Investment Management, Inc. ("ACIM"), a Maryland corporation headquartered at 4500 Main Street,

Kansas City, Missouri 64111, serves as investment adviser to the American Century Portfolios. ACIM has been managing mutual funds since 1958. As the investment adviser, ACIM is paid fees by the Fund for its services. A summary of the investment objective and strategy for this Fund is set forth below.

VP INTERNATIONAL FUND. This Fund seeks capital growth. The Fund invests in companies with earnings and revenue growth that Fund management believes will increase in value over time. Ideally, Fund management seeks companies whose earnings and revenues are growing at a successively faster, or accelerating, pace. Fund management also strives to diversify by investing across different countries and geographical areas.

DAVIS VARIABLE ACCOUNT FUND, INC.


Davis Variable Account Fund, Inc. ("Davis Fund") is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Account A shares of one of its portfolios, the Davis Value Portfolio. As the investment adviser, Davis Advisers is paid fees by the Fund for its services. Davis Selected Advisers, LP ("Davis Advisers"), located at 2949 East Elvira Road, Tucson, Arizona 85706, is the investment adviser to the Davis Value Portfolio. As investment adviser, Davis Advisers is paid fees by the Fund for its services. Davis Selected Advisers-NY, Inc. ("Davis Advisers-NY"), located at 609 Fifth Avenue, New York, New York 10017, serves as the subadviser to the Davis Value Portfolio. Davis Advisers-NY is a wholly owned subsidiary of Davis Advisers. Davis Advisers pays the subadvisory fee, not the Davis Value Portfolio. A summary of the investment objective and strategy for this Fund is set forth below.


DAVIS VALUE PORTFOLIO. This Fund seeks to provide growth of capital. The Fund invests primarily in common stocks of U.S. companies with market capitalizations of at least $5 billion. These companies are selected based on their potential for long-term growth, long-term return, and minimum risk.


MERCURY VARIABLE TRUST (FORMERLY, THE MERCURY HW VARIABLE TRUST)



Mercury Variable Trust ("Mercury Trust") (formerly, the "Mercury HW Trust"), a Massachusetts business trust, is registered with the Securities and Exchange Commission as an open-end management investment company. The Mercury Trust is intended to serve as the investment medium for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain insurance companies. It currently offers Account A shares of one of its portfolios.



Mercury Advisors, 800 Scudders Mill Road, Plainsboro, New Jersey 08536, serves as the investment adviser to the Mercury International Value V.I. Fund and generally administers the affairs of the Mercury Trust. As the investment adviser, Mercury Advisors is paid fees by the Fund for its services. Merrill Lynch Asset Management, U.K. Limited ("MLAM U.K."), located at Ropemaker Place, 25 Ropemaker Street, London, England E2Y 9LY, serves as the subadviser to the Mercury International Value V.I. Fund. MLAM U.K. is an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. Mercury Advisors pays the subadvisory fee, not the Mercury International Value V.I. Fund. A summary of the investment objective and strategy for this Fund is set forth below.



MERCURY INTERNATIONAL VALUE V.I. FUND (FORMERLY, THE MERCURY HW INTERNATIONAL VALUE VIP PORTFOLIO). The Fund's investment objective is to provide current income and long-term growth of income, accompanied by growth of capital. The Fund invests at least 65% of its total assets in stocks in at least ten foreign markets. In investing the Fund, Mercury Advisors follows a value style. This means that it buys stocks that it believes are currently undervalued by the market and thus would have a lower price than their true worth.



Effective following the close of business on April 27, 2001, the International Equity Focus Fund of the Merrill Variable Funds was merged with and into the Mercury International Value V.I. Fund of the Mercury Trust.

MERCURY V.I. FUNDS, INC.


Mercury V.I. Funds, Inc. ("Mercury V.I. Funds") (formerly, the Mercury Asset Management V.I. Funds, Inc.) is registered with the Securities and Exchange Commission as an open-end management investment company, and its adviser is Fund Asset Management, L.P. ("FAM"). It currently offers Account A Class A shares of one of its mutual fund portfolios, the Merrill Lynch Large Cap Growth V.I. Fund. As the investment adviser, FAM is paid fees by the Fund for its services. The investment objective and strategy of this Fund are set forth below.



FAM is located at 800 Scudders Mill Road, Plainsboro, New Jersey 08536. The ultimate parent of FAM is Merrill Lynch & Co., Inc. FAM and/or one of its affiliates have agreed to limit the annual operating expenses for the Merrill Lynch Large Cap Growth V.I. Fund to 1.25% of its average net assets.



MERRILL LYNCH LARGE CAP GROWTH V.I. FUND (FORMERLY, THE LARGE CAP GROWTH FOCUS
FUND). This Fund's main goal is long-term capital growth. The Fund invests primarily in a diversified portfolio of equity securities of large cap companies located in the U.S. that Fund management believes have good prospects for earnings growth.


MFS(R) VARIABLE INSURANCE TRUST(SM)


MFS(R) Variable Insurance Trust(SM) ("MFS Trust") is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Account A Initial Class shares of two of its separate investment portfolios.


Massachusetts Financial Services Company ("MFS"), a Delaware corporation, 500 Boylston Street, Boston, Massachusetts 02116, serves as the investment adviser to each of the Funds of MFS Trust. MFS is a subsidiary of Sun Life of Canada (U.S.), Financial Services Holdings, Inc. which, in turn, is a indirect wholly owned subsidiary of Sun Life Assurance Company of Canada. As the investment adviser, MFS is paid fees by each of these Funds for its services. A summary of the investment objective and strategy for each Fund is set forth below.


MFS EMERGING GROWTH SERIES. This Fund seeks long-term growth of capital. The Fund invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of emerging growth companies. These companies are companies that the Fund's adviser believes are either early in their life cycle but have the potential to become major enterprises or are major enterprises whose rates of earnings growth are expected to accelerate.



MFS RESEARCH SERIES. This Fund will seek to provide long-term growth of capital and future income. The Fund invests, under normal market conditions, at least 80% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts. The Fund focuses on companies that the Fund's adviser believes have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share and superior management.


PURCHASES AND REDEMPTIONS OF FUND SHARES; REINVESTMENT


The Accounts will purchase and redeem shares of the Funds at net asset value to provide benefits under the Contract. Fund distributions to the Accounts are automatically reinvested at net asset value in additional shares of the Funds.


MATERIAL CONFLICTS, SUBSTITUTION OF INVESTMENTS AND CHANGES TO ACCOUNTS

It is conceivable that material conflicts could arise as a result of both variable annuity and variable life insurance separate accounts investing in the Funds. Although no material conflicts are foreseen, the participating insurance companies will monitor events in order to identify any material conflicts between variable annuity and variable life insurance contract owners to determine what action, if any, should be taken. Material conflicts could result from such things as (1) changes in state insurance law, (2) changes in federal income tax law or (3) differences between voting instructions given by variable annuity and variable life insurance contract owners. If a conflict occurs, we may be required to eliminate one or more subaccounts of Separate Account A or Separate Account B or substitute a new subaccount. In responding to any conflict, we will take the action we believe necessary to protect our contract owners.

We may substitute a different investment option for any of the current Funds. A substitution may become necessary if, in our judgment, a portfolio no longer suits the purposes of the Contracts or for any other reason in our sole discretion. This may happen due to a change in laws or regulations, or a change in a portfolio's investment objectives or restrictions, or because the portfolio is no longer available for investment, or for some other reason. A substituted portfolio may have different fees and expenses. Substitution may be made with respect to existing contract value or future premium payments, or both for some or all classes of Contracts. Furthermore, we may close Subaccounts to allocation of premium payments or contract value, or both for some or all classes of Contracts, at any time in our sole discretion. However, before any such substitution, we would need the approval of the Securities and Exchange Commission and applicable state insurance departments. We will notify you of any substitutions.

We may also add new subaccounts to either Account, eliminate subaccounts in either Account, deregister either or both of the Accounts under the Investment Company Act of 1940 (the "1940 Act"), make any changes required by the 1940 Act, operate either or both Accounts as a managed investment company under the 1940 Act or any other form permitted by law, transfer all or a portion of the assets of a subaccount or account to another subaccount or account pursuant to a combination or otherwise, and create new accounts. Before we make certain changes we need approval of the Securities and Exchange Commission and applicable state insurance departments. We will notify you of any changes.

                             CHARGES AND DEDUCTIONS

We deduct the charges described below to cover costs and expenses, services provided, and risks assumed under the Contracts. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits. For example, the sales charge may not fully cover all of the sales and distribution expenses we actually incur, and we may use proceeds from other charges, including the mortality and expense risk charge, in part to cover such expenses.

MORTALITY AND EXPENSE RISK CHARGE


We impose a mortality and expense risk charge on the Accounts. It equals 1.25% annually for Account A and 0.65% annually for Account B. We deduct it daily from the net asset value of the Accounts prior to the annuity date. Of this amount, 0.75% annually for Account A and 0.35% annually for Account B is attributable to mortality risks we assume for the annuity payment and death benefit guarantees made under the Contract. These guarantees include making annuity payments which won't change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the Contract.


The remaining portion of the charge, 0.50% annually for Account A and 0.30% annually for Account B, is attributable to expense risks we assume should the contract maintenance and administration charges be insufficient to cover all contract maintenance and administration expenses.

The mortality and expense risk charge is greater for Account A than for Account B because a greater guaranteed death benefit and higher administrative expenses are attributable to Account A. If this charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses. The charge will never increase.

SALES CHARGE

     WHEN IMPOSED

We may impose a contingent deferred sales charge on withdrawals and surrenders from Account A. We don't impose the charge on withdrawals or surrenders from Account B. This charge is for expenses relating to the sale of the Contract, such as commissions, preparation of sales literature, and other promotional activity. We impose the charge only on premium withdrawn from Account A held for less than seven years. However, where permitted by state regulation, up to 10% of this premium can be accessed without a sales charge if withdrawn through the first six lump-sum withdrawals from Account A in a contract year or through systematic withdrawals from Account A. (See "Withdrawals and Surrenders".) In addition, where permitted by state regulation, we won't impose a contingent deferred sales charge on any premium withdrawn from Contracts purchased by our employees or our affiliates or from Contracts purchased by the employees' spouses or dependents.

     AMOUNT OF CHARGE

The maximum charge is 7% of the premium withdrawn during the first year after that premium is paid. The charge decreases by 1% annually to 0% after year seven, as shown below.

NUMBER OF COMPLETE
  YEARS ELAPSED                                                                  CONTINGENT
  SINCE PREMIUM                                                                   DEFERRED
     WAS PAID                                                                   SALES CHARGE
------------------                                                              ------------
        0           ..........................................................       7%
        1           ..........................................................       6%
        2           ..........................................................       5%
        3           ..........................................................       4%
        4           ..........................................................       3%
        5           ..........................................................       2%
        6           ..........................................................       1%
        7           ..........................................................       0%

The charge is calculated on total premiums withdrawn from Account A. If, however, your account value at the time of withdrawal is less than your premiums paid in, the charge is based on your account value. Gain in account value is never subject to this sales charge. The example below explains this charge.

                           HOW THE SALES CHARGE WORKS

If you made a $5,000 premium payment to Account A and withdrew the entire $5,000 three years later, we would impose a 4% charge on the $5,000 withdrawal. If you had made a $5,000 premium payment to Account A and due to negative investment experience only $4,500 remained in Account A when you withdrew it three years later, we would impose a 4% charge only on $4,500 of the original premium. If instead the $5,000 premium payment you made to Account A grew to $6,000 due to positive investment experience, and you withdrew $600 of gain in account value through six lump sum withdrawals three years later, and thereafter withdrew the remaining $5,400 in a subsequent withdrawal that same year, we would not impose a contingent deferred sales charge on the $600 withdrawn (as it represents gain, and not premium) and we would impose a 4% contingent deferred sales charge only on $5,000 of the $5,400 subsequent withdrawal (as $400 of that amount represents gain).

     HOW DEDUCTED

We deduct the charge on a pro rata basis from among the subaccounts you're invested in, based on the ratio of your subaccount value to your Account A value. The example below shows how this works.


                              PRO RATA DEDUCTIONS



Kim Investor's Retirement Plus Contract has a current account value of $100,000. $60,000 is in the Basic Value V.I. Subaccount, and $40,000 is in the Fundamental Growth V.I. Subaccount. Kim withdraws $20,000 from the Contract, and the entire $20,000 is subject to a 7% sales charge ($1400). Accordingly, $840 -- 60% of $1400 -- is deducted from the Basic Value V.I. Subaccount and $560 -- 40% of $1400 -- is deducted from the Fundamental Growth V.I. Subaccount.


(See "Withdrawals and Surrenders" and "Accumulation Units" for a discussion of the effect the deduction of this charge will have on the number of accumulation units credited to a Contract.)

ADMINISTRATION CHARGE


We charge 0.10% annually to reimburse us for costs associated with the establishment and administration of the Contract. We deduct the charge daily only from the net asset value of Account A prior to the annuity date. We don't impose the charge on the assets in Account B. This charge covers such expenses as optional contract transactions (for example, processing transfers and Dollar Cost Averaging transactions). This charge will never increase.


CONTRACT MAINTENANCE CHARGE


We charge $40 each year to reimburse us for expenses related to maintenance of the Contract. These expenses include issuing Contracts, maintaining records, and performing accounting, regulatory compliance, and reporting functions. We deduct this charge from your contract value at the end of each contract year before the annuity date. We won't deduct it after the annuity date. We also deduct the charge if you surrender the Contract on any date besides a contract anniversary. We deduct the charge on a pro rata basis from among all subaccounts in which your contract value is invested. The contract maintenance charge will never increase.

We'll waive this charge on all Contracts with a contract value equal to or greater than $50,000 on the date the charge would normally be deducted.


Currently, a contract owner of three or more Contracts will be assessed no more than $120 in contract maintenance charges annually. We reserve the right to change this limit at any time.


OTHER CHARGES

     TRANSFER CHARGES

You may make up to six transfers among Account A subaccounts per contract year without charge. If you make more than six, we may, but currently do not, charge you $25 for each extra transfer. (See "Transfers".)

     TAX CHARGES

We reserve the right, subject to any necessary regulatory approval, to charge for assessments or federal premium taxes or federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. We also reserve the right to deduct from the Accounts any taxes imposed on the Accounts' investment earnings. (See "Tax Status of the Contract".)

     FUND EXPENSES


In calculating net asset values, the Funds deduct advisory fees and operating expenses from assets. (See "Fee Table".) Information about those fees and expenses also can be found in the prospectuses for the Funds, and in the applicable Statement of Additional Information for each Fund.


     RETIREMENT PLUS ADVISOR FEES

Fees associated with participation in the Merrill Lynch RPA(SM) program are paid by the participating contract owner and are not deducted from the contract value or imposed on the Accounts. (See "Merrill Lynch Retirement Plus Advisor(SM)".)

PREMIUM TAXES

Various states impose a premium tax on annuity premiums when they are received by an insurance company. In other jurisdictions, a premium tax is paid on the contract value on the annuity date.


Premium tax rates vary from jurisdiction to jurisdiction and currently range from 0% to 5%. Although we pay these taxes, if applicable, when due, we won't deduct them from your contract value until the annuity date. In those jurisdictions that do not allow an insurance company to reduce its current taxable premium income by the amount of any withdrawal, surrender or death benefit paid, we may deduct a charge for these taxes on any withdrawal, surrender or death benefit paid under the Contract.


Premium tax rates are subject to change by law, administrative interpretations, or court decisions. Premium tax amounts will depend on, among other things, the contract owner's state of residence, our status within that state, and the premium tax laws of that state. New York does not currently impose a premium tax on annuity contracts.

                     FEATURES AND BENEFITS OF THE CONTRACT

As we describe the contract, we will often use the word "you". In this context "you" means "contract owner".

OWNERSHIP OF THE CONTRACT

The contract owner is entitled to exercise all rights under the Contract. Unless otherwise specified, the purchaser of the Contract will be the contract owner. The Contract can be owned by a trust or a corporation. However, special tax rules apply to contracts owned by "non-natural persons" such as corporations or trusts. If you are a human being, you are considered a "natural person." You may designate a beneficiary. If you die, the beneficiary will receive a death benefit. You may also designate an annuitant. You may change the annuitant at any time prior to the annuity date. If you don't select an annuitant, you are the annuitant. If the Contract is an IRA, the owner must be the annuitant.

If a non-natural person owns the Contract and changes the annuitant, the Internal Revenue Code ("IRC") requires us to treat the change as the death of a contract owner. We will then pay the beneficiary the contract value, less any applicable fees and charges.

When co-owners are established, they exercise all rights under the Contract jointly unless they elect otherwise. Qualified Contracts may not have co-owners.


You may assign the Contract to someone else by giving notice to the Service Center. Only complete ownership of the Contract may be assigned to someone else. You can't do it in part. An assignment to a new owner cancels all prior beneficiary designations except a prior irrevocable beneficiary designation. Assignment of the Contract may have tax consequences or may be prohibited on certain qualified Contracts, so you should consult with a qualified tax advisor before assigning the Contract. (See "Federal Income Taxes".)


ISSUING THE CONTRACT

     ISSUE AGE


You can buy a nonqualified Contract if you are less than 90 years old. Annuitants on nonqualified Contracts must also be less than 90 years old when we issue the Contract. For qualified Contracts (owned by natural persons), the contract owner and annuitant must be the same person. Contract owners and annuitants on qualified Contracts must be less than 70 1/2 years old when we issue the Contract.


If you change the owner, the new owner must be younger than the maximum age for a newly-issued Contract.

     INFORMATION WE NEED TO ISSUE THE CONTRACT


Before we issue the Contract, we need certain information from you. We require you to complete and return a written application. Once we review and approve the application, and you pay the initial premium, we'll issue a Contract. The date we do this is called the Date of Issue. Generally, we'll do this and invest the premium within two business days of our receiving your premium. If we haven't received necessary information within five business days, we will return the premium and no Contract will be issued.


     TEN DAY RIGHT TO REVIEW

When you get the Contract, review it carefully to make sure it is what you intended to purchase. Generally, within ten days after you receive the Contract, you may return it for a refund. The Contract will then be deemed void. You may have a longer period of time to return the Contract if the Contract is replacing another contract. To get a refund, return the Contract to the Service Center or to the Financial Advisor who sold it. We will then refund the greater of all premiums paid into the Contract or the contract value as of the date the Contract is returned.

PREMIUMS

     MINIMUM AND MAXIMUM PREMIUMS


Initial premium payments must be $5,000 or more on a nonqualified Contract or a tax sheltered annuity Contract and $2,000 or more on an IRA Contract. Subsequent premium payments generally must be $100 or more. You can make them at any time before the annuity date. Transfer amounts from tax sheltered annuity plans that are not subject to the Employee Retirement Income Security Act of 1974, as amended, will be accepted as premium payments, as permitted by law. Other premium payments will not be accepted under a Contract used as a tax sheltered annuity. We may waive the $100 minimum for premiums paid under IRA Contracts held in Retirement Plan Operations accounts of MLPF&S where you're transferring the complete cash balance of such Account into a Contract. Maximum annual contributions to qualified Contracts are limited by federal law. We reserve the right to reject premium payments, if required by law.


     HOW TO MAKE PAYMENTS


You can pay premiums directly to the Service Center at the address printed on the first page of this Prospectus or have money debited from your MLPF&S brokerage account. Under an automatic investment feature, you can make systematic premium payments on a monthly, quarterly, semi-annual or annual basis from a MLPF&S brokerage account. Contact your Financial Advisor for additional information. You may cancel the automatic investment feature at any time.


     PREMIUM INVESTMENTS


For the first 14 days following the date of issue, we'll hold all premiums directed into Account A in the Domestic Money Market V.I. Subaccount. After the 14 days, we'll reallocate the Account value to the Account A subaccounts you selected. We'll place premiums directed into Account B in the Reserve Assets V.I. Subaccount on the Date of Issue. We'll place subsequent premiums allocated to Account B in the Reserve Assets V.I. Subaccount as of the end of the valuation period in which the Service Center receives them.



Currently, you may allocate your premium among 18 of 25 subaccounts (24 available through Account A and one available through Account B). Allocations must be made in whole numbers. For example, 12% of a premium received may be allocated to the Core Bond V.I. Subaccount, 58% allocated to the High Current Income V.I. Subaccount, and 30% allocated to the Large Cap Core V.I. Subaccount. However, you may not allocate 33 1/3% to the Core Bond V.I. Subaccount and 66 2/3% to the High Current Income V.I. Subaccount. If we don't get allocation instructions when we receive subsequent premiums, we will allocate those premiums according to the allocation instructions you last gave us. We reserve the right to modify the limit on the number of subaccounts to which future allocations may be made.


ACCUMULATION UNITS

Each subaccount has a distinct value, called the accumulation unit value. The accumulation unit value for a subaccount varies daily with the performance and expenses of the corresponding fund. We use this value to determine the number of subaccount accumulation units represented by your investment in a subaccount.

                    HOW ARE MY CONTRACT TRANSACTIONS PRICED?


We calculate an accumulation unit value for each subaccount at the close of business on each day that the New York Stock Exchange is open. Transactions are priced, which means that accumulation units in your Contract are purchased (added to your Contract) or redeemed (taken out of your Contract), at the unit value next calculated after the Service Center receives notice of the transaction. For premium payments and transfers into a subaccount, units are purchased. For payment of Contract proceeds (i.e., partial withdrawals, surrenders, annuitization, and death benefits), transfers out of a subaccount, and deduction for the contract maintenance charge, any sales charge, any transfer charge, and any premium taxes due, units are redeemed.


                    HOW DO WE DETERMINE THE NUMBER OF UNITS?


We determine the number of accumulation units by dividing the dollar value of the premium payment or the amount transferred into the subaccount by the value of one accumulation unit for that subaccount for the valuation period in which the premium payment or transfer is made. Similarly, we determine the number of accumulation units redeemed by dividing the dollar value of the amount of the Contract proceeds (i.e., withdrawals, surrenders, annuitization, and death benefits), transfers out of a subaccount, and deductions for any contract fee, any sales charge, any transfer charge, and any premium taxes due from a subaccount by the value of one accumulation unit for that subaccount for the valuation period in which the redemption is made. The number of subaccount accumulation units for a Contract will therefore increase or decrease as these transactions are made. The number of subaccount accumulation units for a Contract will not change as a result of investment experience or the deduction of asset-based insurance charges. Instead, this charge and investment experience are reflected in the accumulation unit value.



When we establish a subaccount, we arbitrarily set an initial value for an accumulation unit (usually $10). Accumulation unit values increase, decrease, or stay the same from one valuation period to the next. An accumulation unit value for any valuation period is determined by multiplying the accumulation unit value for the prior valuation period by the net investment factor for the subaccount for the current valuation period.



The net investment factor is an index used to measure the investment performance of a subaccount from one valuation period to the next. For any subaccount, we determine the net investment factor by dividing the value of the assets of the subaccount for that valuation period by the value of the assets of the subaccount for the preceding valuation period. We subtract from that result the valuation period equivalent of the annual administration and mortality and expense risk charges. We also take reinvestment of dividends and capital gains into account when we determine the net investment factor.



We may adjust the net investment factor to make provisions for any change in law that requires us to pay tax on capital gains in the Accounts or for any assessments or federal premium taxes or federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. (See "Other Charges".)

               ADDITIONAL PROVISIONS APPLICABLE TO ALL CONTRACTS

DEATH OF ANNUITANT PRIOR TO ANNUITY DATE

If the annuitant dies before the annuity date, and the annuitant is not a contract owner, the owner may designate a new annuitant. If a new annuitant is not designated, the contract owner will become the annuitant unless any owner is not a natural person. If any contract owner is not a natural person, no new annuitant may be named and the death benefit will be paid to the beneficiary.

TRANSFERS

     TRANSFERS WITHIN ACCOUNT A

Before the annuity date, you may transfer all or part of your Account A value among the Account A subaccounts up to six times per contract year without charge. You can make additional transfers among Account A subaccounts, but we may charge you $25 for each extra transfer. We will deduct the transfer charge pro rata from among the subaccounts you're transferring from. We reserve the right to change the number of additional transfers permitted each contract year.


Transfers among subaccounts may be made in specific dollar amounts or as a percentage of Account A value. You must transfer at least $100 or the total value of a subaccount, if less. Transfers specified as percentages are also subject to a $100 minimum with allocations in whole numbers. For example, 10% or 30% of $1,000 Account A value in the Core Bond V.I. Subaccount may be transferred to the High Current Income V.I. Subaccount, but 10.5% may not. Also, 20% of $600 ($120) Account A value in the Core Bond V.I. Subaccount may be transferred to the High Current Income V.I. Subaccount, but 10% of $600 ($60) may not.


You may request transfers in writing or by telephone, once we get proper telephone transfer authorization. Transfer requests may also be made through your Merrill Lynch Financial Advisor, or another person you designate, once we receive proper authorization. Transfers will take effect as of the end of the valuation period on the date the Service Center receives the request. We will consider telephone transfer requests received after 4:00 p.m. (ET) to be received the following business day.


You should protect your personal identification number (PIN), because telephone transactions will be available to anyone who provides your PIN. We may not be able to verify that you are the person providing telephone instructions, or that you have authorized any such person to act for you.


Telephone systems may not always be available. Any telephone system, whether it is yours, your service provider's, your Financial Advisor's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Service Center.

DOLLAR COST AVERAGING

     WHAT IS IT?


The Contract offers an optional transfer feature called Dollar Cost Averaging ("DCA"). This feature allows you to reallocate money at monthly intervals from the Account A Domestic Money Market V.I. Subaccount to any of the remaining Account A subaccounts. The DCA feature is intended to reduce the effect of short term price fluctuations on investment cost. Since the same dollar amount is transferred to selected subaccounts each month, more accumulation units are purchased in a subaccount when their value is low and fewer accumulation units are purchased when their value is high. Therefore, over the long haul a DCA program may let you buy accumulation units at a lower average cost. However, a DCA program does not assure a profit or protect against a loss in declining markets.

You can choose the DCA feature any time before the annuity date. Once you start using it, you must continue it for at least three months. Once you reach the annuity date, you may no longer use Dollar Cost Averaging.

If you participate in the RPA program, you can't use DCA.

     MINIMUM AMOUNTS


To elect DCA, you need to have a minimum amount of money in the Domestic Money Market V.I. Subaccount. We determine the amount required by multiplying the specified length of your DCA program in months by your specified monthly transfer amount. Amounts of $100 or more must be allotted for transfer each month in the DCA feature. Allocations must be designated in whole percentage increments. No specific dollar amount designations may be made. We reserve the right to change these minimums. Should the amount in your Domestic Money Market V.I. Subaccount drop below the selected monthly transfer amount, we'll notify you that you need to put more money in to continue DCA.


     WHEN DO WE MAKE DCA TRANSFERS?

You select the date for DCA transfers. After we receive your request at the Service Center, we will make the first DCA transfer on the selected date of the following month. We'll make subsequent DCA transfers on the same day of each succeeding month. We don't charge for DCA transfers. These transfers are in addition to the six transfers permitted each year under the Contract.

MERRILL LYNCH RETIREMENT PLUS ADVISOR(SM)

If you qualify, you may participate in the Merrill Lynch Retirement Plus Advisor(SM) ("RPA") program. Through RPA, an investment program developed by MLPF&S, premiums and Account A money are allocated and transferred periodically among the subaccounts of Account A based on your investment profile. MLPF&S is a registered investment adviser under the Investment Advisers Act of 1940.

Before you can participate, you must complete a profiling questionnaire and client agreement for each contract with which you're using the RPA program.


If you participate in the RPA program, you can't use DCA. In addition, if you request a transfer while the RPA program is in effect, the RPA program will be terminated since such transfers may be inconsistent with investment strategies being implemented through the RPA program.


     FEES AND CHARGES FOR RPA


MLPF&S charges a fee for the RPA program. The fee is not deducted from your contract value or imposed on the Accounts. For nonqualified Contracts, the RPA fee is deducted from your Merrill Lynch brokerage account. For IRA Contracts, the RPA fee is deducted from a designated Merrill Lynch non-retirement brokerage account or you can elect to receive an invoice for the RPA fee. We don't charge for RPA program transfers.


If you wish to participate in the RPA program, consult with your Financial Advisor for additional information regarding the availability of the program and specific eligibility requirements.

Participation in the program does not guarantee that you will attain your investment goals. In addition, the program does not guarantee investment gains, or protect against investment losses.

TRANSFERS FROM ACCOUNT A TO ACCOUNT B


Once each contract year, you may transfer from Account A to Account B all or a portion of the greater of an amount equal to any gain in account value and/or any premium not subject to sales charge or 10% of premiums still subject to a sales charge determined as of the date we receive the request (minus any of that premium already withdrawn or transferred). Additionally, periodic transfers of all or a portion of the greater amount, determined at the time of each periodic transfer, are permitted, on a monthly, quarterly, semi-annual or annual basis. You may cancel periodic transfers at any time. Once canceled, they cannot be activated again until the next contract year. You cannot make automatic transfers from Account A to Account B and systematic withdrawals from Account A in the same contract year.

Generally, we will deduct the amount transferred on a pro rata basis from among the Account A subaccounts you specify, based on your proportional interest in each of these subaccounts to the Account A value, unless you request otherwise. However, if you want the amount transferred on a monthly, quarterly, semi-annual or annual basis, it must be deducted on a pro rata basis. There is no charge imposed on the transfer of this amount. No transfers are permitted from Account B to Account A.

WITHDRAWALS AND SURRENDERS

     WHEN AND HOW WITHDRAWALS ARE MADE


Before the annuity date, you may withdraw money from the Contract up to six times per contract year. Withdrawals are subject to tax and prior to age 59 1/2 may also be subject to a 10% federal penalty tax. Withdrawals from tax sheltered annuities are restricted. (See "Federal Income Taxes".)


     LUMP SUM WITHDRAWALS

We don't impose a sales charge on the first six lump-sum withdrawals in any contract year out of Account A to the extent that they do not exceed the "free withdrawal amount" determined as of the date of the withdrawal request. The "free withdrawal amount" equals the greater of (a) or (b), where:

     (a) = 10% of total premiums paid into Account A that are subject to a contingent deferred sales charge; and

     (b) = your gain in Account A plus premiums allocated to Account A that are not subject to a contingent deferred sales charge.


Any amount previously withdrawn from Account A during that contract year plus any amount previously transferred from Account A to Account B during that contract year will be taken in account in determining the "free withdrawal amount" available as of the date of the withdrawal request. We will make these withdrawals as if gain is withdrawn first, followed by premium on a first-in, first-out ("FIFO") basis. The contract value remaining after any withdrawal must be at least $2,000. Withdrawals are subject to tax to the extent of gain and prior to age 59 1/2 may also be subject to a 10% federal penalty tax. Withdrawals from tax sheltered annuities are restricted. (See "Federal Income Taxes.") Each withdrawal counts as one of the six withdrawals permitted from the Contract each contract year.


Unless you direct us otherwise, withdrawals will be taken from subaccounts in the same proportion as the subaccounts of the Account from which the withdrawal is made bear to your Account A value. You may withdraw money by telephone, once you've submitted a proper telephone authorization form to the Service Center, but only if the amount withdrawn is to be paid into a Merrill Lynch brokerage account. You may make a withdrawal request in writing to the Service Center. We will consider telephone withdrawal requests received after 4:00 p.m. (ET) to be received the following business day.

We don't impose sales charges on any withdrawals from Account B. Lump-sum withdrawals from Account B count toward the 6 withdrawals permitted each contract year. In addition, where permitted by state regulation we don't impose a sales charge on withdrawals from Account A on a Contract purchased by our employees or employees of our affiliates or purchased by the employee's spouse or dependents.

     SYSTEMATIC WITHDRAWALS FROM ACCOUNT A

You may make systematic withdrawals from Account A on a monthly, quarterly, semi-annual, or annual basis. We currently limit the total amount of these withdrawals in any contract year to an amount no greater than 10% of the total premiums paid into Account A that are subject to a contingent deferred sales charge, plus 100% of total premiums paid into Account A that are no longer subject to a contingent deferred sales charge, less any prior amount withdrawn from Account A during that contract year, less any prior amount transferred from Account A to Account B during that contract year.

We reserve the right to change the limitation on the total amount available through systematic withdrawals in a contract year at any time. However, you will always be permitted to make systematic withdrawals in a contract year of an amount at least equal to 10% of the total premiums paid into Account A, less any prior amounts withdrawn from Account A during that contract year, less any prior amount transferred from Account A to Account B during that contract year.

Systematic withdrawals allow you to access your "free withdrawal amount" and are in addition to the six lump sum withdrawals from Account A and the one lump sum transfer to Account B allowed each contract year to access that amount. You cannot make systematic withdrawals from Account A and automatic transfers from Account A to Account B in the same contract year.


The systematic withdrawal program will end if the systematic withdrawals, when added to prior lump sum withdrawals from Account A and prior lump sum transfers to Account B in the same contract year, exceed the "free withdrawal amount" described under "Lump Sum Withdrawals" above.


You can stop systematic withdrawals at any time upon notice to us. Once withdrawals are stopped, you cannot begin them again before the next contract year. Amounts available for withdrawal cannot be carried over to subsequent contract years.

     AUTOMATIC WITHDRAWALS FROM ACCOUNT B

You may make automatic withdrawals from Account B on a monthly, quarterly, semi-annual, or annual basis. You may activate or cancel the automatic withdrawal program once each contract year. Once canceled, you can't activate the program again until the next contract year. You may increase or decrease withdrawals at any time by contacting the Service Center. These automatic withdrawals are in addition to the six withdrawals permitted each contract year under the Contract.

     MINIMUM AMOUNTS

The minimum amount that may be withdrawn is $100. At least $2,000 must remain in the Contract after you make a withdrawal. We reserve the right to change these minimums.

     SURRENDERS


At any time before the annuity date you may surrender the Contract through a full withdrawal. The Contract must be delivered to the Service Center. We will pay you an amount equal to the contract value as of the end of the valuation period when we process the surrender, minus any applicable sales charge, minus any applicable contract maintenance charge, and minus any applicable charge for premium taxes. (See "Charges and Deductions".) Surrenders are subject to tax and, prior to age 59 1/2, may also be subject to a 10% federal penalty tax. Surrenders of tax sheltered annuities are restricted. (See "Federal Income Taxes".)


PAYMENTS TO CONTRACT OWNERS

We'll make any payments to you usually within seven days of the Service Center receiving your proper request. However, we may delay any payment, or delay processing any annuity payment or transfer request if:


     (a) the New York Stock Exchange is closed;


     (b) trading on the New York Stock Exchange is restricted by the Securities and Exchange Commission;

     (c) the Securities and Exchange Commission declares that an emergency exists making it difficult to dispose of securities held in the Accounts or to determine their value;

     (d) the Securities and Exchange Commission by order so permits for the protection of security holders; or

     (e) payment is derived from a check used to make a premium payment which has not cleared through the banking system.


If mandated under applicable law, we may be required to block a contract owner's account and thereby refuse to accept any request for transfers, withdrawals, surrenders or death benefits, until instructions are received from the appropriate regulator.


CONTRACT CHANGES


Requests to change the owner, beneficiary, annuitant, or annuity date of a Contract will take effect as of the date you sign such a request, unless we have already acted in reliance on the prior status. Such changes may have tax consequences. (See "Federal Income Taxes". See also "Ownership of the Contract".)


DEATH BENEFIT


Regardless of investment experience, the Contract provides a guaranteed minimum death benefit if you die before the annuity date. Death Benefit proceeds are not payable on the death of an annuitant unless you are a non-natural person. (See "Death of Annuitant Prior to Annuity Date".)



If the age of an owner (or the annuitant, if the owner is a non-natural person) is misstated, any death benefit will be adjusted to reflect the correct age. Unless you irrevocably designated a beneficiary, you may change the beneficiary at any time before the annuity date. Death benefit proceeds are taxable to the extent of gain. (See "Federal Income Taxes -- Taxation of Death Benefit Proceeds.") If your beneficiary is your surviving spouse, your spouse may elect to continue the Contract. Your spouse becomes the contract owner and the beneficiary until your spouse names a new beneficiary.


If you are age 80 or under on the Contract Date of Issue, the death benefit equals the greatest of:

     (a) premiums paid less any withdrawals,

     (b) the contract value, or

     (c) the maximum death benefit value.

If you are over age 80 on the Contract Date of Issue, the death benefit equals the greater of:

     (a) premiums paid less any withdrawals, or

     (b) the contract value.

The maximum death benefit value equals the greatest anniversary value of Account A, plus the value of Account B. We calculate each anniversary value of Account A as follows:

     - the value of Account A on the Date of Issue and each contract anniversary thereafter; plus

     - premium payments you allocated to Account A since the Date of Issue or that anniversary; less

     - withdrawals and transfers from Account A since the Date of Issue or that anniversary.

After age 80, the greatest anniversary value of Account A equals the greatest anniversary value of Account A as of attained age 80, plus premium payments allocated to Account A since such anniversary, less withdrawals and transfers from Account A since such anniversary.

Example: Assume you are below age 80 at issue, and you made no allocations to Account B. Your maximum death benefit values, based on hypothetical values of Account A* and the contract transactions shown, are illustrated below:



                                                                          MAXIMUM
              TRANSACTIONS                 ANNIVERSARY VALUES              DEATH                PREMIUMS
         ----------------------   -------------------------------------   BENEFIT   CONTRACT      LESS        DEATH
DATE     PREMIUMS   WITHDRAWALS   1/1/05    1/1/06    1/1/07    1/1/08     VALUE     VALUE     WITHDRAWALS   BENEFITS
------   --------   -----------   -------   -------   -------   -------   -------   --------   -----------   --------
1/1/03   100,000                  100,000                                 100,000    100,000    100,000      100,000

1/1/06                            100,000   105,000                       105,000    105,000    100,000      105,000

6/1/06    10,000                  110,000   115,000                       115,000    114,000    110,000      115,000

7/1/06                 5,000      105,000   110,000                       110,000    112,000    105,000      112,000

1/1/07                            105,000   110,000   109,000             110,000    109,000    105,000      110,000

1/1/08                            105,000   110,000   109,000   112,000   112,000    112,000    105,000      112,000




For Contracts issued on a joint ownership basis, we calculate the greatest anniversary value based on the period of time through the earlier of:

     (a) the older co-owner attaining age 80; or

     (b) the anniversary on or prior to either co-owner's date of death.

If the contract owner changes, we will not increase the period of time during which we use anniversary values to determine the maximum death benefit value. Subsequent changes could shorten the period if a subsequent owner is older than the prior owner. Specifically, if a new contract owner has not attained age 80 and is older than the contract owner whose age is being used to determine the maximum death benefit value at the time of the ownership change, we will base the period of time used in the calculation of the maximum death benefit value on the age of the new contract owner when the owner changes. If the new contract owner is over attained age 80 when the owner changes, we will calculate the maximum death benefit value based on the greatest anniversary value of Account A as of the contract anniversary prior to the ownership change. If a contract owner is a non-natural person, we use the annuitant's age, rather than the contract owner's age, to determine the period of time used in the calculation of the maximum death benefit value.

SPOUSAL CONTINUATION STEP-UP


Upon receiving state approval, if the owner dies and the surviving spouse elects to continue the Contract, we will compare the contract value to the death benefit which would have been paid to the surviving spouse. If the death benefit which would have been paid to the surviving spouse is greater than the contract value as of the date we would have determined the death benefit, we will increase the contract value of the continued Contract to equal the death benefit we would have paid to the surviving spouse. The increase will be applied to each subaccount then available for allocations of premiums and transfers based on the ratio of your contract value in each subaccount to your contract value prior to the increase.


We will pay the death benefit in a lump sum unless the beneficiary chooses an annuity payment option available under the Contract. (See "Annuity Options".) However, if you die before the annuity date, federal tax law generally requires us to distribute the entire contract value within five years of the date of death. Special rules may apply to a surviving spouse. (See "Federal Income Taxes".)

We determine the death benefit as of the date we receive certain information at the Service Center. We call this information due proof of death. It consists of the Beneficiary Statement, a certified death certificate, and any additional documentation we may need to process the death claim. If we haven't received the other documents within 60 days following our receipt of a certified death certificate, we will consider due proof of death to have been received and we will pay the death benefit in a lump sum.

---------------
* Account Anniversary values reflect hypothetical positive and negative investment performance to demonstrate the calculation of the maximum death benefit value. There is, of course, no assurance that Account A will experience positive investment performance.

ANNUITY PAYMENTS


We'll make the first annuity payment on the annuity date, and payments will continue according to the annuity option selected. When you first buy the Contract, the annuity date for nonqualified Contracts is the first day of the month following the annuitant's 90th birthday. However, you may specify an earlier annuity date. You may change the annuity date at any time before the annuity date. Generally, the annuity date for IRA or tax sheltered annuity Contracts is when the owner/annuitant reaches age 70 1/2. However, we will not require IRA and tax sheltered annuities to annuitize at age 70 1/2 if distributions from the Contract are not necessary to meet federal minimum distribution requirements. Contract owners may select from a variety of fixed annuity payment options, as outlined below in "Annuity Options." If you don't choose an annuity option, we'll use the Life Annuity with Payments Guaranteed for 10 Years annuity option when the contract owner reaches age 90 (age 70 1/2 for an IRA Contract). You may change the annuity option before the annuity date. We reserve the right to limit annuity options available to qualified contract owners to comply with the Internal Revenue Code or regulations under it.


We determine the dollar amount of annuity payments by applying your contract value on the annuity date to our then current annuity purchase rates. Purchase rates show the amount of periodic payment that a $1000 value buys. These rates are based on the annuitant's age and sex at the time payments begin. The rates will never be less than those shown in the Contract.

If the age and/or sex of the annuitant was misstated to us, resulting in an incorrect calculation of annuity payments, we will adjust future annuity payments to reflect the correct age and/or sex. We will deduct any amount we overpaid as the result of a misstatement from future payments with 6% annual interest charges. Likewise, if we underpaid any amount as the result of a misstatement, we correct it with the next payment made with 6% annual interest credited.

If the contract value on the annuity date after the deduction of any applicable premium taxes is less than $2,000 (or a different minimum amount, if required by state law), we may cash out your Contract in a lump sum. If any annuity payment would be less than $20 (or a different minimum amount, if required by state law), we may change the frequency of payments so that all payments will be at least $20 (or the minimum amount required by state law). Unless you tell us differently, we'll make annuity payments directly to your Merrill Lynch brokerage account.

ANNUITY OPTIONS


We currently provide the following fixed annuity payment options. After the annuity date, your Contract does not participate in the performance of the Accounts. We may in the future offer more options. Once you begin to receive annuity payments, you cannot change the annuity option, payment amount, or the payment period. Under certain circumstances, several options provide the ability to take the present value of future guaranteed payments in a lump sum.


                    HOW WE DETERMINE PRESENT VALUE OF FUTURE
                          GUARANTEED ANNUITY PAYMENTS

Present value refers to the amount of money needed today to fund the remaining guaranteed payments under the annuity payment option you select. The primary factor in determining present value is the interest rate assumption we use. If you are receiving annuity payments under an option that gives you the ability to take the present value of future payments in a lump sum and you elect to take the lump sum, we will use the same interest rate assumption in calculating the present value that we used to determine your payment stream at the time your annuity payments commenced.

     PAYMENTS OF A FIXED AMOUNT

We will make equal payments in an amount you choose until the sum of all payments equals the contract value applied, increased for interest credited. The amount you choose must provide at least five years of payments. These payments don't depend on the annuitant's life. If the annuitant dies before the end of the period, you may elect to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

     PAYMENTS FOR A FIXED PERIOD

We will make equal payments for a period you select of at least five years. These payments don't depend on the annuitant's life. If the annuitant dies before the end of the period, you may elect to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

     *LIFE ANNUITY

We make payments for as long as the annuitant lives. Payments will cease with the last payment made before the annuitant's death.

     LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 OR 20 YEARS

We make payments for as long as the annuitant lives. In addition, even if the annuitant dies before the period ends, we guarantee payments for either 10 or 20 years as you selected. If the annuitant dies before the end of the period, you may elect to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

     LIFE ANNUITY WITH GUARANTEED RETURN OF CONTRACT VALUE

We make payments for as long as the annuitant lives. In addition, even if the annuitant dies, we guarantee payments until the sum of all annuity payments equals the contract value applied. If the annuitant dies before the end of the period, you may elect to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

     *JOINT AND SURVIVOR LIFE ANNUITY

We make payments for the lives of the annuitant and a designated second person. Payments will continue as long as either one is living.

     INDIVIDUAL RETIREMENT ACCOUNT ANNUITY

This annuity option is available only to IRA contract owners. Payments will be made annually based on either (a) the life expectancy of the owner/ annuitant;
(b) the joint life expectancy of the owner/annuitant and his or her spouse; (c) the life expectancy of the surviving spouse if the owner/annuitant dies before the annuity date. Each annual payment will be determined in accordance with the applicable Internal Revenue Service regulations. If the measuring life or lives dies before the remaining value has been distributed, we will pay that value to you in a lump sum.

---------------
* These options are "pure" life annuities. Therefore, it is possible for the payee to receive only one annuity payment if the person (or persons) on whose life (lives) payment is based dies after only one payment or to receive only two annuity payments if that person (those persons) dies after only two payments, etc.

GENDER-BASED ANNUITY PURCHASE RATES

Generally, the Contract provides for gender-based annuity purchase rates when life annuity options are chosen. However, in states that have adopted regulations prohibiting gender-based rates, blended unisex annuity purchase rates will be applied to both male and female annuitants. Unisex annuity purchase rates will provide the same annuity payments for male or female annuitants that are the same age on their annuity dates.

Employers and employee organizations considering purchase of the Contract should consult with their legal advisor to determine whether purchasing a Contract containing gender-based annuity purchase rates is consistent with Title VII of the Civil Rights Act of 1964 or other applicable law. We may offer such contract owners Contracts containing unisex annuity purchase rates.

                              FEDERAL INCOME TAXES

FEDERAL INCOME TAXES

The following summary discussion is based on our understanding of current federal income tax law as the Internal Revenue Service (IRS) now interprets it. We can't guarantee that the law or the IRS's interpretation won't change. It does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other tax advisors should be consulted for further information.

We haven't considered any applicable federal gift, estate or any state or other tax laws. Of course, your own tax status or that of your beneficiary can affect the tax consequences of ownership or receipt of distributions.

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money -- generally for retirement purposes. If your annuity is independent of any formal retirement or pension plan, it is termed a nonqualified contract. If you invest in a variable annuity as part of an individual retirement annuity or tax sheltered annuity, your contract is called a qualified contract. The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan.

TAX STATUS OF THE CONTRACT


DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Internal Revenue Code (IRC) and the regulations under it provide that separate account investments underlying a Contract must be "adequately diversified" for it to qualify as an annuity contract under IRC section 72. The separate account intends to comply with the diversification requirements of the regulations under section 817(h). This will affect how we make investments.



OWNER CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their Contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features such as the flexibility of an owner to allocate premium payments and transfer contract accumulation values, have not been explicitly addressed in IRS published rulings. While we believe that the Contracts do not give owners investment control over Account assets, we reserve the right to modify the Contracts as necessary to prevent an owner from being treated as the owner of the Account assets supporting the Contract.



REQUIRED DISTRIBUTIONS. To qualify as an annuity contract under section 72(s) of the IRC, a nonqualified annuity contract must provide that: (a) if any owner dies on or after the annuity starting date but before all amounts under the Contract have been distributed, the remaining amounts will be distributed at least as quickly as under the method being used when the owner died; and (b) if any owner dies before the annuity starting date, all amounts under the Contract will be distributed within five years of the date of death. So long as the distributions begin within a year of the owner's death, the IRS will consider these requirements satisfied for any part of the owner's interest payable to or for the benefit of a "designated beneficiary" and distributed over the beneficiary's life or over a period that cannot exceed the beneficiary's life expectancy. A designated beneficiary is the person the owner names as beneficiary and who assumes ownership when the owner dies. A designated beneficiary must be a natural person. If the deceased owner's spouse is the designated beneficiary, he or she can continue the Contract when such contract owner dies.


The Contract is designed to comply with section 72(s). We will review the Contract and amend it if necessary to make sure that it continues to comply with the section's requirements.


Other rules regarding required distributions apply to qualified Contracts.

TAXATION OF ANNUITIES


IN GENERAL. IRC section 72 governs annuity taxation generally. We believe an owner who is a natural person usually won't be taxed on increases in the value of a contract until there is a distribution (i.e., the owner withdraws all or part of the accumulation or takes annuity payments). Assigning, pledging, or agreeing to assign or pledge any part of the accumulation usually will be considered a distribution. Distributions of accumulated investment earnings are taxable as ordinary income.


The owner of any annuity contract who is not a natural person (e.g., a corporation or a trust) generally must include in income any increase in the excess of the accumulation over the "investment in the contract" during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person may wish to discuss them with a competent tax advisor.

The following discussion applies generally to Contracts owned by a natural person:


PARTIAL WITHDRAWALS AND SURRENDERS. When you take a withdrawal from a Contract, the amount received generally will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract value immediately before the distribution over the investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. Other rules apply to Individual Retirement Annuities and tax sheltered annuities.


If you withdraw your entire contract value, you will be taxed only on the part that exceeds your investment in the Contract.


ANNUITY PAYMENTS. Although tax consequences may vary depending on the annuity option selected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.


TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be paid from a Contract because an owner or annuitant (if the owner is not a natural person) has died. If the payments are made in a single sum, they're taxed the same way a full withdrawal from the Contract is taxed. If they are distributed as annuity payments, they're taxed as annuity payments.

PENALTY TAX ON SOME WITHDRAWALS

You may have to pay a penalty tax (10 percent of the amount treated as taxable income) on some withdrawals. However, there is usually no penalty on distributions:

     (1) on or after you reach age 59 1/2;

     (2) after you die (or after the annuitant dies, if the owner isn't an individual)

     (3) after you become disabled; or

     (4) that are part of a series of substantially equal periodic (at least annual) payments for your life (or life expectancy) or the joint lives (or life expectancies) of you and your beneficiary.


Other exceptions may be applicable under certain circumstances and special rules may apply in connection with the exceptions listed above. Also, additional exceptions apply to distributions from an Individual Retirement Annuity or tax sheltered annuity. You should consult a tax advisor with regard to exceptions from the penalty tax.


TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF A CONTRACT

Transferring or assigning ownership of the Contract, designating a payee or beneficiary who is not also the owner, or exchanging a Contract can have other tax consequences that we don't discuss here. If you're thinking about any of those transactions, contact a tax advisor.

WITHHOLDING


Annuity distributions usually are subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. However, except for certain distributions from tax sheltered annuities, recipients can usually choose not to have tax withheld from distributions.


MULTIPLE CONTRACTS


All nonqualified deferred annuity Contracts that we (or our affiliates) issue to the same owner during any calendar year are generally treated as one annuity Contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs. This could affect when income is taxable and how much is subject to the ten percent penalty tax discussed above.


POSSIBLE CHANGES IN TAXATION


Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax advisor should be consulted with respect to legislative developments and their effect on the Contract.


POSSIBLE CHARGE FOR OUR TAXES

Currently we don't charge the Account for any federal, state, or local taxes on them or the Contracts (other than premium taxes), but we reserve the right to charge the Account or the Contracts for any tax or other cost resulting from the tax laws that we believe should be attributed to them.


FOREIGN TAX CREDITS



To the extent that any Fund makes the appropriate election, certain foreign taxes paid by the Fund will be treated as being paid by the Company, which may deduct or claim a tax credit for such taxes. The benefits of any such deduction or credit will not be passed through to the contract owners.

INDIVIDUAL RETIREMENT ANNUITIES

     TRADITIONAL IRAS


Section 408 of the IRC permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." This Contract is available for purchase through an established IRA custodial account with Merrill Lynch, Pierce, Fenner & Smith Incorporated. An individual may make annual contributions of up to the lesser of the limit specified in the IRC or 100% of compensation includable in the individual's gross income. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain pension plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply. IRAs have minimum distribution rules that govern the timing and amount of distributions. You should refer to your adoption agreement or consult a tax advisor for more information about these distribution rules. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.


     ROTH IRAS


A Contract is available for purchase by an individual who has separately established a Roth IRA custodial account with Merrill Lynch, Pierce, Fenner & Smith Incorporated. Roth IRAs, as described in section 408A of the IRC, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash of up to the lesser of the limit specified in the IRC or 100% of compensation includible in the individual's gross income, or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. You may wish to consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.


     OTHER TAX ISSUES FOR IRAS AND ROTH IRAS


Total annual contributions to all of an individual's IRAs and Roth IRAs may not exceed the limit specified in the IRC or 100% of compensation includible in the individual's gross income. Distributions from an IRA or Roth IRA generally are subject to withholding for the participant's federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not have tax withheld from distributions.



The IRS has not reviewed the Contract for qualification as an IRA or Roth IRA, and has not addressed in a ruling of general applicability whether a death benefit provision, such as the enhanced death benefit provision, adversely affects the qualification of the policy as an IRA or Roth IRA. Disqualification of the policy as an IRA or Roth IRA could result in the immediate taxation of amounts held in the Contract and the imposition of penalty taxes.



TAX SHELTERED ANNUITIES


Section 403(b) of the IRC allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. Transfer amounts from tax sheltered annuity plans that are not subject to the Employee Retirement Income Security Act of 1974, as amended, will be accepted as premium payments, as permitted by law, under a Contract. Other premium payments, including premium payments subject to IRC Section 402(g), will not be accepted. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. Distributions from a tax sheltered annuity are generally subject to a mandatory 20% federal income tax withholding. The Contract includes an enhanced death benefit provision that could be characterized as an incidental benefit, the amount of which is limited in a tax sheltered annuity. Because the death benefit may exceed this limitation, individuals using the Contract in connection with such plans should consult their tax advisors.


                               OTHER INFORMATION

VOTING RIGHTS


We own all Fund shares held in the Accounts. As the owner, we have the right to vote on any matter put to vote at any Funds' shareholder meetings. However, we will vote all Fund shares attributable to Contracts by following instructions we receive from you. If we don't receive voting instructions, we'll vote those shares in the same proportion as shares for which we receive instructions. We determine the number of shares you may give voting instructions on by dividing your interest in a subaccount by the net asset value per share of the corresponding Fund. We'll determine the number of shares you may give voting instructions on as of a record date we choose. We may vote Fund shares in our own right if laws change to permit us to do so.


You have voting rights until the annuity date. You may give voting instructions concerning

     (1) the election of a Fund's Board of Directors;

     (2) ratification of a Fund's independent accountant;

     (3) approval of the investment advisory agreement for a Fund corresponding to your selected subaccounts;

     (4) any change in a fundamental investment policy of a Fund corresponding to your selected subaccounts; and

     (5) any other matter requiring a vote of the Fund's shareholders.

REPORTS TO CONTRACT OWNERS

At least once each contract year before the annuity date, we will send you information about your Contract. It will outline all your Contract transactions during the year, your Contract's current number of accumulation units in each Fund, the value of each accumulation unit, and the contract value.

You will also receive an annual and a semi-annual report containing financial statements and a list of portfolio securities of the Funds.

SELLING THE CONTRACT


MLPF&S is the principal underwriter of the Contract. Its principal business address is 4 World Financial Center, New York, New York 10080. It was organized in 1958 under the laws of the state of Delaware and is registered as a broker-dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc. MLPF&S is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.


Registered representatives (Financial Advisors) of MLPF&S sell the Contract. These Financial Advisors are registered with the NASD, licensed as insurance agents in the states in which they do business, and appointed through Merrill Lynch Life Agency, Inc. as our insurance agents. Financial Advisors are compensated by MLPF&S and/or Merrill Lynch Life Agency, Inc. through a distribution agreement we have with MLPF&S and companion sales agreement we have with Merrill Lynch Life Agency, Inc. The maximum commission paid to a Financial Advisor is 2.3% of each premium allocated to Account A. Financial Advisors may also be paid additional annual compensation of up to 0.13% of contract value. Reduced compensation is paid on Contracts purchased by our employees or their spouses or dependents.

The maximum commission we will pay to Merrill Lynch Life Agency, Inc. to be used to pay commissions to Financial Advisors is 3.5% of each premium allocated to Account A.

MLPF&S may arrange for sales of the Contract by other broker-dealers. Registered representatives of these other broker-dealers may be compensated on a different basis than MLPF&S Financial Advisors; however, commissions paid to registered representatives of these broker-dealers will not exceed those described above. Selling firms may retain a portion of commissions. We pay commissions through the registered broker-dealer, and may pay additional compensation to the broker-dealer and/or reimburse it for a portion of expenses relating to sales of the Contract. The registered representative may receive a portion of the expense reimbursement allowance paid to the broker-dealer.

Registered representatives of MLPF&S are eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that MLPF&S offers, such as conferences, trips, and awards. Other payments may be made for services that do not directly involve the sale of the Contracts. These services may include the recruitment and training of personnel, production or promotional literature, and similar services.

We indend to recoup commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the contract owners or the Separate Account.

We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

STATE REGULATION

We are subject to the laws of the State of New York and to the regulations of the New York Insurance Department. We are also subject to the insurance laws and regulations of all jurisdictions in which we're licensed to do business.

We file an annual statement with the insurance departments of jurisdictions where we do business. The statement discloses our operations for the preceding year and our financial condition as of the end of that year. Our books and accounts are subject to insurance department review at all times. The New York Insurance Department, in conjunction with the National Association of Insurance Commissioners, conducts a full examination of our operations periodically.

LEGAL PROCEEDINGS

There are no legal proceedings involving the Accounts. We and MLPF&S are engaged in various kinds of routine litigation that, in our judgment, is not material to our total assets.

EXPERTS


Deloitte & Touche LLP, independent auditors, have audited our financial statements as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001. They've also audited financial statements of the Accounts as of December 31, 2001 and for the periods presented in the Statement of Additional Information. We include these financial statements in reliance upon the reports of Deloitte & Touche LLP given upon their authority as experts in accounting and auditing. Their principal business address is Two World Financial Center, New York, New York 10281-1420.

LEGAL MATTERS

Our organization, our authority to issue the Contract, and the validity of the form of the Contract have been passed upon by Barry G. Skolnick, our General Counsel. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to federal securities laws.

REGISTRATION STATEMENTS

Registration Statements that relate to the Contract and its investment options have been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940. This Prospectus does not contain all of the information in the registration statements. You can obtain the omitted information from the Securities and Exchange Commission's principal office in Washington, D.C., upon payment of a prescribed fee.

                           ACCUMULATION UNIT VALUES+

                       (CONDENSED FINANCIAL INFORMATION)

                                                                  AMERICAN BALANCED V.I.*
                                   -------------------------------------------------------------------------------------
                                   1/1/01 TO   1/1/00 TO   1/1/99 TO   1/1/98 TO   1/1/97 TO    1/1/96 TO     1/1/95 TO
                                   12/31/01    12/31/00    12/31/99    12/31/98    12/31/97     12/31/96      12/31/95
                                   ---------   ---------   ---------   ---------   ---------   -----------   -----------
(1) Accumulation unit value at
      beginning of period........  $   19.49   $   20.09   $   18.73   $   16.72   $   14.47   $     13.37   $     11.21
(2) Accumulation unit value at
      end of period..............  $   17.81   $   19.49   $   20.09   $   18.73   $   16.72   $     14.47   $     13.37
(3) Number of accumulation units
      outstanding at end of
      period.....................  633,777.7   586,605.5   703,298.5   805,270.1   935,102.6   1,196,131.9   1,294,854.9

                                          AMERICAN BALANCED V.I.*                       BALANCED CAPITAL FOCUS*
                                   --------------------------------------   ------------------------------------------------
                                    1/1/94 TO    1/1/93 TO   12/9/92** TO   1/1/01 TO   1/1/00 TO   1/1/99 TO   6/5/98*** TO
                                    12/31/94     12/31/93      12/31/92     12/31/01    12/31/00    12/31/99      12/31/98
                                   -----------   ---------   ------------   ---------   ---------   ---------   ------------
(1) Accumulation unit value at
      beginning of period........  $     11.88   $   10.60    $    10.54    $   10.82   $   10.30   $    9.68    $   10.00
(2) Accumulation unit value at
      end of period..............  $     11.21   $   11.86    $    10.60            *   $   10.82   $   10.30    $    9.68
(3) Number of accumulation units
      outstanding at end of
      period.....................  1,205,254.3   820,318.5           0.0          0.0   189,852.2   165,442.8    114,280.3


                                                                     BASIC VALUE V.I.
                                     ---------------------------------------------------------------------------------
                                      1/1/01 TO     1/1/00 TO     1/1/99 TO     1/1/98 TO     1/1/97 TO     1/1/96 TO
                                      12/31/01      12/31/00      12/31/99      12/31/98      12/31/97      12/31/96
                                     -----------   -----------   -----------   -----------   -----------   -----------
(1) Accumulation unit value at
      beginning of period..........  $     27.63   $     24.86   $     20.81   $     19.27   $     16.19   $     13.60
(2) Accumulation unit value at end
      of period....................  $     28.42   $     27.63   $     24.86   $     20.81   $     19.27   $     16.19
(3) Number of accumulation units
      outstanding at end of
      period.......................  2,639,842.9   2,529,060.5   2,505,912.5   2,134,295.9   1,942,837.1   1,766,570.4

                                                BASIC VALUE V.I.
                                     --------------------------------------
                                      1/1/95 TO    1/1/94 TO   7/1/93*** TO
                                      12/31/95     12/31/94      12/31/93
                                     -----------   ---------   ------------
(1) Accumulation unit value at
      beginning of period..........  $     10.98   $   10.88    $   10.00
(2) Accumulation unit value at end
      of period....................  $     13.60   $   10.98    $   10.88
(3) Number of accumulation units
      outstanding at end of
      period.......................  1,241,769.4   850,329.6    231,857.5





                                                                           CORE BOND V.I.
                                   -----------------------------------------------------------------------------------------------
                                    1/1/01 TO     1/1/00 TO     1/1/99 TO     1/1/98 TO     1/1/97 TO     1/1/96 TO     1/1/95 TO
                                    12/31/01      12/31/00      12/31/99      12/31/98      12/31/97      12/31/96      12/31/95
                                   -----------   -----------   -----------   -----------   -----------   -----------   -----------
(1) Accumulation unit value at
      beginning of period........  $     15.98   $     14.72   $     15.28   $     14.36   $     13.40   $     13.29   $     11.21
(2) Accumulation unit value at
      end of period..............  $     16.82   $     15.98   $     14.72   $     15.28   $     14.36   $     13.40   $     13.29
(3) Number of accumulation units
      outstanding at end of
      period.....................  3,040,520.1   2,565,420.4   2,878,607.8   2,943,385.0   2,776,167.1   2,933,851.0   2,866,758.2

                                                CORE BOND V.I.
                                   ----------------------------------------
                                    1/1/94 TO     1/1/93 TO    12/9/92** TO
                                    12/31/94      12/31/93       12/31/92
                                   -----------   -----------   ------------
(1) Accumulation unit value at
      beginning of period........  $     11.94   $     10.80   $     10.74
(2) Accumulation unit value at
      end of period..............  $     11.21   $     11.94   $     10.80
(3) Number of accumulation units
      outstanding at end of
      period.....................  2,939,785.1   2,187,536.2           0.0






                                                                 DEVELOPING CAPITAL MARKETS V.I.
                                -------------------------------------------------------------------------------------------------
                                1/1/01 TO   1/1/00 TO   1/1/99 TO   1/1/98 TO   1/1/97 TO   1/1/96 TO   1/1/95 TO   5/16/94*** TO
                                12/31/01    12/31/00    12/31/99    12/31/98    12/31/97    12/31/96    12/31/95      12/31/94
                                ---------   ---------   ---------   ---------   ---------   ---------   ---------   -------------
(1) Accumulation unit value at
      beginning of period.....  $    7.37   $   10.48   $    6.42   $    9.21   $    9.99   $    9.16   $    9.38     $   10.00
(2) Accumulation unit value at
      end of period...........  $    7.38   $    7.37   $   10.48   $    6.42   $    9.21   $    9.99   $    9.16     $    9.38
(3) Number of accumulation
      units outstanding at end
      of period...............  302,185.5   340,062.9   555,965.5   563,805.5   892,320.3   411,686.3   240,156.6     174,741.4


---------------

   +Subaccount names reflected in this Accumulation Unit Values Table are the currently effective names. Each subaccount may have operated under different names in the past.



   * Effective following the close of business on April 27, 2001, the Balanced Capital Focus Fund was merged with and into the American Balanced Fund (which has been renamed the American Balanced V.I. Fund), and the International Equity Focus Fund was merged with and into the Mercury HW International Value VIP Portfolio (which has been renamed the Mercury International Value V.I. Fund). Effective following the close of business on December 6, 1996, the Flexible Strategy Fund was merged with and into the Global Strategy Focus Fund (which has been renamed the Global Allocation V.I. Fund) and the International Bond Fund was merged with and into the former World Income Focus Fund, which was renamed the Global Bond Focus Fund and its investment objective was changed.



  ** ML Life Insurance Company of New York commenced sales of Retirement Plus on
     December 9, 1992.



 *** Available for allocations of premiums or contract value effective following the close of business.

                                                                      DOMESTIC MONEY MARKET V.I.
                                    -----------------------------------------------------------------------------------------------
                                     1/1/01 TO     1/1/00 TO     1/1/99 TO     1/1/98 TO     1/1/97 TO     1/1/96 TO     1/1/95 TO
                                     12/31/01      12/31/00      12/31/99      12/31/98      12/31/97      12/31/96      12/31/95
                                    -----------   -----------   -----------   -----------   -----------   -----------   -----------
(1) Accumulation unit value at
      beginning of period.........  $     13.41   $     12.82   $     12.39   $     11.94   $     11.50   $     11.09   $     10.64
(2) Accumulation unit value at end
      of period...................  $     13.75   $     13.41   $     12.82   $     12.39   $     11.94   $     11.50   $     11.09
(3) Number of accumulation units
      outstanding at end of
      period......................  2,695,469.7   2,467,141.7   2,622,855.7   2,714,662.2   2,392,904.0   1,677,743.1   2,104,307.1

                                          DOMESTIC MONEY MARKET V.I.
                                    --------------------------------------
                                     1/1/94 TO    1/1/93 TO   12/9/92** TO
                                     12/31/94     12/31/93      12/31/92
                                    -----------   ---------   ------------
(1) Accumulation unit value at
      beginning of period.........  $     10.37   $   10.20     $  10.18
(2) Accumulation unit value at end
      of period...................  $     10.64   $   10.37     $  10.20
(3) Number of accumulation units
      outstanding at end of
      period......................  1,725,685.7   894,153.1     70,600.6



                                                             FLEXIBLE STRATEGY*                              FOCUS TWENTY V.I.
                                      ----------------------------------------------------------------   -------------------------
                                      1/1/96 TO    1/1/95 TO     1/1/94 TO    1/1/93 TO   12/9/92** TO   1/1/01 TO   7/10/00*** TO
                                      12/31/96     12/31/95      12/31/94     12/31/93      12/31/92     12/31/01      12/31/00
                                      ---------   -----------   -----------   ---------   ------------   ---------   -------------
(1) Accumulation unit value at
      beginning of period..........    $13.00     $     11.22   $     11.87   $   10.39      $10.25      $    7.47     $   10.00
(2) Accumulation unit value at end
      of period....................         *     $     13.00   $     11.22   $   11.87      $10.39      $    2.27     $    7.47
(3) Number of accumulation units
      outstanding at end of
      period.......................       0.0     1,137,134.8   1,113,369.6   583,364.1         0.0      448,251.4     730,077.6

                                     FUNDAMENTAL
                                     GROWTH V.I.
                                     ------------
                                     5/1/01*** TO
                                       12/31/01
                                     ------------
(1) Accumulation unit value at
      beginning of period..........   $   10.00
(2) Accumulation unit value at end
      of period....................   $    8.81
(3) Number of accumulation units
      outstanding at end of
      period.......................   693,466.0


                                                                   GLOBAL ALLOCATION V.I.*
                                      ---------------------------------------------------------------------------------
                                       1/1/01 TO     1/1/00 TO     1/1/99 TO     1/1/98 TO     1/1/97 TO     1/1/96 TO
                                       12/31/01      12/31/00      12/31/99      12/31/98      12/31/97      12/31/96
                                      -----------   -----------   -----------   -----------   -----------   -----------
(1) Accumulation unit value at
      beginning of period...........  $     18.18   $     20.38   $     17.02   $     15.85   $     14.35   $     12.85
(2) Accumulation unit value at end
      of period.....................  $     16.34   $     18.18   $     20.38   $     17.02   $     15.85   $     14.35
(3) Number of accumulation units
      outstanding at end of
      period........................  1,822,558.0   2,083,862.0   2,343,104.2   2,708,721.4   3,196,842.1   3,436,164.5

                                                     GLOBAL ALLOCATION V.I.*
                                      ------------------------------------------------------
                                       1/1/95 TO     1/1/94 TO     1/1/93 TO    12/9/92** TO
                                       12/31/95      12/31/94      12/31/93       12/31/92
                                      -----------   -----------   -----------   ------------
(1) Accumulation unit value at
      beginning of period...........  $     11.78   $     12.12   $     10.15      $10.08
(2) Accumulation unit value at end
      of period.....................  $     12.85   $     11.78   $     12.12      $10.15
(3) Number of accumulation units
      outstanding at end of
      period........................  2,678,814.8   2,924,265.0   1,425,420.6         0.0


                                                                              GLOBAL BOND FOCUS*
                                                     ---------------------------------------------------------------------
                                                     1/1/01 TO   1/1/00 TO   1/1/99 TO   1/1/98 TO   1/1/97 TO   1/1/96 TO
                                                     12/31/01    12/31/00    12/31/99    12/31/98    12/31/97    12/31/96
                                                     ---------   ---------   ---------   ---------   ---------   ---------
(1) Accumulation unit value at beginning of
      period.......................................  $   12.23   $   12.35   $   13.63   $   12.27   $   12.20   $   11.45
(2) Accumulation unit value at end of period.......  $   11.68   $   12.23   $   12.35   $   13.63   $   12.27   $   12.20
(3) Number of accumulation units outstanding at end
      of period....................................  186,573.4   220,076.5   266,934.6   324,790.1   404,574.9   459,402.3

                                                              GLOBAL BOND FOCUS*
                                                     ------------------------------------
                                                     1/1/95 TO   1/1/94 TO   7/1/93*** TO
                                                     12/31/95    12/31/94      12/31/93
                                                     ---------   ---------   ------------
(1) Accumulation unit value at beginning of
      period.......................................  $    9.94   $   10.52    $   10.00
(2) Accumulation unit value at end of period.......  $   11.45   $    9.94    $   10.52
(3) Number of accumulation units outstanding at end
      of period....................................  504,390.5   556,854.0    320,253.5


---------------

   * Effective following the close of business on April 27, 2001, the Balanced Capital Focus Fund was merged with and into the American Balanced Fund (which has been renamed the American Balanced V.I. Fund), and the International Equity Focus Fund was merged with and into the Mercury HW International Value VIP Portfolio (which has been renamed the Mercury International Value V.I. Fund). Effective following the close of business on December 6, 1996, the Flexible Strategy Fund was merged with and into the Global Strategy Focus Fund (which has been renamed the Global Allocation V.I. Fund) and the International Bond Fund was merged with and into the former World Income Focus Fund, which was renamed the Global Bond Focus Fund and its investment objective was changed.



  ** ML Life Insurance Company of New York commenced sales of Retirement Plus on
     December 9, 1992.



 *** Available for allocations of premiums or contract value effective following the close of business.

                                                   GLOBAL GROWTH V.I.                        GOVERNMENT BOND V.I.
                                  -----------------------------------------------------   ---------------------------
                                  1/1/01 TO     1/1/00 TO     1/1/99 TO    6/5/98*** TO    1/1/01 TO      1/1/00 TO
                                   12/31/01      12/31/00      12/31/99      12/31/98       12/31/01       12/31/00
                                  ----------   ------------   ----------   ------------   ------------   ------------
(1) Accumulation unit value at
      beginning of period.......  $    12.32   $      14.69   $    10.74    $    10.00    $      14.24   $      12.95
(2) Accumulation unit value at
      end of period.............  $     9.35   $      12.32   $    14.69    $    10.74    $      15.04   $      14.24
(3) Number of accumulation units
      outstanding at end of
      period....................   875,244.9    1,422,808.3    796,328.0     127,229.2     1,755,849.5    1,642,968.1

                                                                 GOVERNMENT BOND V.I.
                                  ----------------------------------------------------------------------------------
                                   1/1/99 TO      1/1/98 TO     1/1/97 TO    1/1/96 TO    1/1/95 TO    5/16/94*** TO
                                    12/31/99       12/31/98      12/31/97     12/31/96     12/31/95      12/31/94
                                  ------------   ------------   ----------   ----------   ----------   -------------
(1) Accumulation unit value at
      beginning of period.......  $      13.36   $      12.45   $    11.59   $    11.42   $    10.08     $   10.00
(2) Accumulation unit value at
      end of period.............  $      12.95   $      13.36   $    12.45   $    11.59   $    11.42     $   10.08
(3) Number of accumulation units
      outstanding at end of
      period....................   1,842,543.0    1,670,377.7    900,981.0    401,866.8    153,524.3      69,485.0


                                                                   HIGH CURRENT INCOME V.I.
                                    --------------------------------------------------------------------------------------
                                     1/1/01 TO     1/1/00 TO      1/1/99 TO      1/1/98 TO      1/1/97 TO      1/1/96 TO
                                     12/31/01       12/31/00       12/31/99       12/31/98       12/31/97       12/31/96
                                    -----------   ------------   ------------   ------------   ------------   ------------
(1) Accumulation unit value at
      beginning of period.........  $     15.51   $      16.92   $      16.18   $      16.93   $      15.46   $      14.08
(2) Accumulation unit value at end
      of period...................  $     15.91   $      15.51   $      16.92   $      16.18   $      16.93   $      15.46
(3) Number of accumulation units
      outstanding at end of
      period......................  1,503,375.9    1,727,150.0    1,878,536.0    1,935,113.5    1,794,232.4    1,341,055.5

                                                   HIGH CURRENT INCOME V.I.
                                    -------------------------------------------------------
                                     1/1/95 TO      1/1/94 TO     1/1/93 TO    12/9/92** TO
                                      12/31/95       12/31/94      12/31/93      12/31/92
                                    ------------   ------------   ----------   ------------
(1) Accumulation unit value at
      beginning of period.........  $      12.18   $      12.80   $    11.01    $   10.92
(2) Accumulation unit value at end
      of period...................  $      14.08   $      12.18   $    12.80    $   11.01
(3) Number of accumulation units
      outstanding at end of
      period......................   1,274,375.1    1,116,584.4    693,594.6          0.0


                                                                          INDEX 500 V.I.
                                     ----------------------------------------------------------------------------------------
                                      1/1/01 TO     1/1/00 TO      1/1/99 TO      1/1/98 TO      1/1/97 TO     12/18/96*** TO
                                      12/31/01       12/31/00       12/31/99       12/31/98       12/31/97        12/31/96
                                     -----------   ------------   ------------   ------------   ------------   --------------
(1) Accumulation unit value at
      beginning of period..........  $     17.85   $      19.96   $      16.79   $      13.27   $      10.12     $   10.00
(2) Accumulation unit value at end
      of period....................  $     15.44   $      17.85   $      19.96   $      16.79   $      13.27     $   10.12
(3) Number of accumulation units
      outstanding at end of
      period.......................  2,113,132.9    2,204,753.1    2,180,119.7    1,908,674.0    1,245,291.7      10,445.7

                                              INTERNATIONAL BOND*
                                     --------------------------------------
                                     1/1/96 TO   1/1/95 TO   5/16/94*** TO
                                     12/31/96    12/31/95       12/31/94
                                     ---------   ---------   --------------
(1) Accumulation unit value at
      beginning of period..........   $11.40     $    9.93     $   10.00
(2) Accumulation unit value at end
      of period....................        *     $   11.40     $    9.93
(3) Number of accumulation units
      outstanding at end of
      period.......................      0.0      40,678.5      18,139.0


                                                               INTERNATIONAL EQUITY FOCUS*
                                     -------------------------------------------------------------------------------
                                     1/1/01 TO    1/1/00 TO    1/1/99 TO    1/1/98 TO     1/1/97 TO      1/1/96 TO
                                      12/31/01     12/31/00     12/31/99     12/31/98      12/31/97       12/31/96
                                     ----------   ----------   ----------   ----------   ------------   ------------
(1) Accumulation unit value at
      beginning of period..........  $    13.20   $    16.18   $    11.91   $    11.20   $      11.90   $      11.31
(2) Accumulation unit value at end
      of period....................           *   $    13.20   $    16.18   $    11.91   $      11.20   $      11.90
(3) Number of accumulation units
      outstanding at end of
      period.......................         0.0    677,004.1    764,791.1    893,307.1    2,327,316.1    1,535,723.1

                                            INTERNATIONAL EQUITY FOCUS*
                                     ------------------------------------------
                                      1/1/95 TO      1/1/94 TO     7/1/93*** TO
                                       12/31/95       12/31/94       12/31/93
                                     ------------   ------------   ------------
(1) Accumulation unit value at
      beginning of period..........  $      10.87   $      10.96    $    10.00
(2) Accumulation unit value at end
      of period....................  $      11.31   $      10.87    $    10.96
(3) Number of accumulation units
      outstanding at end of
      period.......................   1,275,506.6    1,313,991.8     375,910.9


---------------

   * Effective following the close of business on April 27, 2001, the Balanced Capital Focus Fund was merged with and into the American Balanced Fund (which has been renamed the American Balanced V.I. Fund), and the International Equity Focus Fund was merged with and into the Mercury HW International Value VIP Portfolio (which has been renamed the Mercury International Value V.I. Fund). Effective following the close of business on December 6, 1996, the Flexible Strategy Fund was merged with and into the Global Strategy Focus Fund (which has been renamed the Global Allocation V.I. Fund) and the International Bond Fund was merged with and into the former World Income Focus Fund, which was renamed the Global Bond Focus Fund and its investment objective was changed.



  ** ML Life Insurance Company of New York commenced sales of Retirement Plus on
     December 9, 1992.



 *** Available for allocations of premiums or contract value effective following the close of business.


                                                                       LARGE CAP CORE V.I.
                                        ---------------------------------------------------------------------------------
                                         1/1/01 TO     1/1/00 TO     1/1/99 TO     1/1/98 TO     1/1/97 TO     1/1/96 TO
                                         12/31/01      12/31/00      12/31/99      12/31/98      12/31/97      12/31/96
                                        -----------   -----------   -----------   -----------   -----------   -----------
(1) Accumulation unit value at
      beginning of period.............  $     25.70   $     28.89   $     22.28   $     19.54   $     16.01   $     13.77
(2) Accumulation unit value at end of
      period..........................  $     23.47   $     25.70   $     28.89   $     22.28   $     19.54   $     16.01
(3) Number of accumulation units
      outstanding at end of period....  1,867,370.4   2,051,339.9   2,191,387.8   2,374,281.3   2,617,428.2   2,798,594.0

                                                                                                  LARGE CAP VALUE
                                                          LARGE CAP CORE V.I.                          V.I.
                                        -------------------------------------------------------   ---------------
                                         1/1/95 TO     1/1/94 TO     1/1/93 TO    12/9/92** TO     5/1/01*** TO
                                         12/31/95      12/31/94      12/31/93       12/31/92         12/31/01
                                        -----------   -----------   -----------   -------------   ---------------
(1) Accumulation unit value at
      beginning of period.............  $     11.38   $     11.87   $     10.33    $    10.18        $  10.00
(2) Accumulation unit value at end of
      period..........................  $     13.77   $     11.38   $     11.67    $    10.33        $   9.83
(3) Number of accumulation units
      outstanding at end of period....  2,587,997.3   2,368,801.5   1,359,217.6           0.0        82,957.8


                                                                        NATURAL RESOURCES FOCUS
                                     ---------------------------------------------------------------------------------------------
                                     1/1/01 TO   1/1/00 TO   1/1/99 TO   1/1/98 TO   1/1/97 TO   1/1/96 TO   1/1/95 TO   1/1/94 TO
                                     12/31/01    12/31/00    12/31/99    12/31/98    12/31/97    12/31/96    12/31/95    12/31/94
                                     ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
(1) Accumulation unit value at
      beginning of period..........  $  17.42    $  12.68    $  10.14    $  12.14    $   14.06   $   12.56   $   11.30   $   11.29
(2) Accumulation unit value at end
      of period....................  $  15.29    $  17.42    $  12.68    $  10.14    $   12.14   $   14.06   $   12.56   $   11.30
(3) Number of accumulation units
      outstanding at end of
      period.......................  39,796.3    48,694.9    53,276.6    70,808.7    115,513.8   144,754.3   167,533.9   190,785.7

                                      NATURAL RESOURCES FOCUS
                                     -------------------------
                                     1/1/93 TO   12/9/92** TO
                                     12/31/93      12/31/92
                                     ---------   -------------
(1) Accumulation unit value at
      beginning of period..........  $   10.36     $  10.17
(2) Accumulation unit value at end
      of period....................  $   11.29     $  10.36
(3) Number of accumulation units
      outstanding at end of
      period.......................   79,452.1          0.0


                                                                                    RESERVE ASSETS V.I.
                                                              ----------------------------------------------------------------
                                                              1/1/01 TO  1/1/00 TO  1/1/99 TO  1/1/98 TO  1/1/97 TO  1/1/96 TO
                                                              12/31/01   12/31/00   12/31/99   12/31/98   12/31/97   12/31/96
                                                              --------   --------   --------   --------   --------   ---------
(1) Accumulation unit value at beginning of period..........  $  14.09   $  13.39   $  12.87   $  12.32   $  11.79   $   11.29
(2) Accumulation unit value at end of period................  $  14.53   $  14.09   $  13.39   $  12.87   $  12.32   $   11.79
(3) Number of accumulation units outstanding at end of
      period................................................  57,519.8   83,247.7   86,344.1   95,017.1   82,335.6   101,151.2


                                                                             RESERVE ASSETS V.I.
                                                              -------------------------------------------------
                                                              1/1/95 TO   1/1/94 TO   1/1/93 TO   12/9/92** TO
                                                              12/31/95    12/31/94    12/31/93     12/31/92
                                                              ---------   ---------   ---------   -------------
(1) Accumulation unit value at beginning of period..........  $   10.76   $   10.43   $   10.22      $ 10.20
(2) Accumulation unit value at end of period................  $   11.29   $   10.76   $   10.43      $ 10.22
(3) Number of accumulation units outstanding at end of
      period................................................  114,114.3   120,482.2   143,448.0      5,706.1


                                                                   SMALL CAP VALUE V.I.
                                     ---------------------------------------------------------------------------------
                                      1/1/01 TO     1/1/00 TO     1/1/99 TO     1/1/98 TO     1/1/97 TO     1/1/96 TO
                                      12/31/01      12/31/00      12/31/99      12/31/98      12/31/97      12/31/96
                                     -----------   -----------   -----------   -----------   -----------   -----------
(1) Accumulation unit value at
      beginning of period..........  $     23.15   $     20.45   $     15.45   $     16.75   $     15.20   $     14.25
(2) Accumulation unit value at end
      of period....................  $     29.66   $     23.15   $     20.45   $     15.45   $     16.75   $     15.20
(3) Number of accumulation units
      outstanding at end of
      period.......................  1,671,013.0   1,717,612.7   1,677,430.3   1,911,721.5   1,789,233.1   1,684,158.8

                                                     SMALL CAP VALUE V.I.
                                     -----------------------------------------------------
                                      1/1/95 TO     1/1/94 TO    1/1/93 TO   12/9/92** TO
                                      12/31/95      12/31/94     12/31/93      12/31/92
                                     -----------   -----------   ---------   -------------
(1) Accumulation unit value at
      beginning of period..........  $      9.90   $     10.82   $    9.31     $   9.15
(2) Accumulation unit value at end
      of period....................  $     14.25   $      9.90   $   10.82     $   9.31
(3) Number of accumulation units
      outstanding at end of
      period.......................  1,332,688.3   1,048,612.8   511,403.7          0.0


---------------

   * Effective following the close of business on April 27, 2001, the Balanced Capital Focus Fund was merged with and into the American Balanced Fund (which has been renamed the American Balanced V.I. Fund), and the International Equity Focus Fund was merged with and into the Mercury HW International Value VIP Portfolio (which has been renamed the Mercury International Value V.I. Fund). Effective following the close of business on December 6, 1996, the Flexible Strategy Fund was merged with and into the Global Strategy Focus Fund (which has been renamed the Global Allocation V.I. Fund) and the International Bond Fund was merged with and into the former World Income Focus Fund, which was renamed the Global Bond Focus Fund and its investment objective was changed.



  ** ML Life Insurance Company of New York commenced sales of Retirement Plus on
     December 9, 1992.



 *** Available for allocations of premiums or contract value effective following the close of business.

                                                       UTILITIES AND TELECOMMUNICATIONS V.I.
                                             ---------------------------------------------------------
                                             1/1/01 TO   1/1/00 TO   1/1/99 TO   1/1/98 TO   1/1/97 TO
                                             12/31/01    12/31/00    12/31/99    12/31/98    12/31/97
                                             ---------   ---------   ---------   ---------   ---------
(1) Accumulation unit value at beginning of
      period...............................  $   21.24   $   22.12   $   19.91   $   16.27   $   13.10
(2) Accumulation unit value at end of
      period...............................  $   18.01   $   21.24   $   22.12   $   19.91   $   16.27
(3) Number of accumulation units
      outstanding at end of period.........  267,017.6   307,808.3   355,501.8   408,706.9   475,558.5

                                                  UTILITIES AND TELECOMMUNICATIONS V.I.
                                             ------------------------------------------------
                                             1/1/96 TO   1/1/95 TO   1/1/94 TO   7/1/93*** TO
                                             12/31/96    12/31/95    12/31/94      12/31/93
                                             ---------   ---------   ---------   ------------
(1) Accumulation unit value at beginning of
      period...............................  $   11.75   $    9.58   $   10.61    $   10.00
(2) Accumulation unit value at end of
      period...............................  $   13.10   $   11.75   $    9.58    $   10.61
(3) Number of accumulation units
      outstanding at end of period.........  646,792.9   724,247.5   786,888.0    576,579.5


                                                     SELECT TEN V.I. TRUST****                  AIM V.I. CAPITAL APPRECIATION
                                          ------------------------------------------------   -----------------------------------
                                          1/1/01 TO   1/1/00 TO   1/1/99 TO   6/5/98*** TO   1/1/01 TO    1/1/00 TO    1/1/99 TO
                                          12/31/01    12/31/00    12/31/99      12/31/98     12/31/01     12/31/00     12/31/99
                                          ---------   ---------   ---------   ------------   ---------   -----------   ---------
(1) Accumulation unit value at beginning
      of period.........................   $10.67     $    9.39   $   10.12    $   10.00     $   16.57   $     18.86   $   13.22
(2) Accumulation unit value at end of
      period............................     ****     $   10.67   $    9.39    $   10.12     $   12.54   $     16.57   $   18.86
(3) Number of accumulation units
      outstanding at end of period......      0.0     289,514.7   573,604.7    190,745.2     876,010.8   1,018,081.8   741,790.0

                                             AIM V.I. CAPITAL APPRECIATION
                                          ------------------------------------
                                          1/1/98 TO   1/1/97 TO   12/18/96***
                                          12/31/98    12/31/97    TO 12/31/96
                                          ---------   ---------   ------------
(1) Accumulation unit value at beginning
      of period.........................  $   11.23   $   10.03      $10.00
(2) Accumulation unit value at end of
      period............................  $   13.22   $   11.23      $10.03
(3) Number of accumulation units
      outstanding at end of period......  637,817.5   705,468.0         0.0


                                                        AIM V.I. PREMIER EQUITY
                            --------------------------------------------------------------------------------
                             1/1/01 TO     1/1/00 TO     1/1/99 TO     1/1/98 TO    1/1/97 TO   12/18/96***
                             12/31/01      12/31/00      12/31/99      12/31/98     12/31/97    TO 12/31/96
                            -----------   -----------   -----------   -----------   ---------   ------------
(1) Accumulation unit
      value at beginning
      of period...........  $     17.65   $     20.96   $     16.35   $     12.52   $   10.26      $10.00
(2) Accumulation unit
      value at end of
      period..............  $     15.22   $     17.65   $     20.96   $     16.35   $   12.52      $10.26
(3) Number of accumulation
      units outstanding at
      end of period.......  2,187,815.0   2,337,637.9   2,198,282.0   1,623,648.9   694,794.1         0.0

                                                         ALLIANCE PREMIER GROWTH
                            ----------------------------------------------------------------------------------
                             1/1/01 TO     1/1/00 TO     1/1/99 TO     1/1/98 TO     1/1/97 TO    12/18/96***
                             12/31/01      12/31/00      12/31/99      12/31/98      12/31/97     TO 12/31/96
                            -----------   -----------   -----------   -----------   -----------   ------------
(1) Accumulation unit
      value at beginning
      of period...........  $     20.72   $     25.17   $     19.28   $     13.21   $     10.00      $10.00
(2) Accumulation unit
      value at end of
      period..............  $     16.92   $     20.72   $     25.17   $     19.28   $     13.21      $10.00
(3) Number of accumulation
      units outstanding at
      end of period.......  3,420,958.7   3,799,078.8   3,581,370.8   2,559,574.5   1,273,236.9         0.0


---------------

   *Effective following the close of business on April 27, 2001, the Balanced
    Capital Focus Fund was merged with and into the American Balanced Fund (which has been renamed the American Balanced V.I. Fund), and the International Equity Focus Fund was merged with and into the Mercury HW International Value VIP Portfolio (which has been renamed the Mercury International Value V.I. Fund). Effective following the close of business on December 6, 1996, the Flexible Strategy Fund was merged with and into the Global Strategy Focus Fund (which has been renamed the Global Allocation V.I. Fund) and the International Bond Fund was merged with and into the former World Income Focus Fund, which was renamed the Global Bond Focus Fund and its investment objective was changed.



  ** ML Life Insurance Company of New York commenced sales of Retirement Plus on
     December 9, 1992.



 *** Available for allocations of premiums or contract value effective following the close of business.



****The 1998 Select Ten Trust terminated on April 30, 1999. The 1999 Select Ten
    Trust commenced operation on May 1, 1999, at an accumulation unit value of $10.00. The 1999 Select Ten Trust terminated on April 30, 2000. The 2000 Select Ten V.I. Trust commenced operation on May 1, 2000, at an accumulation unit value of $10.00. The 2000 Select Ten V.I. Trust terminated on April 30, 2001.

                                                                                     ALLIANCE         AMERICAN
                                               ALLIANCE QUASAR                      TECHNOLOGY       CENTURY VP      DAVIS VALUE
                              --------------------------------------------------   ------------   ----------------   ------------
                              1/1/01 TO    1/1/00 TO    1/1/99 TO   6/5/98*** TO   5/1/01*** TO     5/1/01*** TO     5/1/01*** TO
                              12/31/01     12/31/00     12/31/99      12/31/98       12/31/01         12/31/01         12/31/01
                              ---------   -----------   ---------   ------------   ------------   ----------------   ------------
(1) Accumulation unit value
      at beginning of
      period................  $    9.17   $      9.90   $    8.57     $  10.00      $   10.00        $   10.00        $   10.00
(2) Accumulation unit value
      at end of period......  $    7.89   $      9.17   $    9.90     $   8.57      $    8.09        $    8.10        $    9.28
(3) Number of accumulation
      units outstanding at
      end of period.........  997,865.5   1,111,234.5   518,747.8     94,213.1      288,830.0        411,338.0        604,118.3



                                                                                                       MERRILL LYNCH
                                           MERCURY INTERNATIONAL VALUE V.I.*                       LARGE CAP GROWTH V.I.
                                 ------------------------------------------------------   ---------------------------------------
                                  1/1/01 TO     1/1/00 TO     1/1/99 TO    6/5/98*** TO   1/1/01 TO    1/1/00 TO    6/18/99*** TO
                                  12/31/01      12/31/00      12/31/99       12/31/98     12/31/01     12/31/00       12/31/99
                                 -----------   -----------   -----------   ------------   ---------   -----------   -------------
(1) Accumulation unit value at
      beginning of period......  $     11.56   $     11.39   $      9.49   $     10.00    $    9.94   $     11.98     $  10.00
(2) Accumulation unit value at
      end of period............  $      9.93   $     11.56   $     11.39   $      9.49    $    8.89   $      9.94     $  11.98
(3) Number of accumulation
      units outstanding at end
      of period................  2,352,258.4   2,132,252.0   1,804,928.1   2,303,167.1    307,838.3   3,371,281.5     75,627.0


                                                           MFS EMERGING GROWTH                                  MFS RESEARCH
                             --------------------------------------------------------------------------------   -----------
                              1/1/01 TO     1/1/00 TO     1/1/99 TO     1/1/98 TO    1/1/97 TO   1/1/96*** TO    1/1/01 TO
                              12/31/01      12/31/00      12/31/99      12/31/98     12/31/97      12/31/96      12/31/01
                             -----------   -----------   -----------   -----------   ---------   ------------   -----------
(1) Accumulation unit value
      at beginning of
      period...............  $     21.65   $     27.30   $     15.66   $     11.83   $    9.83     $  10.00     $     16.73
(2) Accumulation unit value
      at end of period.....  $     14.21   $     21.65   $     27.30   $     15.66   $   11.83     $   9.83     $     12.99
(3) Number of accumulation
      units outstanding at
      end of period........  1,546,866.8   1,856,489.5   1,524,939.9   1,327,153.4   600,105.0     15,002.0     1,469,503.9

                                                      MFS RESEARCH
                             ------------------------------------------------------------------
                              1/1/00 TO     1/1/99 TO     1/1/98 TO    1/1/97 TO   1/1/96*** TO
                              12/31/00      12/31/99      12/31/98     12/31/97      12/31/96
                             -----------   -----------   -----------   ---------   ------------
(1) Accumulation unit value
      at beginning of
      period...............  $     17.82   $     14.56   $     11.96   $   10.08      $10.00
(2) Accumulation unit value
      at end of period.....  $     16.73   $     17.82   $     14.56   $   11.96      $10.08
(3) Number of accumulation
      units outstanding at
      end of period........  1,666,309.5   1,278,129.3   1,161,685.9   589,190.5         0.0


---------------

   * Effective following the close of business on April 27, 2001, the Balanced Capital Focus Fund was merged with and into the American Balanced Fund (which has been renamed the American Balanced V.I. Fund), and the International Equity Focus Fund was merged with and into the Mercury HW International Value VIP Portfolio (which has been renamed the Mercury International Value V.I. Fund). Effective following the close of business on December 6, 1996, the Flexible Strategy Fund was merged with and into the Global Strategy Focus Fund (which has been renamed the Global Allocation V.I. Fund) and the International Bond Fund was merged with and into the former World Income Focus Fund, which was renamed the Global Bond Focus Fund and its investment objective was changed.



  ** ML Life Insurance Company of New York commenced sales of Retirement Plus on
     December 9, 1992.



 *** Available for allocations of premiums or contract value effective following the close of business.

          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The contents of the Statement of Additional Information for the Contract include the following:

OTHER INFORMATION
  General Information and History
  Principal Underwriter
  Financial Statements
  Administrative Services Arrangements

CALCULATION OF YIELDS AND TOTAL RETURNS

FINANCIAL STATEMENTS OF ML OF NEW YORK VARIABLE ANNUITY
SEPARATE ACCOUNT A

FINANCIAL STATEMENTS OF ML OF NEW YORK VARIABLE ANNUITY
SEPARATE ACCOUNT B

FINANCIAL STATEMENTS OF ML LIFE INSURANCE COMPANY OF NEW
YORK

STATEMENT OF ADDITIONAL INFORMATION

MAY 1, 2002


               ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A

                                      AND

               ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT B

         FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT

                                 ALSO KNOWN AS

                  MODIFIED SINGLE PREMIUM INDIVIDUAL DEFERRED
                           VARIABLE ANNUITY CONTRACT

                                   ISSUED BY

                     ML LIFE INSURANCE COMPANY OF NEW YORK

                   HOME OFFICE: 100 CHURCH STREET, 11TH FLOOR
                         NEW YORK, NEW YORK 10080-6511
                         SERVICE CENTER: P.O. BOX 44222
                        JACKSONVILLE, FLORIDA 32231-4222
                           4804 DEER LAKE DRIVE EAST
                          JACKSONVILLE, FLORIDA 32246
                             PHONE: (800) 333-6524

                                OFFERED THROUGH

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED

This individual deferred variable annuity contract (the "Contract") is designed to provide comprehensive and flexible ways to invest and to create a source of income protection for later in life through the payment of annuity benefits. An annuity is intended to be a long term investment. Contract owners should consider their need for deferred income before purchasing the Contract. The Contract is issued by ML Life Insurance Company of New York ("ML of New York") both on a nonqualified basis, and as an Individual Retirement Annuity ("IRA") that is given qualified tax status.


This Statement of Additional Information is not a Prospectus and should be read together with the Contract's Prospectus dated May 1, 2002, which is available on request and without charge by writing to or calling ML of New York at its Service Center address or phone number set forth above.

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
OTHER INFORMATION...........................................    3
General Information and History.............................    3
Principal Underwriter.......................................    3
Financial Statements........................................    3
Administrative Services Arrangements........................    3

CALCULATION OF YIELDS AND TOTAL RETURNS.....................    3

FINANCIAL STATEMENTS OF ML OF NEW YORK VARIABLE ANNUITY
  SEPARATE ACCOUNT A........................................  S-1

FINANCIAL STATEMENTS OF ML OF NEW YORK VARIABLE ANNUITY
  SEPARATE ACCOUNT B........................................  S-1

FINANCIAL STATEMENTS OF ML LIFE INSURANCE COMPANY OF NEW
  YORK......................................................  G-1

                               OTHER INFORMATION

GENERAL INFORMATION AND HISTORY

ML Life Insurance Company of New York ("ML of New York") is a stock life insurance company organized under the laws of the State of New York on November 28, 1973. Prior to September 11, 1991, ML of New York conducted its business under the name Royal Tandem Life Insurance Company. The name change was effected under the authority of the New York Insurance Department.

PRINCIPAL UNDERWRITER


Merrill Lynch, Pierce, Fenner & Smith Incorporated, an affiliate of ML of New York, performs all sales and distribution functions regarding the Contracts and may be deemed the principal underwriter of ML of New York Variable Annuity Separate Account A and ML of New York Variable Annuity Separate Account B (the "Accounts") under the Investment Company Act of 1940. The offering is continuous. For the years ended December 31, 2001, 2000, and 1999, Merrill Lynch, Pierce, Fenner & Smith Incorporated received $1.3 million, $2.5 million, and $2.7 million, respectively, in connection with the sale of the Contracts.


FINANCIAL STATEMENTS

The financial statements of ML of New York included in this Statement of Additional Information should be distinguished from the financial statements of the Accounts and should be considered only as bearing upon the ability of ML of New York to meet any obligations it may have under the Contract.

ADMINISTRATIVE SERVICES ARRANGEMENTS


ML of New York has entered into a Service Agreement with its parent, Merrill Lynch Insurance Group, Inc. ("MLIG") pursuant to which ML of New York can arrange for MLIG to provide directly or through affiliates certain services. Pursuant to this agreement, ML of New York has arranged for MLIG to provide administrative services for the Accounts and the Contracts, and MLIG, in turn, has arranged for a subsidiary, Merrill Lynch Insurance Group Services, Inc. ("MLIG Services"), to provide these services. Compensation for these services, which will be paid by ML of New York, will be based on the charges and expenses incurred by MLIG Services, and will reflect MLIG Services' actual costs. For the years ended December 31, 2001, 2000, and 1999, ML of New York paid administrative services fees of $5.0 million, $4.6 million, and $4.2 million, respectively.


                    CALCULATION OF YIELDS AND TOTAL RETURNS

MONEY MARKET YIELDS


From time to time, ML of New York may quote in advertisements and sales literature the current annualized yield for the Domestic Money Market V.I. Subaccount of Account A and the Reserve Assets V.I. Subaccount of Account B for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the underlying Funds or on their respective portfolio securities. The current annualized yield is computed by:
(a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of 1 unit at the beginning of the period, (b) dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in account value reflects: (1) net income from the Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the mortality and expense risk charge; (2) the administration charge in the case of the Domestic Money Market V.I. Subaccount; and (3) the annual contract maintenance charge. For purposes of calculating current yields for a Contract, an average per unit contract maintenance charge is used, as described below. Current yield will be calculated according to the following formula:

                   Current Yield = ((NCF - ES)/UV) X (365/7)

Where:

NCF   =   the net change in the value of the Fund (exclusive of
          realized gains and losses on the sale of securities and
          unrealized appreciation and depreciation) for the 7-day
          period attributable to a hypothetical account having a
          balance of 1 unit.

ES    =   per unit expenses for the hypothetical account for the 7-day period.

UV    =   the unit value on the first day of the 7-day period.


The current yield for the Domestic Money Market V.I. Subaccount for the 7-day period ended December 31, 2001 was 0.38%. The current yield for the Reserve Assets V.I. Subaccount for the 7-day period ended December 31, 2001 was 1.00%.



ML of New York also may quote the effective yield of the Domestic Money Market V.I. Subaccount or the Reserve Assets V.I. Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:


               Effective Yield = (1 + ((NCF - ES)/UV))(365/7) = 1

Where:

NCF   =   the net change in the value of the Fund (exclusive of
          realized gains and losses on the sale of securities and
          unrealized appreciation and depreciation) for the 7-day
          period attributable to a hypothetical account having a
          balance of 1 unit.

ES    =   per unit expenses of the hypothetical account for the 7-day period.

UV    =   the unit value for the first day of the 7-day period.


The effective yield for the Domestic Money Market V.I. Subaccount for the 7-day period ended December 31, 2001 was 0.49%. The effective yield for the Reserve Assets V.I. Subaccount for the 7-day period ended December 31, 2001 was 1.12%.



Because of the charges and deductions imposed under the Contract, the yield for the Domestic Money Market V.I. Subaccount and the Reserve Assets V.I. Subaccount will be lower than the yield for the corresponding underlying Fund.



The yields on amounts held in the Domestic Money Market V.I. Subaccount or the Reserve Assets V.I. Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for those subaccounts is affected by changes in interest rates on money market securities, average portfolio maturity of the underlying Fund, the types and qualities of portfolio securities held by the Fund and the Fund's operating expenses. Yields on amounts held in the Domestic Money Market V.I. Subaccount and Reserve Assets V.I. Subaccount may also be presented for periods other than a 7-day period.


OTHER SUBACCOUNT YIELDS


From time to time, ML of New York may quote in sales literature or advertisements the current annualized yield of one or more of the Account A subaccounts (other than the Domestic Money Market V.I. Subaccount) for a Contract for 30-day or one-month periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specified 30-day or one-month period. Because the yield is annualized, the yield generated by the subaccount during the 30-day or one-month period is assumed to be generated each period over a 12-month period. The yield is computed by: (1) dividing the net investment income of the Fund attributable to the subaccount units less subaccount expenses for the period; by (2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; then (3) compounding that yield for a 6-month period; and then (4) multiplying that result by 2. Expenses attributable to the subaccount include the mortality and expense risk charge, the administration charge and the annual contract maintenance charge. For purposes of calculating the 30-day or one-month yield, an average contract maintenance charge per dollar of contract value in the subaccount is used to determine the amount of the charge attributable to the subaccount for the 30-day or one-month period, as described below. The 30-day or one-month yield is calculated according to the following formula:


                Yield = 2 X ((((NY - ES)/(U X UV)) + 1)(6) - 1)


Where:

NI    =   net investment income of the Fund for the 30-day or
          one-month period attributable to the subaccount's units.

ES    =   expenses of the subaccount for the 30-day or one-month
          period.

U     =   the average number of units outstanding.

UV    =   the unit value at the close of the last day in the 30-day or one-month period.


Currently, ML of New York may quote yields on bond subaccounts within Account A. The yield for those subaccounts for the 30-day period ended December 31, 2001 was:



                     NAME OF SUBACCOUNT                       YIELD
                     ------------------                       ------
Core Bond V.I. .............................................   3.37%
High Current Income V.I. ...................................  10.45%
Government Bond V.I. .......................................   3.13%


Because of the charges and deductions imposed under the contracts, the yield for an Account A subaccount will be lower than the yield for the corresponding Fund.

The yield on the amounts held in the Account A subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount's actual yield is affected by the types and quality of portfolio securities held by the corresponding Fund, and its operating expenses.


Yield calculations do not take into account the declining contingent deferred sales charge on amounts surrendered or withdrawn under the Contract deemed to consist of premiums paid within the preceding seven years. A contingent deferred sales charge will not be imposed on the "free withdrawal amount" each year.


TOTAL RETURNS

From time to time, ML of New York also may quote in sales literature or advertisements, total returns, including average annual total returns for one or more of the subaccounts for various periods of time. ML of New York will always include quotes of average annual total return for the period measured from the date the subaccount commenced operations until it has been in operation for more than 10 years. In addition, the average annual total returns will be provided for an Account A subaccount or Account B for 1, 5 and 10 years, or for a shorter period, if applicable. For the year ended December 31, 2001, returns were:



NAME OF SUBACCOUNT (INCEPTION DATE)                            1 YR      5 YR    INCEPTION
-----------------------------------                           -------   ------   ---------
American Balanced V.I.* (2/21/92)...........................  -14.42%    3.62%      5.92%
ML Basic Value V.I. (7/1/93)................................   -3.75%   11.41%     12.94%
ML Core Bond V.I. (2/21/92).................................   -1.52%    4.04%      5.30%
ML Developing Capital Markets V.I. (5/16/94)**..............   -6.30%   -6.46%     -4.00%
ML Domestic Money Market V.I. (2/21/92).....................   -4.07%    3.01%      3.18%
ML Focus Twenty V.I. (7/10/00)..............................  -71.11%      N/A    -64.28%
ML Fundamental Growth V.I. (4/3/00).........................  -24.25%      N/A    -24.46%
ML Global Allocation V.I. (2/21/92).........................  -15.77%    1.98%      5.00%
ML Global Growth V.I. (6/5/98)..............................  -28.76%      N/A     -2.95%
ML Government Bond V.I. (5/16/94)...........................   -1.20%    4.74%      5.38%
ML High Current Income V.I. (2/21/92).......................   -3.97%   -0.07%      4.72%
ML Index 500 V.I. (12/18/96)................................  -18.90%    8.27%      8.60%
ML Large Cap Core V.I. (2/21/92)............................  -14.42%    7.40%      8.92%
ML Large Cap Value V.I. (5/1/01)............................      N/A      N/A     -7.95%
ML Reserve Assets V.I. (2/21/92)............................    3.02%    4.17%      3.76%
ML Small Cap Value V.I. (2/21/92)...........................   21.00%   13.84%     11.54%
ML Utilities and Telecommunications V.I.* (7/1/93)..........  -20.49%    6.01%      7.05%
AIM V.I. Capital Appreciation (12/18/96)....................  -28.98%    3.97%      4.14%
AIM V.I. Premier Equity (12/18/96)..........................  -19.16%    7.66%      8.28%
Alliance Premier Growth (12/18/96)..........................  -23.42%   10.58%     10.61%
Alliance Quasar (6/5/98)....................................  -19.34%      N/A     -7.44%
Alliance Technology (5/1/01)................................      N/A      N/A    -24.13%
American Century VP International (5/1/01)..................      N/A      N/A    -24.02%
Davis Value Portfolio (4/3/00)..............................  -17.17%      N/A    -12.91%
Mercury International Value V.I. (6/10/98)..................  -19.47%      N/A     -1.32%
Merrill Lynch Large Cap Growth V.I. (6/18/99)...............  -16.19%      N/A     -6.33%
MFS Emerging Growth (12/18/96)..............................  -38.34%    7.07%      6.79%
MFS Research (12/18/96).....................................  -27.12%    4.61%      4.89%


Total returns assume the Contract was surrendered at the end of the period shown, and are not indicative of performance if the Contract was continued for a longer period.
---------------


* This subaccount was closed to allocations of premiums or contract value following the close of business on December 6, 1996.



** This subaccount was closed to allocations of premiums or contract value following the close of business on April 27, 2001.


Average annual total returns for other periods of time may also be disclosed from time to time. For example, average annual total returns may be provided based on the assumption that a subaccount had been in existence and had invested in the corresponding underlying Fund for the same period as the corresponding Fund had been in operation. The Funds commenced operations as indicated below:


                            FUND                              COMMENCED OPERATIONS
                            ----                              --------------------
ML American Balanced V.I. Fund*                                June 1, 1988
ML Basic Value V.I. Fund                                       July 1, 1993
ML Core Bond V.I. Fund                                         April 29, 1982
ML Developing Capital Markets V.I. Fund**                      May 16, 1994
ML Domestic Money Market V.I. Fund                             February 21, 1992
ML Focus Twenty V.I. Fund                                      July 10, 2000
ML Fundamental Growth V.I. Fund                                April 3, 2000
ML Global Allocation V.I. Fund                                 February 21, 1992
ML Global Growth V.I. Fund                                     June 5, 1998
ML Government Bond V.I. Fund                                   May 16, 1994
ML High Current Income V.I. Fund                               April 29, 1982
ML Index 500 V.I. Fund                                         December 13, 1996
ML Large Cap Core V.I. Fund                                    April 29, 1982
ML Large Cap Value V.I. Fund                                   May 1, 2001
ML Reserve Assets V.I. Fund                                    November 23, 1981
ML Small Cap Value V.I. Fund                                   April 29, 1982
ML Utilities and Telecommunications V.I. Fund*                 July 1, 1993
AIM V.I. Capital Appreciation Fund                             May 5, 1993
AIM V.I. Premier Equity Fund                                   May 5, 1993
Alliance Premier Growth Portfolio                              June 26, 1992
Alliance Quasar Portfolio                                      September 17, 1990
Alliance Technology Portfolio                                  January 11, 1996
American Century VP International Portfolio                    May 1, 1994
Davis Value Portfolio                                          July 1, 1999
Mercury International Value V.I. Fund                          June 10, 1998
Merrill Lynch Large Cap Growth V.I. Fund                       April 30, 1999
MFS Emerging Growth Series                                     July 24, 1995
MFS Research Series                                            July 26, 1995


Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will generally be as of the most recent calendar quarter-end.

Average annual total returns are calculated using subaccount unit values calculated on each valuation day based on the performance of the corresponding underlying Fund, the deduction for the mortality and expense risk charge, the administration charge (in the case of Account A subaccounts), and the contract maintenance charge, and assume a surrender of the Contract at the end of the period for the return quotation. Total returns therefore reflect a deduction of the contingent deferred sales charge for any period of less than seven years. For purposes of calculating total return, an average per dollar contract maintenance charge attributable to the hypothetical account for the period is used, as described below. The average annual total return is then calculated according to the following formula:


                             TR = ((ERV/P)(1/N) - 1


Where:

TR    =   the average annual total return net of subaccount recurring charges (such as the mortality and expense risk charge,
          administration charge, if applicable, and contract
          maintenance charge).

ERV   =   the ending redeemable value (net of any applicable
          contingent deferred sales charge) at the end of the period of the hypothetical account with an initial payment of
          $1,000.

P     =   a hypothetical initial payment of $1,000.

N     =   the number of years in the period.

---------------


* The subaccount was closed to allocations of premiums or contract value following the close of business on December 6, 1996.



** The subaccount corresponding to this Fund was closed to allocations of premiums or contract value following the close of business on April 27, 2001.


From time to time, ML of New York also may quote in sales literature or advertisements, total returns that do not reflect the contingent deferred sales charge. These are calculated in exactly the same way as average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any contingent deferred sales charge on surrender of the Contract. In addition, such nonstandard returns may also be quoted for other periods.


For the year ended December 31, 2001, returns not reflecting any contingent deferred sales charge were:



NAME OF SUBACCOUNT (INCEPTION DATE)                            1 YR      5 YR    INCEPTION
-----------------------------------                           -------   ------   ---------
American Balanced V.I.* (2/21/92)...........................   -8.73%    4.13%      5.92%
ML Basic Value V.I. (7/1/93)................................    2.75%   11.80%     12.94%
ML Core Bond V.I. (2/21/92).................................    5.14%    4.55%      5.30%
ML Developing Capital Markets V.I. (5/16/94)**..............    0.00%   -5.97%     -4.00%
ML Domestic Money Market V.I. Fund (2/21/92)................    2.40%    3.54%      3.18%
ML Focus Twenty V.I. (7/10/00)..............................  -69.69%      N/A    -63.45%
ML Fundamental Growth V.I. (4/3/00).........................  -19.30%      N/A    -21.68%
ML Global Allocation V.I. (2/21/92).........................  -10.18%    2.53%      5.00%
ML Global Growth V.I. (6/5/98)..............................  -24.15%      N/A     -1.96%
ML Government Bond V.I. Fund (5/16/94)......................    5.48%    5.24%      5.38%
ML High Current Income V.I. (2/21/92).......................    2.51%    0.48%      4.72%
ML Index 500 V.I. (12/18/96)................................  -13.55%    8.71%      8.88%
ML Large Cap Core V.I. (2/21/92)............................   -8.73%    7.85%      8.92%
ML Large Cap Value V.I. (5/1/01)............................      N/A      N/A     -1.78%
ML Reserve Assets V.I. (2/21/92)............................    3.02%    4.17%      3.76%
ML Small Cap Value V.I. (2/21/92)...........................   28.00%   14.20%     11.54%
ML Utilities and Telecommunications V.I.* (7/1/93)..........  -15.26%    6.48%      7.05%
AIM V.I. Capital Appreciation (12/18/96)....................  -24.39%    4.48%      4.48%
AIM V.I. Premier Equity (12/18/96)..........................  -13.83%    8.11%      8.57%
Alliance Premier Growth (12/18/96)..........................  -18.41%   10.98%     10.87%
Alliance Quasar (6/5/98)....................................  -14.02%      N/A     -6.51%
Alliance Technology (5/1/01)................................      N/A      N/A    -19.18%

NAME OF SUBACCOUNT (INCEPTION DATE)                            1 YR      5 YR    INCEPTION
-----------------------------------                           -------   ------   ---------
American Century VP International (5/1/01)..................      N/A      N/A    -19.06%
Davis Value Portfolio (4/3/00)..............................  -11.69%      N/A     -9.61%
Mercury International Value V.I. Fund (6/10/98).............  -14.17%      N/A     -0.30%
Merrill Lynch Large Cap Growth V.I. (6/18/99)...............   -10.64      N/A     -4.64%
MFS Emerging Growth (12/18/96)..............................  -34.45%    7.52%      7.09%
MFS Research (12/18/96).....................................  -22.39%    5.11%      5.21%


---------------


* This subaccount was closed to allocations of premiums or contract value following the close of business on December 6, 1996.



** This subaccount was closed to allocations of premiums or contract value following the close of business on April 27, 2001.



From time to time, ML of New York also may quote in sales literature or advertisements total returns or other performance information for a hypothetical Contract assuming the initial premium is allocated to more than one subaccount or assuming monthly transfers from the Domestic Money Market V.I. Subaccount to one or more designated subaccounts under a dollar cost averaging program. These returns will reflect the performance of the affected subaccount(s) for the amount and duration of the allocation to each subaccount for the hypothetical Contract. They also will reflect the deduction of charges described above except for the contingent deferred sales charge. For example, total return information for a Contract with a dollar cost averaging program for a 12-month period will assume commencement of the program at the beginning of the most recent 12-month period for which average annual total return information is available. This information will assume an initial lump-sum investment in the Domestic Money Market V.I. Subaccount at the beginning of that period and monthly transfers of a portion of the contract value from that subaccount to designated subaccount(s) during the 12-month period. The total return for the Contract for this 12-month period therefore will reflect the return on the portion of the contract value that remains invested in the Domestic Money Market V.I. Subaccount for the period it is assumed to be so invested, as affected by monthly transfers, and the return on amounts transferred to the designated subaccounts for the period during which those amounts are assumed to be invested in those subaccounts. The return for an amount invested in a subaccount will be based on the performance of that subaccount for the duration of the investment, and will reflect the charges described above other than the contingent deferred sales charge. Performance information for a dollar cost-averaging program also may show the returns for various periods for a designated subaccount assuming monthly transfers to the subaccount, and may compare those returns to returns assuming an initial lump-sum investment in that subaccount. This information also may be compared to various indices, such as the Merrill Lynch 91-day Treasury Bills index or the U.S. Treasury Bills index and may be illustrated by graphs, charts, or otherwise.

INDEPENDENT AUDITORS' REPORT


To the Board of Directors of
ML Life Insurance Company of New York:

We have audited the accompanying statement of assets and liabilities of each of the divisions of ML of New York Variable Annuity Separate Account A, comprised of divisions investing in the Domestic Money Market Fund, Core Bond Focus Fund (formerly Prime Bond Fund), High Current Income Fund, Large Cap Core Focus Fund (formerly Quality Equity Fund), Small Cap Value Focus Fund, American Balanced Fund, Natural
Resources   Focus  Fund,  Global  Allocations   Focus   Fund
(formerly   Global  Strategy  Focus  Fund),  Utilities   and
Telecommunications Focus Fund, International Equity Focus Fund, Global Bond Focus Fund, Basic Value Focus Fund, Government Bond Fund, Developing Capital Markets Focus Fund, Index 500 Fund, Global Growth Focus Fund, Balanced Capital Focus Fund, Focus Twenty Select Fund (commencement of operations July 10, 2000), Large Cap Value Focus Fund (commencement of operations May 1, 2001), Fundamental Growth Focus Fund (commencement of operations April 3, 2000),
Mercury  HW  International Value VIP  Portfolio,  Large  Cap
Growth  Focus  Fund (formerly Mercury V.I.  U.S.  Large  Cap
Fund) (commencement of operations June 18, 1999), 2000 ML Select Ten V.I. Trust (commencement of operations May 1, 2000 ended on April 30, 2001), 1999 ML Select Ten V.I. Trust (commencement of operations April 29, 1999 ended on May 1,
2000), Quasar Portfolio, Premier Growth Portfolio, Growth and Income Portfolio, Technology Portfolio, MFS Emerging Growth Series, MFS Research Series, MFS Investor Trust Series (formerly MFS Growth With Income Series), AIM V.I.
Value  Fund   AIM V.I. Capital Appreciation Fund,  AIM  V.I.
International  Equity  Fund, Davis  Value  Portfolio,  Trend
Series,  Total  Return  Bond  Portfolio,  Small  Cap   Value
Portfolio,  Emerging Growth Portfolio and  VP  International
Fund   (collectively, the "Divisions") as  of  December  31,
2001 and the related statements of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of ML Life Insurance Company of New York.
Our   responsibility   is  to  express  an  opinion on these
financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund securities owned at December 31, 2001. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial positions of the Divisions as of December 31, 2001, the results of their operations and the changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche, LLP
New York, New York

March 1, 2002


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENT OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED DECEMBER 31, 2001

==================================================================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                           Domestic               Core                 High
                                                                            Money                 Bond               Current
                                                                            Market               Focus                Income
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in Merrill Lynch Variable Series Funds, Inc. (Note 1):
    Domestic Money Market Fund, 52,632 shares
      (Cost $52,632)                                                $            52,632  $                    $
    Core Bond Focus Fund, 4,412 shares
      (Cost $51,654)                                                                                  51,139
    High Current Income Fund, 3,177 shares
      (Cost $31,680)                                                                                                       23,924
                                                                    -------------------- -------------------- --------------------
Total Net Assets                                                    $            52,632  $            51,139  $            23,924
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            52,632  $            51,139  $            23,924
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENT OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED DECEMBER 31, 2001 (continued)

==================================================================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                            Large              Small Cap
                                                                           Cap Core              Value               American
                                                                            Focus                Focus               Balanced
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in Merrill Lynch Variable Series Funds, Inc. (Note 1):
    Large Cap Core Focus Fund, 1,864 shares
      (Cost $58,417)                                                $            43,836  $                    $
    Small Cap Value Focus Fund, 1,977 shares
      (Cost $43,260)                                                                                  49,565
    American Balanced Fund, 1,001 shares
      (Cost $13,732)                                                                                                       11,286
                                                                    -------------------- -------------------- --------------------
Total Net Assets                                                    $            43,836  $            49,565  $            11,286
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            43,836  $            49,565  $            11,286
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENT OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED DECEMBER 31, 2001 (continued)

==================================================================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                           Natural               Global            Utilities &
                                                                          Resources            Allocation            Telecom
                                                                            Focus                Focus                Focus
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands, except unit values)

Assets
  Investments in Merrill Lynch Variable Series Funds, Inc. (cont'd) (Note 1):
    Natural Resources Focus Fund, 52 shares
      (Cost $553)                                                   $               609  $                    $
    Global Allocation Focus Fund, 3,058 shares
      (Cost $38,756)                                                                                  29,786
    Utilities & Telecom Focus Fund, 583 shares
      (Cost $6,912)                                                                                                         4,810
                                                                    -------------------- -------------------- --------------------
Total Net Assets                                                    $               609  $            29,786  $             4,810
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $               609  $            29,786  $             4,810
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENT OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED DECEMBER 31, 2001 (continued)

==================================================================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                            Global               Basic
                                                                             Bond                Value              Government
                                                                            Focus                Focus                 Bond
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands, except unit values)

Assets
  Investments in Merrill Lynch Variable Series Funds, Inc. (cont'd) (Note 1):
    Global Bond Focus Fund, 283 shares
      (Cost $2,601)                                                 $             2,179  $                    $
    Basic Value Focus Fund, 5,843 shares
      (Cost $81,070)                                                                                  78,710
    Government Bond Fund, 3,325 shares
      (Cost $35,258)                                                                                                       35,481
                                                                    -------------------- -------------------- --------------------
Total Net Assets                                                    $             2,179  $            78,710  $            35,481
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $             2,179  $            78,710  $            35,481
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENT OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED DECEMBER 31, 2001 (continued)

==================================================================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                          Developing                                  Global
                                                                       Capital Markets           Index                Growth
                                                                            Focus                 500                 Focus
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands, except unit values)

Assets
  Investments in Merrill Lynch Variable Series Funds, Inc. (cont.) (Note 1):
    Developing Capital Markets Focus Fund, 303 shares
      (Cost $2,742)                                                 $             2,231  $                    $
    Index 500 Fund, 2,477 shares
      (Cost $39,527)                                                                                  36,127
    Global Growth Focus Fund, 919 shares
      (Cost $12,340)                                                                                                        8,188
                                                                    -------------------- -------------------- --------------------
Total Net Assets                                                    $             2,231  $            36,127  $             8,188
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $             2,231  $            36,127  $             8,188
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENT OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED DECEMBER 31, 2001 (continued)

==================================================================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                            Focus              Large Cap           Fundamental
                                                                            Twenty               Value                Growth
                                                                            Select               Focus                Focus
                                                                             Fund                 Fund                Fund
                                                                    ==================== ==================== ====================
(In thousands, except unit values)

Assets
  Investments in Merrill Lynch Variable Series Funds, Inc. (cont'd) (Note 1):
    Focus Twenty Select Fund, 440 shares
      (Cost $2,323)                                                 $             1,016  $                    $
    Large Cap Value Focus Fund, 79 shares
      (Cost $805)                                                                                        816
    Fundamental Growth Focus Fund, 1,686 shares
      (Cost $12,629)                                                                                                       12,715
                                                                    -------------------- -------------------- --------------------
Total Net Assets                                                    $             1,016  $               816  $            12,715
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $             1,016  $               816  $            12,715
                                                                    ==================== ==================== ====================
See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENT OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED DECEMBER 31, 2001 (continued)

==================================================================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                          Mercury HW           Large Cap
                                                                        International            Growth
                                                                          Value VIP              Focus                Quasar
                                                                          Portfolio               Fund              Portfolio
                                                                    ==================== ==================== ====================
(In thousands, except unit values)

Assets
  Investments in Mercury HW Variable Trust (Note 1):
    Mercury HW International Value VIP Portfolio, 2,606 shares
      (Cost $12,629)                                                $            25,254  $                    $

  Investments In Mercury V.I. Funds, Inc (Note 1:)
    Large Cap Growth Focus Fund, 303 shares
      (Cost $3,340)                                                                                    2,737

  Investments in Alliance Variable Products Series Fund, Inc. (Note 1):
    Quasar Portfolio, 787 shares
      (Cost $9,479)                                                                                                         7,874
                                                                    -------------------- -------------------- --------------------
Total Net Assets                                                    $            25,254  $             2,737  $             7,874
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            25,254  $             2,737  $             7,874
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENT OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED DECEMBER 31, 2001 (continued)

==================================================================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================

                                                                           Premier              Growth &
                                                                            Growth               Income             Technology
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands, except unit values)

Assets
  Investments in Alliance Variable Products Series Fund, Inc. (cont.) (Note 1):
    Premier Growth Portfolio, 2,365 shares
      (Cost $74,906)                                                $            59,507  $                    $
    Growth & Income Portfolio, 229 shares
      (Cost $5,016)                                                                                    5,069
    Technology Portfolio, 136 shares
      (Cost $2,275)                                                                                                         2,337
                                                                    -------------------- -------------------- --------------------
Total Net Assets                                                    $            59,507                5,069  $             2,337
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            59,507  $             5,069  $             2,337
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENT OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED DECEMBER 31, 2001 (continued)

==================================================================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                             MFS                                       MFS
                                                                           Emerging               MFS               Investors
                                                                            Growth              Research              Trust
                                                                            Series               Series               Series
                                                                    ==================== ==================== ====================
(In thousands, except unit values)

Assets
  Investments in Alliance Variable Products Series Fund, Inc. (cont.) (Note 1):
    MFS Emerging Growth Series, 1,282 shares
      (Cost $33,432)                                                $            23,045  $                    $
    MFS Research Series, 1,333 shares
      (Cost $26,418)                                                                                  19,095
    MFS Investors Trust  Series, 62 shares
      (Cost $1,107)                                                                                                         1,069
                                                                    -------------------- -------------------- --------------------
Total Net Assets                                                    $            23,045  $            19,095  $             1,069
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            23,045  $            19,095  $             1,069
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENT OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED DECEMBER 31, 2001 (continued)

==================================================================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                                                AIM V.I.             AIM V.I.
                                                                           AIM V.I.             Capital           International
                                                                            Value             Appreciation            Equity
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in AIM Variable Insurance Funds, Inc. (Note 1):
    AIM V.I. Value Fund, 1,452 shares
      (Cost $39,758)                                                $            33,902  $                    $
    AIM V.I. Capital Appreciation Fund, 506 shares
      (Cost $14,886)                                                                                  10,988
    AIM V.I. International Equity Fund, 246 shares
      (Cost $3,585)                                                                                                         3,661
                                                                    -------------------- -------------------- --------------------
Total Net Assets                                                    $            33,902  $            10,988  $             3,661
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            33,902  $            10,988  $             3,661
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENT OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED DECEMBER 31, 2001 (continued)

==================================================================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                                                 Total
                                                                            Davis                Return             Small Cap
                                                                            Value                 Bond                Value
                                                                           Portfolio           Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investment in Davis Variable Account Fund, Inc. (Note 1):
    Davis Value Portfolio, 848 shares
      (Cost $8,363)                                                 $             8,367  $                    $

  Investment in PIMCO Variable Insurance Trust (Note 1):
    Total Return Bond Portfolio, 1,091 shares
      (Cost $10,931)                                                                                  10,794

  Investment in Seligman Portfolios, Inc. (Note 1):
    Small-Cap Value Portfolio, 438 shares
      (Cost $4,954)                                                                                                         5,716
                                                                    -------------------- -------------------- --------------------
Total Net Assets                                                    $             8,367  $            10,794  $             5,716
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $             8,367  $            10,794  $             5,716
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENT OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED DECEMBER 31, 2001 (continued)

==================================================================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================

                                                                                                Emerging                VP
                                                                            Trend                Growth           International
                                                                            Series             Portfolio               Fund
                                                                    ==================== ==================== ====================
(In thousands, except unit values)

Assets
  Investment in Delaware Group Premium Fund (Note 1):
    Trend Series, 17 shares
      (Cost $396)                                                   $               429  $                    $

  Investment in Van Kampen Life Investment Trust (Note 1):
    Emerging Growth Portfolio, 23 shares
      (Cost $627)                                                                                        666

  Investment in American Century Variable Portfolios, Inc. (Note 1):
    VP International Fund, 506 shares
      (Cost $3,274)                                                                                                         3,333
                                                                    -------------------- -------------------- --------------------
Total Net Assets                                                    $               429  $               666  $             3,333
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $               429  $               666  $             3,333
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001

==================================================================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                           Domestic               Core                 High
                                                                            Money                 Bond               Current
                                                                            Market               Focus                Income
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $             1,586  $             2,378  $             2,908
 Asset-Based Insurance Charges (Note 3)                                            (607)                (581)                (368)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      979                1,797                2,540
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                  (54)              (2,293)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      0                  426                  479
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                      0                  372               (1,814)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          979                2,169                  726
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                         105,886                  156                  165
 Contract Owner Withdrawals                                                      (8,692)              (3,796)              (2,396)
 Net Transfers In (Out) (Note 4)                                                (78,620)              11,624               (1,352)
 Contract Maintenance Charges (Note 3)                                               (6)                  (9)                  (7)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          18,568                7,975               (3,590)
                                                                    -------------------- -------------------- --------------------
Total Increase (Decrease) in Net Assets                                          19,547               10,144               (2,864)
Net Assets, Beginning of Period                                                  33,085               40,995               26,788
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            52,632  $            51,139  $            23,924
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001 (continued)

==================================================================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                          Large Cap            Small Cap
                                                                             Core                Value               American
                                                                            Focus                Focus               Balanced
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $               368  $             3,379  $               291
 Asset-Based Insurance Charges (Note 3)                                            (634)                (621)                (154)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (266)               2,758                  137
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            (1,594)                (317)                (364)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 (2,725)               8,879                 (824)
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                 (4,319)               8,562               (1,188)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       (4,585)              11,320               (1,051)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             145                  230                    0
 Contract Owner Withdrawals                                                      (3,498)              (3,538)              (1,068)
 Net Transfers In (Out) (Note 4)                                                   (934)               1,800                1,976
 Contract Maintenance Charges (Note 3)                                              (12)                 (10)                  (4)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (4,299)              (1,518)                 904
                                                                    -------------------- -------------------- --------------------
Total Increase (Decrease) in Net Assets                                          (8,884)               9,802                 (147)
Net Assets, Beginning of Period                                                  52,720               39,763               11,433
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            43,836  $            49,565  $            11,286
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001 (continued)

==================================================================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                           Natural               Global            Utilities &
                                                                          Resources            Allocation            Telecom
                                                                            Focus                Focus                Focus
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $                 1  $               448  $               374
 Asset-Based Insurance Charges (Note 3)                                             (10)                (435)                 (75)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       (9)                  13                  299
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                (2)              (1,176)                   0
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    (83)              (2,570)              (1,206)
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    (85)              (3,746)              (1,206)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          (94)              (3,733)                (907)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                  132                    0
 Contract Owner Withdrawals                                                         (69)              (3,331)                (526)
 Net Transfers In (Out) (Note 4)                                                    (77)              (1,155)                (293)
 Contract Maintenance Charges (Note 3)                                                0                  (12)                  (2)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                            (146)              (4,366)                (821)
                                                                    -------------------- -------------------- --------------------
Total Increase (Decrease) in Net Assets                                            (240)              (8,099)              (1,728)
Net Assets, Beginning of Period                                                     849               37,885                6,538
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $               609  $            29,786  $             4,810
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001 (continued)

==================================================================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                        International            Global               Basic
                                                                            Equity                Bond                Value
                                                                            Focus                Focus                Focus
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $               124  $                82  $             4,581
 Asset-Based Insurance Charges (Note 3)                                             (36)                 (32)              (1,018)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       88                   50                3,563
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              (748)                 (96)                 (79)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                   (141)                 (66)              (1,173)
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                   (889)                (162)              (1,252)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                         (801)                (112)               2,311
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                    0                  444
 Contract Owner Withdrawals                                                        (358)                (305)              (5,016)
 Net Transfers In (Out) (Note 4)                                                 (7,777)                 (94)              11,112
 Contract Maintenance Charges (Note 3)                                               (1)                  (1)                 (19)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (8,136)                (400)               6,521
                                                                    -------------------- -------------------- --------------------
Total Increase (Decrease) in Net Assets                                          (8,937)                (512)               8,832
Net Assets, Beginning of Period                                                   8,937                2,691               69,878
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $                 0  $             2,179  $            78,710
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001 (continued)

==================================================================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                                               Developing
                                                                          Government        Capital Markets           Index
                                                                             Bond                Focus                 500
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $             1,532  $                21  $               346
 Asset-Based Insurance Charges (Note 3)                                            (380)                 (32)                (485)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                    1,152                  (11)                (139)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                43                   54                  839
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    238                  (65)              (6,054)
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    281                  (11)              (5,215)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        1,433                  (22)              (5,354)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             150                    4                  198
 Contract Owner Withdrawals                                                      (1,534)                (107)              (2,031)
 Net Transfers In (Out) (Note 4)                                                 12,041                 (149)               3,969
 Contract Maintenance Charges (Note 3)                                               (5)                  (1)                 (10)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          10,652                 (253)               2,126
                                                                    -------------------- -------------------- --------------------
Total Increase (Decrease) in Net Assets                                          12,085                 (275)              (3,228)
Net Assets, Beginning of Period                                                  23,396                2,506               39,355
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            35,481  $             2,231  $            36,127
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001 (continued)

==================================================================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                            Global              Balanced              Focus
                                                                            Growth              Capital               Twenty
                                                                            Focus                Focus                Select
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $                87  $                20  $                 0
 Asset-Based Insurance Charges (Note 3)                                            (198)                 (10)                 (42)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (111)                  10                  (42)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            (1,502)                  18               (4,093)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 (2,788)                (114)                (184)
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                 (4,290)                 (96)              (4,277)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       (4,401)                 (86)              (4,319)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              47                   15                   34
 Contract Owner Withdrawals                                                        (602)                 (18)                (195)
 Net Transfers In (Out) (Note 4)                                                 (4,381)              (1,965)                  43
 Contract Maintenance Charges (Note 3)                                               (4)                   0                   (1)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (4,940)              (1,968)                (119)
                                                                    -------------------- -------------------- --------------------
Total Increase (Decrease) in Net Assets                                          (9,341)              (2,054)              (4,438)
Net Assets, Beginning of Period                                                  17,529                2,054                5,454
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             8,188  $                (0) $             1,016
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001 (continued)

==================================================================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                          Large Cap           Fundamental           Mercury HW
                                                                            Value                Growth           International
                                                                            Focus                Focus              Value VIP
                                                                             Fund                 Fund              Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $                 3  $                30  $             1,380
 Asset-Based Insurance Charges (Note 3)                                              (2)                 (31)                (392)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                        1                   (1)                 988
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                  (32)                 668
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     11                   84               (5,873)
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                     11                   52               (5,205)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           12                   51               (4,217)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              31                  182                   53
 Contract Owner Withdrawals                                                         (11)                 (28)              (1,317)
 Net Transfers In (Out) (Note 4)                                                    784               12,510                6,092
 Contract Maintenance Charges (Note 3)                                                0                    0                   (6)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             804               12,664                4,822
                                                                    -------------------- -------------------- --------------------
Total Increase (Decrease) in Net Assets                                             816               12,715                  605
Net Assets, Beginning of Period                                                       0                    0               24,649
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $               816  $            12,715  $            25,254
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001 (continued)

==================================================================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                          Large Cap
                                                                            Growth              2000 ML
                                                                            Focus              Select Ten             Quasar
                                                                             Fund              V.I. Trust           Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $                 1  $                21  $               313
 Asset-Based Insurance Charges (Note 3)                                             (37)                 (12)                (122)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      (36)                   9                  191
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               (55)                 454                 (371)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                   (228)                (390)              (1,329)
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                   (283)                  64               (1,700)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                         (319)                  73               (1,509)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              38                    1                   29
 Contract Owner Withdrawals                                                        (121)                 (11)                (388)
 Net Transfers In (Out) (Note 4)                                                    317               (3,152)                (446)
 Contract Maintenance Charges (Note 3)                                               (1)                   0                   (2)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             233               (3,162)                (807)
                                                                    -------------------- -------------------- --------------------
Total Increase (Decrease) in Net Assets                                             (86)              (3,089)              (2,316)
Net Assets, Beginning of Period                                                   2,823                3,089               10,190
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             2,737  $                 0  $             7,874
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001 (continued)

==================================================================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================

                                                                           Premier              Growth &
                                                                            Growth               Income             Technology
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $             3,602  $               110  $                 0
 Asset-Based Insurance Charges (Note 3)                                            (901)                 (31)                  (2)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                    2,701                   79                   (2)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                             1,845                 (490)                  (6)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                (19,039)                  53                   61
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                (17,194)                (437)                  55
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                      (14,493)                (358)                  53
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             484                  245                    3
 Contract Owner Withdrawals                                                      (4,220)                 (26)                   0
 Net Transfers In (Out) (Note 4)                                                   (960)               5,208                2,281
 Contract Maintenance Charges (Note 3)                                              (21)                   0                    0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (4,717)               5,427                2,284
                                                                    -------------------- -------------------- --------------------
Total Increase (Decrease) in Net Assets                                         (19,210)               5,069                2,337
Net Assets, Beginning of Period                                                  78,717                    0                    0
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            59,507  $             5,069  $             2,337
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001 (continued)

==================================================================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                             MFS                                       MFS
                                                                           Emerging               MFS               Investors
                                                                            Growth              Research              Trust
                                                                            Series               Series               Series
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $             1,866  $             3,121  $                 3
 Asset-Based Insurance Charges (Note 3)                                            (377)                (321)                  (7)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                    1,489                2,800                   (4)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                             1,186                 (151)                  (5)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                (16,195)              (8,912)                 (39)
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                (15,009)              (9,063)                 (44)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                      (13,520)              (6,263)                 (48)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             191                   83                   10
 Contract Owner Withdrawals                                                      (1,793)              (1,240)                 (13)
 Net Transfers In (Out) (Note 4)                                                 (2,017)              (1,356)               1,120
 Contract Maintenance Charges (Note 3)                                               (9)                  (6)                   0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (3,628)              (2,519)               1,117
                                                                    -------------------- -------------------- --------------------
Total Increase (Decrease) in Net Assets                                         (17,148)              (8,782)               1,069
Net Assets, Beginning of Period                                                  40,193               27,877                    0
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            23,045  $            19,095  $             1,069
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001 (continued)

==================================================================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                                                AIM V.I.             AIM V.I.
                                                                           AIM V.I.             Capital           International
                                                                            Value             Appreciation            Equity
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $               703  $               905  $               126
 Asset-Based Insurance Charges (Note 3)                                            (494)                (173)                 (18)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      209                  732                  108
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               707                  333                   81
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 (6,445)              (5,036)                  76
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                 (5,738)              (4,703)                 157
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       (5,529)              (3,971)                 265
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             251                  100                   13
 Contract Owner Withdrawals                                                      (1,991)                (997)                  (6)
 Net Transfers In (Out) (Note 4)                                                    (76)              (1,010)               3,389
 Contract Maintenance Charges (Note 3)                                              (12)                  (4)                   0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (1,828)              (1,911)               3,396
                                                                    -------------------- -------------------- --------------------
Total Increase (Decrease) in Net Assets                                          (7,357)              (5,882)               3,661
Net Assets, Beginning of Period                                                  41,259               16,870                    0
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            33,902  $            10,988  $             3,661
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001 (continued)

==================================================================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================

                                                                            Davis             Total Return          Small Cap
                                                                            Value                 Bond                Value
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $                33  $               494  $                13
 Asset-Based Insurance Charges (Note 3)                                             (27)                 (90)                 (32)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                        6                  404                  (19)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               (15)                  36                  146
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      4                 (137)                 762
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    (11)                (101)                 908
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           (5)                 303                  889
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              99                  543                   90
 Contract Owner Withdrawals                                                         (16)                (183)                 (36)
 Net Transfers In (Out) (Note 4)                                                  8,289               10,131                4,773
 Contract Maintenance Charges (Note 3)                                                0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           8,372               10,491                4,827
                                                                    -------------------- -------------------- --------------------
Total Increase (Decrease) in Net Assets                                           8,367               10,794                5,716
Net Assets, Beginning of Period                                                       0                    0                    0
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             8,367  $            10,794  $             5,716
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001 (continued)

==================================================================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================

                                                                                                Emerging                VP
                                                                            Trend                Growth           International
                                                                            Series             Portfolio               Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $                 0  $                 0  $                 0
 Asset-Based Insurance Charges (Note 3)                                              (2)                 (24)                  (2)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       (2)                 (24)                  (2)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                 (915)                  (1)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     33                   39                   59
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                     33                 (876)                  58
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           31                 (900)                  56
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               6                   70                   62
 Contract Owner Withdrawals                                                          (7)                 (23)                  (5)
 Net Transfers In (Out) (Note 4)                                                    399                1,519                3,220
 Contract Maintenance Charges (Note 3)                                                0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             398                1,566                3,277
                                                                    -------------------- -------------------- --------------------
Total Increase (Decrease) in Net Assets                                             429                  666                3,333
Net Assets, Beginning of Period                                                       0                    0                    0
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $               429  $               666  $             3,333
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000

==================================================================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                           Domestic               Core                 High
                                                                            Money                 Bond               Current
                                                                            Market               Focus                Income
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $             1,898  $             2,656  $             2,936
 Asset-Based Insurance Charges (Note 3)                                            (434)                (557)                (398)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                    1,464                2,099                2,538
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                 (289)              (1,314)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      0                1,562               (3,737)
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                      0                1,273               (5,051)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        1,464                3,372               (2,513)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          67,158                  133                  174
 Contract Owner Withdrawals                                                      (9,680)              (3,524)              (1,853)
 Net Transfers In (Out) (Note 4)                                                (59,476)              (1,350)                (798)
 Contract Maintenance Charges (Note 3)                                               (6)                  (9)                  (7)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (2,004)              (4,750)              (2,484)
                                                                    -------------------- -------------------- --------------------
Total Increase (Decrease) in Net Assets                                            (540)              (1,378)              (4,997)
Net Assets, Beginning of Period                                                  33,625               42,373               31,785
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            33,085  $            40,995  $            26,788
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000 (continued)

==================================================================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                            Large              Small Cap
                                                                           Cap Core              Value               American
                                                                            Focus                Focus               Balanced
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $            15,889  $             9,149  $             1,658
 Asset-Based Insurance Charges (Note 3)                                            (819)                (516)                (171)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                   15,070                8,633                1,487
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                             1,977                 (128)                 310
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                (23,639)              (3,979)              (2,134)
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                (21,662)              (4,107)              (1,824)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       (6,592)               4,526                 (337)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             309                  152                    0
 Contract Owner Withdrawals                                                      (3,321)              (1,583)              (1,229)
 Net Transfers In (Out) (Note 4)                                                   (973)               2,373               (1,127)
 Contract Maintenance Charges (Note 3)                                              (12)                  (8)                  (3)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (3,997)                 934               (2,359)
                                                                    -------------------- -------------------- --------------------
Total Increase (Decrease) in Net Assets                                         (10,589)               5,460               (2,696)
Net Assets, Beginning of Period                                                  63,309               34,303               14,129
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            52,720  $            39,763  $            11,433
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000 (continued)

==================================================================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                           Natural               Global            Utilities &
                                                                          Resources            Allocation            Telecom
                                                                            Focus                Focus                Focus
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $                 3  $             5,812  $             2,536
 Asset-Based Insurance Charges (Note 3)                                             (10)                (586)                 (97)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       (7)               5,226                2,439
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               (13)                 583                  470
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    256              (10,615)              (3,201)
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    243              (10,032)              (2,731)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          236               (4,806)                (292)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                  222                    0
 Contract Owner Withdrawals                                                         (43)              (2,615)                (524)
 Net Transfers In (Out) (Note 4)                                                    (19)              (2,655)                (508)
 Contract Maintenance Charges (Note 3)                                                0                  (13)                  (2)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             (62)              (5,061)              (1,034)
                                                                    -------------------- -------------------- --------------------
Total Increase (Decrease) in Net Assets                                             174               (9,867)              (1,326)
Net Assets, Beginning of Period                                                     675               47,752                7,864
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $               849  $            37,885  $             6,538
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000 (continued)

==================================================================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                        International            Global               Basic
                                                                            Equity                Bond                Value
                                                                            Focus                Focus                Focus
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $               547  $               127  $             7,187
 Asset-Based Insurance Charges (Note 3)                                            (146)                 (39)                (872)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      401                   88                6,315
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                26                 (107)                 211
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 (2,603)                 (26)                 555
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                 (2,577)                (133)                 766
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       (2,176)                 (45)               7,081
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                    0                  664
 Contract Owner Withdrawals                                                        (569)                (215)              (2,754)
 Net Transfers In (Out) (Note 4)                                                   (689)                (345)               2,605
 Contract Maintenance Charges (Note 3)                                               (3)                  (1)                 (15)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (1,261)                (561)                 500
                                                                    -------------------- -------------------- --------------------
Total Increase (Decrease) in Net Assets                                          (3,437)                (606)               7,581
Net Assets, Beginning of Period                                                  12,374                3,297               62,297
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             8,937  $             2,691  $            69,878
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000 (continued)

==================================================================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                                               Developing
                                                                          Government        Capital Markets           Index
                                                                             Bond                Focus                 500
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $             1,384  $                36  $               435
 Asset-Based Insurance Charges (Note 3)                                            (316)                 (73)                (576)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                    1,068                  (37)                (141)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               (43)                (225)               1,291
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  1,215               (1,518)              (5,794)
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                  1,172               (1,743)              (4,503)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        2,240               (1,780)              (4,644)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             130                  109                  557
 Contract Owner Withdrawals                                                      (1,412)                (230)                (998)
 Net Transfers In (Out) (Note 4)                                                 (1,419)              (1,419)                 933
 Contract Maintenance Charges (Note 3)                                               (4)                  (1)                  (8)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (2,705)              (1,541)                 484
                                                                    -------------------- -------------------- --------------------
Total Increase (Decrease) in Net Assets                                            (465)              (3,321)              (4,160)
Net Assets, Beginning of Period                                                  23,861                5,827               43,515
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            23,396  $             2,506  $            39,355
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000 (continued)

==================================================================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                            Global              Balanced              Focus
                                                                            Growth              Capital               Twenty
                                                                            Focus                Focus                Select
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $             1,204  $                59  $                 8
 Asset-Based Insurance Charges (Note 3)                                            (214)                 (24)                 (14)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      990                   35                   (6)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               112                   37                  (29)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 (4,229)                  25               (1,124)
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                 (4,117)                  62               (1,153)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       (3,127)                  97               (1,159)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             412                    8                  534
 Contract Owner Withdrawals                                                        (482)                 (47)                 (18)
 Net Transfers In (Out) (Note 4)                                                  9,030                  292                6,097
 Contract Maintenance Charges (Note 3)                                               (2)                   0                    0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           8,958                  253                6,613
                                                                    -------------------- -------------------- --------------------
Total Increase (Decrease) in Net Assets                                           5,831                  350                5,454
Net Assets, Beginning of Period                                                  11,698                1,704                    0
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            17,529  $             2,054  $             5,454
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000 (continued)

==================================================================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                          Mercury HW           Large Cap
                                                                        International            Growth              2000 ML
                                                                          Value VIP              Focus              Select Ten
                                                                          Portfolio               Fund              V.I. Trust
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $               356  $                42  $                35
 Asset-Based Insurance Charges (Note 3)                                            (323)                 (27)                 (23)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       33                   15                   12
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               328                    8                    4
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     37                 (469)                 390
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    365                 (461)                 394
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          398                 (446)                 406
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             191                  230                   15
 Contract Owner Withdrawals                                                      (1,012)                 (16)                  (5)
 Net Transfers In (Out) (Note 4)                                                  4,517                2,149                2,673
 Contract Maintenance Charges (Note 3)                                               (3)                   0                    0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           3,693                2,363                2,683
                                                                    -------------------- -------------------- --------------------
Total Increase (Decrease) in Net Assets                                           4,091                1,917                3,089
Net Assets, Beginning of Period                                                  20,558                  906                    0
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            24,649  $             2,823  $             3,089
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000 (continued)

==================================================================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================

                                                                           1999 ML                                   Premier
                                                                          Select Ten             Quasar               Growth
                                                                          V.I. Trust           Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $                20  $               165  $             5,019
 Asset-Based Insurance Charges (Note 3)                                             (18)                 (85)              (1,275)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                        2                   80                3,744
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            (1,076)                 146                4,257
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    865                 (928)             (25,733)
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                   (211)                (782)             (21,476)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                         (209)                (702)             (17,732)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              46                  140                1,509
 Contract Owner Withdrawals                                                         (51)                (215)              (3,604)
 Net Transfers In (Out) (Note 4)                                                 (5,172)               5,832                8,418
 Contract Maintenance Charges (Note 3)                                                0                   (1)                 (17)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (5,177)               5,756                6,306
                                                                    -------------------- -------------------- --------------------
Total Increase (Decrease) in Net Assets                                          (5,386)               5,054              (11,426)
Net Assets, Beginning of Period                                                   5,386                5,136               90,143
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $                (0) $            10,190  $            78,717
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000 (continued)

==================================================================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                             MFS
                                                                           Emerging               MFS                AIM V.I.
                                                                            Growth              Research              Value
                                                                            Series               Series                Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $             2,385  $             1,412  $             1,875
 Asset-Based Insurance Charges (Note 3)                                            (603)                (317)                (613)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                    1,782                1,095                1,262
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                             3,165                1,167                2,128
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                (15,096)              (4,428)             (11,127)
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                (11,931)              (3,261)              (8,999)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                      (10,149)              (2,166)              (7,737)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             727                  621                  986
 Contract Owner Withdrawals                                                      (1,468)                (976)              (1,707)
 Net Transfers In (Out) (Note 4)                                                  9,460                7,627                3,649
 Contract Maintenance Charges (Note 3)                                               (8)                  (5)                  (8)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           8,711                7,267                2,920
                                                                    -------------------- -------------------- --------------------
Total Increase (Decrease) in Net Assets                                          (1,438)               5,101               (4,817)
Net Assets, Beginning of Period                                                  41,631               22,776               46,076
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            40,193  $            27,877  $            41,259
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000 (continued)

=========================================================================================

                                                                   Divisions Investing In
                                                                    =====================
                                                                           AIM V.I.
                                                                           Capital
                                                                         Appreciation
                                                                             Fund
                                                                    ====================
(In thousands)

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $               475
 Asset-Based Insurance Charges (Note 3)                                            (239)
                                                                    --------------------
  Net Investment Income (Loss)                                                      236
                                                                    --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               498
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 (3,423)
                                                                    --------------------
  Net Gain (Loss) on Investments                                                 (2,925)
                                                                    --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       (2,689)
                                                                    --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             365
 Contract Owner Withdrawals                                                        (770)
 Net Transfers In (Out) (Note 4)                                                  5,976
 Contract Maintenance Charges (Note 3)                                               (2)
                                                                    --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           5,569
                                                                    --------------------
Total Increase (Decrease) in Net Assets                                           2,880
Net Assets, Beginning of Period                                                  13,990
                                                                    --------------------
Net Assets, End of Period                                           $            16,870
                                                                    ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

   ML of New York Variable Annuity Separate Account A ("Separate Account A"), a separate account of ML Life Insurance Company of New York ("ML of New York"), was established to support ML of New York's operations with respect to certain variable annuity contracts ("Contracts"). Separate Account A is governed by New York State Insurance Law. ML of New York is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co."). Separate Account A is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and consists of thirty-six investment divisions (thirty-seven during the year) that support three annuity contracts - Retirement Plus, Retirement Power, and Retirement Optimizer. ML of New York commenced sales of Retirement Optimizer contracts on October 1, 2001 and
   Retirement Power contracts on July 14, 2000. The investment divisions are as follows:

   - Merrill Lynch Variable Series Funds, Inc. - The investment advisor is Merrill Lynch Investment Managers, L.P. ("MLIM"), an indirect subsidiary of Merrill Lynch & Co. The investment divisions are as follows:


                                           Retirement    Retirement   Retirement
                Fund                           Plus         Power      Optimizer
   -------------------------------------   ----------    ----------   ----------
   Domestic Money Market Fund              Available     Available    Available
   Core Bond Focus Fund (1)                Available        N/A          N/A
   High Current Income Fund                Available        N/A          N/A
   Large Cap Core Focus Fund (1)           Available        N/A          N/A
   Small Cap Value Focus (1)               Available        N/A          N/A
   American Balanced Fund (2),(4)          Available        N/A          N/A
   Natural Resources Focus Fund (4)        Available        N/A          N/A
   Global Allocation Focus Fund (1)        Available        N/A          N/A
   Utilities & Telecom Focus Fund (1),(4)  Available        N/A          N/A
   Global Bond Focus Fund (1)              Available        N/A          N/A
   Basic Value Focus Fund                  Available     Available    Available
   Government Bond Fund                    Available     Available    Available
   Developing Cap Markets Focus Fund (3)   Available        N/A          N/A
   Index 500 Fund                          Available     Available    Available
   Global Growth Focus Fund                Available        N/A          N/A
   Focus Twenty Select Fund (5)            Available        N/A          N/A
   Large Cap Value Focus Fund (5)          Available        N/A          N/A
   Fundamental Growth Focus Fund (5)       Available     Available    Available



   (1) Effective May 1, 2001, (i) the Prime Bond Fund was renamed the Core Bond Focus Fund, (ii) the Quality Equity Fund was renamed the Large Cap Core Focus Fund, and (iii) the Global Strategy Focus Fund was renamed the Global Allocation Focus Fund. Effective April 4, 2000, (i) the Special Value Focus Fund was renamed Small Cap Value Focus Fund; (ii) the Global Utility Focus Fund was renamed the Utilitie s and Telecommunications Focus Fund; and (iii) the Capital Focus Fund was renamed Balanced Capital Focus Fund.
   (2) Following the close of business on April 27, 2001, the Balanced Capital Focus Fund merged with and into the American Balanced Fund.
   (3) Following the close of business on April 27, 2001, the Developing Capital Markets Focus Fund was closed to allocations of premiums and contract value.
   (4)  Prior  to  the  periods included in these  financial
     statements, the American Balanced Fund, Natural Resources Focus Fund, Utilities & Telecommunications Focus Fund, and Global Bond Focus Fund were closed to allocations of premiums and contract value.
   (5) The Large Cap Value Focus Fund and Fundamental Growth Focus Fund (for Retirement Plus contracts) commenced operations on May 1, 2001. The Focus Twenty Select Fund commenced operations on July 10, 2000.

   - Mercury HW Variable Trust - The investment advisor is Mercury Advisors, a division of MLIM. Effective following the close of business on April 27, 2001, the International Equity Focus Fund of the Merrill Lynch Variable Series Funds, Inc. merged with and into the Mercury HW International Value VIP Portfolio of the Mercury HW Variable Trust. Also, effective following close of business on October 5, 2000, the Hotchkis and Wiley Variable Trust was renamed Mercury HW Variable Trust, and the International VIP Portfolio was renamed Mercury HW International Value VIP Portfolio. The investment division is as follows:

                                           Retirement    Retirement   Retirement
                Fund                           Plus         Power      Optimizer
   -------------------------------------   ----------    ----------   ----------
   Mercury HW International Value
    VIP Portfolio                          Available     Available    Available


   - Mercury V.I. Funds, Inc. - The investment advisor is Mercury Advisors. Effective May 1, 2001, the Mercury V.I. U.S. Large Cap Fund was renamed the Large Cap Growth Focus Fund. The investment division is as follows:

                                           Retirement    Retirement   Retirement
                Fund                           Plus         Power      Optimizer
   -------------------------------------   ----------    ----------   ----------
   Large Cap Growth Focus Fund             Available         N/A          N/A


   - Alliance Variable Products Series Fund, Inc. - The investment advisor is Alliance Capital Management, L.P. The Alliance Technology Portfolio commenced operations
      on  May  1, 2001.   The  investment  divisions  are as
      follows:

                                           Retirement    Retirement   Retirement
                Fund                           Plus         Power      Optimizer
   -------------------------------------   ----------    ----------   ----------
   Quasar Portfolio                        Available        N/A          N/A
   Premier Growth Portfolio                Available     Available    Available
   Growth & Income Portfolio                  N/A        Available    Available
   Technology Portfolio                    Available        N/A          N/A


   - MFS Variable Insurance Trust - The investment advisor is Massachusetts Financial Services Company. Effective May 1, 2001, the MFS Growth With Income Series was renamed the MFS Investor Trust Series. The investment divisions are as follows:

                                           Retirement    Retirement   Retirement
                Fund                           Plus         Power      Optimizer
   -------------------------------------   ----------    ----------   ----------
   MFS Emerging Growth Series              Available     Available    Available
   MFS Research Series                     Available        N/A          N/A
   MFS Investor Trust Series                  N/A        Available    Available

   - AIM Variable Insurance Funds, Inc. - The investment advisor is AIM Advisors, Inc. The investment divisions are as follows:


                                           Retirement    Retirement   Retirement
                Fund                           Plus         Power      Optimizer
   -------------------------------------   ----------    ----------   ----------
   AIM V.I. Value Fund                     Available     Available    Available
   AIM V.I. Capital Appreciation Fund      Available        N/A          N/A
   AIM V.I. International Equity Fund         N/A        Available    Available


   -  Davis  Variable Account Fund, Inc. -  The  investment
      advisor is Davis  Selected  Advisers,  L.P. The Davis
      Value Portfolio commenced  operations for  Retirement
      Plus   contracts   on  May  1, 2001.  The  investment
      division is as follows:


                                           Retirement    Retirement   Retirement
                Fund                           Plus         Power      Optimizer
   -------------------------------------   ----------    ----------   ----------
   Davis Value Portfolio                   Available     Available    Available


   -  PIMCO Variable Insurance Trust -The investment advisor
      is  Pacific  Investment   Management   Company.    The
      investment division is as follows:


                                           Retirement    Retirement   Retirement
                Fund                           Plus         Power      Optimizer
   -------------------------------------   ----------    ----------   ----------
   Total Return Bond Portfolio                 N/A       Available    Available

   -  Seligman Portfolios, Inc. - The investment  advisor is
      J. & W. Seligman & Co. Inc. The investment division is as follows:


                                           Retirement    Retirement   Retirement
                Fund                           Plus         Power      Optimizer
   -------------------------------------   ----------    ----------   ----------
   Small Cap Value Portfolio                    N/A      Available    Available


   -  Delaware Group Premium Fund -The investment advisor is
      Delaware Management Company. The investment division is as follows:


                                           Retirement    Retirement   Retirement
                Fund                           Plus         Power      Optimizer
   -------------------------------------   ----------    ----------   ----------
Trend Series                                 N/A      Available    Available


  -   Van  Kampen  Life  Investment  Trust - The  investment
      advisor   is   Van Kampen  Asset Management, Inc.  The
      investment division is as follows:


                                           Retirement    Retirement   Retirement
                Fund                           Plus         Power      Optimizer
   -------------------------------------   ----------    ----------   ----------
  Emerging Growth Portfolio                     N/A      Available    Available


   - American Century Variable Portfolios, Inc. - The investment advisor is American Century Investment Management, Inc. The VIP International Fund commenced operations on May 1, 2001. The investment division is as follows:


                                           Retirement    Retirement   Retirement
                Fund                          Plus         Power       Optimizer
   -------------------------------------   ----------    ----------   ----------
   VP International Fund                   Available         N/A          N/A



   - Defined Asset Funds, Equity Investor Funds -The Equity Investor Fund was sponsored by Merrill Lynch Pierce, Fenner & Smith, Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch & Co. The unit investment trust of the Equity Investor Fund had annual rollovers that occurred on or about May 1 of each year. During 2001, MLPF&S ceased sponsoring the Equity Investor Fund and, as such, the investment division terminated upon the maturity of the 2000 Trust.

   The assets of Separate Account A are registered in the name of Merrill Lynch Life. The portion of Separate Account A's assets applicable to the Contracts are not chargeable with liabilities arising out of any other business Merrill Lynch Life may conduct.

   The  change in net assets accumulated in Separate Account
   A provides the basis for the periodic determination of the amount of increased or decreased benefits under the Contracts.

   The net assets may not be less than the amount required under Arkansas State Insurance Law to provide for death benefits (without regard to the minimum death benefit guarantee) and other Contract benefits.

2. SIGNIFICANT ACCOUNTING POLICIES

   The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America for variable annuity separate accounts registered as unit investment trusts. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Investments of the investment divisions are included in the statement of assets and liabilities at the net asset value of the shares held in the underlying funds, which value their investments at market value. Dividend income is recognized on the ex-dividend date. All dividends are automatically reinvested. Realized gains and losses on the sales of investments are computed on the first in first out basis. Investment transactions are recorded on the trade date.

   The operations of Separate Account A are included in the Federal income tax return of Merrill Lynch Life. Under the provisions of the Contracts, Merrill Lynch Life has the right to charge Separate Account A for any Federal income tax attributable to Separate Account A. No charge is currently being made against Separate Account A for such tax since, under current tax law, Merrill Lynch Life pays no tax on investment income and capital gains reflected in variable annuity contract reserves. However, Merrill Lynch Life retains the right to charge for any Federal income tax incurred that is attributable to Separate Account A if the law is changed. Charges for state and local taxes, if any, attributable to Separate Account A may also be made.

3. CHARGES AND FEES

   Merrill Lynch Life assumes mortality and expense risks related to Contracts investing in Separate Account A and deducts daily charges to cover these risks. Additionally, Merrill Lynch Life deducts daily charges to reimburse Merrill Lynch Life for costs associated with the establishment and administration of Contracts investing in Separate Account A. Daily charges deducted at annual rates to cover these risks and charges are as follows:

                                                   Annual
                                                   Rates
                                                   ------
   Retirement Plus Contracts - mortality and
     expense risks                                 1.25%
   Retirement Plus Contracts - administrative
     charge                                        0.10%
   Retirement Power Contracts - mortality and
     expense risks and administrative charge       1.59%
   Retirement Optimizer Contracts - mortality and
     expense risks and administrative charge       1.55%

   Merrill Lynch Life deducts a contract maintenance charge of $40 for each Contract on each Contract's anniversary that occurs on or prior to the annuity date. It is also deducted when the Contract is surrendered if it is surrendered on any date other than a contract anniversary date. The contract maintenance charge is borne by Contract owners by redeeming accumulation units with a value equal to the charge. Merrill Lynch Life will waive the contract maintenance charge if the following conditions are met:

   - Retirement Plus Contracts - The Contract value is equal to or greater than $50,000 on the date the charge would otherwise be deducted, and in certain circumstances where multiple contracts are owned.

   - Retirement Power and Retirement Optimizer Contracts - The greater of (i) the Contract value or (ii) premiums less withdrawals is equal to or greater than $25,000 on the date the charge would otherwise be deducted, and in certain circumstances where multiple contracts are owned.

   Charges for transfers among the Separate Account A investment divisions vary by contract type as follows:

   - Retirement Plus Contracts - Contract owners may make up to six transfers among investment divisions per contract year without charge. Additional transfers may be permitted at a charge of $25 per transfer.

   - Retirement Power and Retirement Optimizer Contracts - Contract owners may make up to twelve transfers among investment divisions per contract year without charge. Additional transfers may be permitted at a charge of $25 per transfer.

4. NET TRANSFERS

   For Retirement Plus Contracts, net transfers include transfers among applicable Separate Account A investment divisions, as well as transfers from applicable Separate Account A investment divisions to the Reserve Assets Fund investment division of Merrill Lynch Life Variable Annuity Separate Account B.

   For Retirement Power and Retirement Optimizer Contracts, net transfers include transfers among applicable Separate
   Account A investment divisions.


5. PURCHASES AND SALES OF INVESTMENTS

The  cost   of  purchases  and  proceeds  from  sales of
investments  for  the  year  ended  December   31,  2001
(or lesser time period, if applicable) were as follows:

(In thousands)
                                                                          Purchases              Sales
                                                                    -------------------- --------------------
Domestic Money Market Fund                                       $           214,319  $           194,771
Core Bond Focus Fund                                                          13,604                3,833
High Current Income Fund                                                       4,015                5,066
Large Cap Core Focus Fund                                                      1,719                6,284
Small Cap Value Focus Fund                                                     8,517                7,276
American Balanced Fund                                                         2,807                1,766
Natural Resources Focus Fund                                                       1                  156
Global Allocation Focus Fund                                                     842                5,195
Utilities and Telecommunications Focus Fund                                      374                  896
International Equity Focus Fund                                                  125                8,172
Global Bond Focus Fund                                                            82                  432
Basic Value Focus Fund                                                        20,010                9,926
Government Bond Fund                                                          15,965                4,161
Developing Capital Markets Focus Fund                                            244                  510
Index 500 Fund                                                                 8,165                6,177
Global Growth Focus Fund                                                       1,533                6,584
Balanced Capital Focus Fund                                                      664                2,622
Focus Twenty Select Fund                                                       1,417                1,578
Large Cap Value Focus Fund                                                       808                    3
Fundamental Growth Focus Fund                                                 23,103               10,442
Mercury HW International Value VIP Portfolio                                  65,260               59,451
Large Cap Growth Focus Fund                                                      562                  365
2000 ML Select 10 V.I. Trust                                                     138                3,291
Quasar Portfolio                                                               1,385                2,001
Premier Growth Portfolio                                                       7,592                9,608
Growth and Income Portfolio                                                    8,832                3,326
Technology Portfolio                                                           2,323                   42
MFS Emerging Growth Series                                                     4,905                7,030
MFS Research Series                                                            4,437                4,155
MFS Investor Trust Series                                                      1,158                   61
AIM V.I. Value Fund                                                            6,396                8,015
AIM V.I. Capital Appreciation Fund                                             1,888                3,067
AIM V.I. International Equity Fund                                            89,782               86,278
Davis Value Portfolio                                                          8,497                  119
Total Return Bond Portfolio                                                   14,930                4,037
Small Cap Value Portfolio                                                      6,190                1,382
Trend Series                                                                     446                   50
Emerging Growth Portfolio                                                      5,747                4,205
VP International Fund                                                          3,284                    9
                                                                    -------------------- --------------------
                                                                    $           552,066  $           472,342
                                                                    ==================== ====================

6. UNIT VALUES

   The following is a summary of unit values and units outstanding for variable annuity contracts and the expenses as a percentage of average net assets, excluding expenses of the underlying funds for each of the five years in the period ended December 31, 2001 or lesser time period, if applicable. For all funds excluding the Domestic Money Market Fund,total return calculations represent the one year total return (or from inception to December 31 if less than one year) and do not reflect contingent deferred sales charges. Total return calculations for the Domestic Money Market Fund represent the effective yield for the seven day period ended December 31.


   (In thousands, except unit values)
                                       Domestic Money Market Fund                       Core Bond Focus Fund
                                Retirement    Retirement    Retirement           Retirement    Retirement    Retirement
               2001                Plus          Power       Optimizer              Plus          Power       Optimizer
                               -------------- ------------- -------------       -------------- ------------- -------------
   Units                             2,695         1,427            49                3,040             0             0
   Unit Value                  $     13.75   $     10.57   $     10.01          $     16.82   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $    37,062   $    15,079   $       491          $    51,139   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%         1.59%         1.55%                1.35%          N/A           N/A
   Total Return                       0.38%         0.24%         0.28%                5.14%          N/A           N/A

               2000
   Units                             2,467             0             0                2,565             0             0
   Unit Value                  $     13.41   $      0.00   $      0.00          $     15.98   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $    33,085   $         0   $         0          $    40,995   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A                 1.35%          N/A           N/A
   Total Return                       4.60%          N/A           N/A                 8.43%          N/A           N/A

               1999
   Units                             2,623             0             0                2,879             0             0
   Unit Value                  $     12.82   $      0.00   $      0.00          $     14.72   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $    33,625   $         0   $         0          $    42,373   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A                 1.35%          N/A           N/A
   Total Return                       4.02%          N/A           N/A                -3.76%          N/A           N/A

               1998
   Units                             2,715             0             0                2,943             0             0
   Unit Value                  $     12.39   $      0.00   $      0.00          $     15.28   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $    33,635   $         0   $         0          $    44,975   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A                 1.35%          N/A           N/A
   Total Return                       3.41%          N/A           N/A                 6.30%          N/A           N/A

               1997
   Units                             2,393             0             0                2,776             0             0
   Unit Value                  $     11.94   $      0.00   $      0.00          $     14.36   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $    28,571   $         0   $         0          $    39,886   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A                 1.35%          N/A           N/A
   Total Return                       4.05%          N/A           N/A                 7.07%          N/A           N/A

                                       High Current Income Fund                         Large Cap Core Focus Fund
                                Retirement    Retirement    Retirement           Retirement    Retirement    Retirement
               2001                Plus          Power       Optimizer              Plus          Power       Optimizer
                               -------------- ------------- -------------       -------------- ------------- -------------
   Units                             1,503             0             0                1,867             0             0
   Unit Value                  $     15.91   $      0.00   $      0.00          $     23.47   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $    23,924   $         0   $         0          $    43,836   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A                 1.35%          N/A           N/A
   Total Return                       2.51%          N/A           N/A                -8.73%          N/A           N/A

               2000
   Units                             1,727             0             0                2,051             0             0
   Unit Value                  $     15.51   $      0.00   $      0.00          $     25.70   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $    26,788   $         0   $         0          $    52,720   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A                 1.35%          N/A           N/A
   Total Return                      -8.42%          N/A           N/A               -11.15%          N/A           N/A

               1999
   Units                             1,879             0             0                2,191             0             0
   Unit Value                  $     16.92   $      0.00   $      0.00          $     28.89   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $    31,785   $         0   $         0          $    63,309   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A                 1.35%          N/A           N/A
   Total Return                       4.43%          N/A           N/A                29.54%          N/A           N/A

               1998
   Units                             1,935             0             0                2,374             0             0
   Unit Value                  $     16.18   $      0.00   $      0.00          $     22.28   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $    31,310   $         0   $         0          $    52,899   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A                 1.35%          N/A           N/A
   Total Return                      -4.48%          N/A           N/A                13.92%          N/A           N/A

               1997
   Units                             1,794             0             0                2,617             0             0
   Unit Value                  $     16.93   $      0.00   $      0.00          $     19.54   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $    30,376   $         0   $         0          $    51,145   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A                 1.35%          N/A           N/A
   Total Return                       9.40%          N/A           N/A                21.92%          N/A           N/A

                                      Small Cap Value Focus Fund                       American Balanced Fund
                                Retirement    Retirement    Retirement           Retirement    Retirement    Retirement
               2001                Plus          Power       Optimizer              Plus          Power       Optimizer
                               -------------- ------------- -------------       -------------- ------------- -------------
   Units                             1,671             0             0                  634             0             0
   Unit Value                  $     29.66   $      0.00   $      0.00          $     17.81   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $    49,565   $         0   $         0          $    11,286   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A                 1.35%          N/A           N/A
   Total Return                      28.00%          N/A           N/A                -8.73%          N/A           N/A

               2000
   Units                             1,718             0             0                  587             0             0
   Unit Value                  $     23.15   $      0.00   $      0.00          $     19.49   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $    39,763   $         0   $         0          $    11,433   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A                 1.35%          N/A           N/A
   Total Return                      13.10%          N/A           N/A                -3.09%          N/A           N/A

               1999
   Units                             1,677             0             0                  703             0             0
   Unit Value                  $     20.45   $      0.00   $      0.00          $     20.09   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $    34,303   $         0   $         0          $    14,129   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A                 1.35%          N/A           N/A
   Total Return                      32.22%          N/A           N/A                 7.16%          N/A           N/A

               1998
   Units                             1,912             0             0                  805             0             0
   Unit Value                  $     15.45   $      0.00   $      0.00          $     18.73   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $    29,536   $         0   $         0          $    15,083   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A                 1.35%          N/A           N/A
   Total Return                      -7.85%          N/A           N/A                11.93%          N/A           N/A

               1997
   Units                             1,789             0             0                  935             0             0
   Unit Value                  $     16.75   $      0.00   $      0.00          $     16.72   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $    29,970   $         0   $         0          $    15,635   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A                 1.35%          N/A           N/A
   Total Return                      10.11%          N/A           N/A                15.42%          N/A           N/A

                                     Natural Resources Focus Fund                     Global Allocation Focus Fund
                                Retirement    Retirement    Retirement           Retirement    Retirement    Retirement
               2001                Plus          Power       Optimizer              Plus          Power       Optimizer
                               -------------- ------------- -------------       -------------- ------------- -------------
   Units                                40             0             0                1,822             0             0
   Unit Value                  $     15.29   $      0.00   $      0.00          $     16.34   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $       609   $         0   $         0          $    29,786   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A                 1.35%          N/A           N/A
   Total Return                     -12.28%          N/A           N/A               -10.18%          N/A           N/A

               2000
   Units                                49             0             0                2,084             0             0
   Unit Value                  $     17.42   $      0.00   $      0.00          $     18.18   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $       849   $         0   $         0          $    37,885   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A                 1.35%          N/A           N/A
   Total Return                      37.17%          N/A           N/A               -10.92%          N/A           N/A

               1999
   Units                                53             0             0                2,343             0             0
   Unit Value                  $     12.68   $      0.00   $      0.00          $     20.38   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $       676   $         0   $         0          $    47,752   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A                 1.35%          N/A           N/A
   Total Return                      24.94%          N/A           N/A                19.63%          N/A           N/A

               1998
   Units                                71             0             0                2,709             0             0
   Unit Value                  $     10.14   $      0.00   $      0.00          $     17.02   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $       718   $         0   $         0          $    46,102   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A                 1.35%          N/A           N/A
   Total Return                     -16.52%          N/A           N/A                 7.31%          N/A           N/A

               1997
   Units                               116             0             0                3,197             0             0
   Unit Value                  $     12.14   $      0.00   $      0.00          $     15.85   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $     1,402   $         0   $         0          $    50,670   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A                 1.35%          N/A           N/A
   Total Return                     -13.78%          N/A           N/A                10.33%          N/A           N/A

                                    Utilities & Telecom Focus Fund                   International Equity Focus Fund
                                Retirement    Retirement    Retirement           Retirement    Retirement    Retirement
               2001                Plus          Power       Optimizer              Plus          Power       Optimizer
                               -------------- ------------- -------------       -------------- ------------- -------------
   Units                               267             0             0                    0             0             0
   Unit Value                  $     18.01   $      0.00   $      0.00          $      0.00   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $     4,810   $         0   $         0          $         0   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A                  N/A           N/A           N/A
   Total Return                     -15.26%          N/A           N/A                  N/A           N/A           N/A

               2000
   Units                               308             0             0                  677             0             0
   Unit Value                  $     21.24   $      0.00   $      0.00          $     13.20   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $     6,538   $         0   $         0          $     8,937   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A                 1.35%          N/A           N/A
   Total Return                      -4.11%          N/A           N/A               -18.47%          N/A           N/A

               1999
   Units                               356             0             0                  765             0             0
   Unit Value                  $     22.12   $      0.00   $      0.00          $     16.18   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $     7,864   $         0   $         0          $    12,374   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A                 1.35%          N/A           N/A
   Total Return                      11.01%          N/A           N/A                35.65%          N/A           N/A

               1998
   Units                               409             0             0                  893             0             0
   Unit Value                  $     19.91   $      0.00   $      0.00          $     11.91   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $     8,137   $         0   $         0          $    10,639   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A                 1.35%          N/A           N/A
   Total Return                      22.27%          N/A           N/A                 6.25%          N/A           N/A

               1997
   Units                               476             0             0                2,327             0             0
   Unit Value                  $     16.27   $      0.00   $      0.00          $     11.20   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $     7,737   $         0   $         0          $    26,066   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A                 1.35%          N/A           N/A
   Total Return                      24.09%          N/A           N/A                -5.93%          N/A           N/A

                                       Global Bond Focus Fund                           Basic Value Focus Fund
                                Retirement    Retirement    Retirement           Retirement    Retirement    Retirement
               2001                Plus          Power       Optimizer              Plus          Power       Optimizer
                               -------------- ------------- -------------       -------------- ------------- -------------
   Units                               186             0             0                2,640           322             7
   Unit Value                  $     11.68   $      0.00   $      0.00          $     28.42   $     11.21   $     11.41
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $     2,179   $         0   $         0          $    75,024   $     3,608   $        78

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A                 1.35%         1.59%         1.55%
   Total Return                      -4.60%          N/A           N/A                 2.75%         2.60%        14.13%

               2000
   Units                               220             0             0                2,529             0             0
   Unit Value                  $     12.23   $      0.00   $      0.00          $     27.63   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $     2,691   $         0   $         0          $    69,878   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A                 1.35%         1.59%          N/A
   Total Return                      -1.07%          N/A           N/A                11.03%         9.29%          N/A

               1999
   Units                               267             0             0                2,506             0             0
   Unit Value                  $     12.35   $      0.00   $      0.00          $     24.86   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $     3,297   $         0   $         0          $    62,297   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A                 1.35%          N/A           N/A
   Total Return                      -9.50%          N/A           N/A                19.37%          N/A           N/A

               1998
   Units                               325             0             0                2,134             0             0
   Unit Value                  $     13.63   $      0.00   $      0.00          $     20.81   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $     4,427   $         0   $         0          $    44,415   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A                 1.35%          N/A           N/A
   Total Return                      11.00%          N/A           N/A                 7.87%          N/A           N/A

               1997
   Units                               405             0             0                1,943             0             0
   Unit Value                  $     12.27   $      0.00   $      0.00          $     19.27   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $     4,964   $         0   $         0          $    37,438   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A                 1.35%          N/A           N/A
   Total Return                       0.48%          N/A           N/A                18.89%          N/A           N/A

                                        Government Bond Fund                      Developing Capital Markets Focus Fund
                                Retirement    Retirement    Retirement           Retirement    Retirement    Retirement
               2001                Plus          Power       Optimizer              Plus          Power       Optimizer
                               -------------- ------------- -------------       -------------- ------------- -------------
   Units                             1,756           791            12                  302             0             0
   Unit Value                  $     15.04   $     11.33   $      9.87          $      7.38   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $    26,405   $     8,961   $       115          $     2,231   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%         1.59%         1.55%                1.35%          N/A           N/A
   Total Return                       5.48%         5.34%        -1.26%                0.00%          N/A           N/A

               2000
   Units                             1,643             0             0                  340             0             0
   Unit Value                  $     14.24   $      0.00   $      0.00          $      7.37   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $    23,396   $         0   $         0          $     2,506   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A                 1.35%          N/A           N/A
   Total Return                       9.90%          N/A           N/A               -29.72%          N/A           N/A

               1999
   Units                             1,843             0             0                  556             0             0
   Unit Value                  $     12.95   $      0.00   $      0.00          $     10.48   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $    23,861   $         0   $         0          $     5,827   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A                 1.35%          N/A           N/A
   Total Return                      -3.21%          N/A           N/A                63.14%          N/A           N/A

               1998
   Units                             1,670             0             0                  564             0             0
   Unit Value                  $     13.36   $      0.00   $      0.00          $      6.42   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $    22,316   $         0   $         0          $     3,620   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A                 1.35%          N/A           N/A
   Total Return                       7.20%          N/A           N/A               -30.40%          N/A           N/A

               1997
   Units                               901             0             0                  892             0             0
   Unit Value                  $     12.45   $      0.00   $      0.00          $      9.21   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $    11,217   $         0   $         0          $     8,218   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A                 1.35%          N/A           N/A
   Total Return                       7.32%          N/A           N/A                -7.88%          N/A           N/A

                                              Index 500 Fund                              Global Growth Focus Fund
                                Retirement    Retirement    Retirement           Retirement    Retirement    Retirement
               2001                Plus          Power       Optimizer              Plus          Power       Optimizer
                               -------------- ------------- -------------       -------------- ------------- -------------
   Units                             2,113           455             6                  875             0             0
   Unit Value                  $     15.44   $      7.53   $     10.70          $      9.35   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $    32,636   $     3,422   $        69          $     8,188   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%         1.59%         1.55%                1.35%          N/A           N/A
   Total Return                     -13.55%       -13.67%         7.00%              -24.15%          N/A           N/A

               2000
   Units                             2,205             0             0                1,423             0             0
   Unit Value                  $     17.85   $      0.00   $      0.00          $     12.32   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $    39,355   $         0   $         0          $    17,529   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A                 1.35%          N/A           N/A
   Total Return                     -10.67%          N/A           N/A               -16.22%          N/A           N/A

               1999
   Units                             2,180             0             0                  796             0             0
   Unit Value                  $     19.96   $      0.00   $      0.00          $     14.69   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $    43,515   $         0   $         0          $    11,698   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A                 1.35%          N/A           N/A
   Total Return                      18.77%          N/A           N/A                36.70%          N/A           N/A

               1998
   Units                             1,909             0             0                  127             0             0
   Unit Value                  $     16.79   $      0.00   $      0.00          $     10.74   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $    32,047   $         0   $         0          $     1,366   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A                 1.35%          N/A           N/A
   Total Return                      26.43%          N/A           N/A                13.02%          N/A           N/A

               1997
   Units                             1,245             0             0
   Unit Value                  $     13.27   $      0.00   $      0.00
                               -------------- ------------- -------------
   Net Assets                  $    16,525   $         0   $         0                 Division was not available

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A
   Total Return                      30.91%          N/A           N/A

                                      Balanced Capital Focus Fund                      Focus Twenty Select Fund
                                Retirement    Retirement    Retirement           Retirement    Retirement    Retirement
               2001                Plus          Power       Optimizer              Plus          Power       Optimizer
                               -------------- ------------- -------------       -------------- ------------- -------------
   Units                                 0             0             0                  448             0             0
   Unit Value                  $      0.00   $      0.00   $      0.00          $      2.27   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $         0   $         0   $         0          $     1,016   $         0   $         0

   Expenses as a % of
     Average Net Assets                N/A           N/A           N/A                 1.35%          N/A           N/A
   Total Return                        N/A           N/A           N/A               -69.69%          N/A           N/A

               2000
   Units                               190             0             0                  730             0             0
   Unit Value                  $     10.82   $      0.00   $      0.00          $      7.47   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $     2,054   $         0   $         0          $     5,454   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A                 1.35%          N/A           N/A
   Total Return                       4.90%          N/A           N/A               -25.35%          N/A           N/A

               1999
   Units                               165             0             0
   Unit Value                  $     10.30   $      0.00   $      0.00
                               -------------- ------------- -------------
   Net Assets                  $     1,704   $         0   $         0                 Division was not available

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A
   Total Return                       6.30%          N/A           N/A

               1998
   Units                               114             0             0
   Unit Value                  $      9.68   $      0.00   $      0.00
                               -------------- ------------- -------------
   Net Assets                  $     1,106   $         0   $         0                 Division was not available

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A
   Total Return                      -5.60%          N/A           N/A

               1997
   Units
   Unit Value

   Net Assets                         Division was not available                       Division was not available

   Expenses as a % of
     Average Net Assets
   Total Return

                                       Large Cap Value Focus Fund                     Fundamental Growth Focus Fund
                                Retirement    Retirement    Retirement           Retirement    Retirement    Retirement
               2001                Plus          Power       Optimizer              Plus          Power       Optimizer
                               -------------- ------------- -------------       -------------- ------------- -------------
   Units                                83             0             0                  693           880    	     10
   Unit Value                  $      9.83   $      0.00   $      0.00          $      8.81   $      7.38   $     10.56
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $       816   $         0   $         0          $     6,110   $     6,502   $       103

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A                 1.35%         1.59%         1.55%
   Total Return                      -1.78%          N/A           N/A               -19.30%       -19.42%         5.60%

               2000
   Units                                 0             0             0                    0             0             0
   Unit Value                  $      0.00   $      0.00   $      0.00          $      0.00   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $         0   $         0   $         0          $         0   $         0   $         0

   Expenses as a % of
     Average Net Assets                N/A           N/A           N/A                  N/A           N/A           N/A
   Total Return                        N/A           N/A           N/A                  N/A           N/A           N/A

               1999
   Units
   Unit Value

   Net Assets                         Division was not available                       Division was not available

   Expenses as a % of
     Average Net Assets
   Total Return

               1998
   Units
   Unit Value

   Net Assets                         Division was not available                       Division was not available

   Expenses as a % of
     Average Net Assets
   Total Return

               1997
   Units
   Unit Value

   Net Assets                         Division was not available                       Division was not available

   Expenses as a % of
     Average Net Assets
   Total Return

                              Mercury HW International Value VIP Portfolio             Large Cap Growth Focus Fund
                                Retirement    Retirement    Retirement           Retirement    Retirement    Retirement
               2001                Plus          Power       Optimizer              Plus          Power       Optimizer
                               -------------- ------------- -------------       -------------- ------------- -------------
   Units                             2,352           208             3                  308             0             0
   Unit Value                  $      9.93   $      8.94   $     10.45          $      8.89   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $    23,365   $     1,858   $        31          $     2,737   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%         1.59%         1.55%                1.35%          N/A           N/A
   Total Return                     -14.17%       -14.29%         4.49%              -10.64%          N/A           N/A

               2000
   Units                             2,132             0             0                  284             0             0
   Unit Value                  $     11.56   $      0.00   $      0.00          $      9.94   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $    24,649   $         0   $         0          $     2,823   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A                 1.35%          N/A           N/A
   Total Return                       1.39%          N/A           N/A               -17.15%          N/A           N/A

               1999
   Units                             1,805             0             0                   76             0             0
   Unit Value                  $     11.39   $      0.00   $      0.00          $     11.98   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $    20,558   $         0   $         0          $       906   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A                 1.35%          N/A           N/A
   Total Return                      19.93%          N/A           N/A                39.80%          N/A           N/A

               1998
   Units                             2,303             0             0
   Unit Value                  $      9.49   $      0.00   $      0.00
                               -------------- ------------- -------------
   Net Assets                  $    21,857   $         0   $         0                 Division was not available

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A
   Total Return                      -8.92%          N/A           N/A

               1997
   Units
   Unit Value

   Net Assets                         Division was not available                       Division was not available

   Expenses as a % of
     Average Net Assets
   Total Return

                                     2000 ML Select Ten V.I. Trust                    1999 ML Select Ten V.I. Trust
                                Retirement    Retirement    Retirement           Retirement    Retirement    Retirement
               2001                Plus          Power       Optimizer              Plus          Power       Optimizer
                               -------------- ------------- -------------       -------------- ------------- -------------
   Units
   Unit Value

   Net Assets                         Division Matured during the year                 Division was not available

   Expenses as a % of
     Average Net Assets
   Total Return

               2000
   Units                               290             0             0
   Unit Value                  $     10.67   $      0.00   $      0.00
                               -------------- ------------- -------------
   Net Assets                  $     3,089   $         0   $         0              Division Matured during the year

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A
   Total Return                      13.54%          N/A           N/A

               1999
   Units                                                                                574             0             0
   Unit Value                                                                   $      9.39   $      0.00   $      0.00
                                                                                -------------- ------------- -------------
   Net Assets                         Division was not available                $     5,386   $         0   $         0

   Expenses as a % of
     Average Net Assets                                                                1.35%          N/A           N/A
   Total Return                                                                       -7.34%          N/A           N/A

               1998
   Units
   Unit Value

   Net Assets                         Division was not available                       Division was not available

   Expenses as a % of
     Average Net Assets
   Total Return

               1997
   Units
   Unit Value

   Net Assets                         Division was not available                       Division was not available

   Expenses as a % of
     Average Net Assets
   Total Return

                                          Quasar Portfolio                               Premier Growth Portfolio
                                Retirement    Retirement    Retirement           Retirement    Retirement    Retirement
               2001                Plus          Power       Optimizer              Plus          Power       Optimizer
                               -------------- ------------- -------------       -------------- ------------- -------------
   Units                               998             0             0                3,421           246             7
   Unit Value                  $      7.89   $      0.00   $      0.00          $     16.92   $      6.29   $     10.87
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $     7,874   $         0   $         0          $    57,890   $     1,546   $        71

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A                 1.35%         1.59%         1.55%
   Total Return                     -14.02%          N/A           N/A               -18.41%       -18.52%         8.66%

               2000
   Units                             1,111             0             0                3,799             0             0
   Unit Value                  $      9.17   $      0.00   $      0.00          $     20.72   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $    10,190   $         0   $         0          $    78,717   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A                 1.35%          N/A           N/A
   Total Return                      -7.44%          N/A           N/A               -17.78%          N/A           N/A

               1999
   Units                               519             0             0                3,581             0             0
   Unit Value                  $      9.90   $      0.00   $      0.00          $     25.17   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $     5,136   $         0   $         0          $    90,143   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A                 1.35%          N/A           N/A
   Total Return                      15.39%          N/A           N/A                30.41%          N/A           N/A

               1998
   Units                                94             0             0                2,560             0             0
   Unit Value                  $      8.57   $      0.00   $      0.00          $     19.28   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $       807   $         0   $         0          $    49,349   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A                 1.35%          N/A           N/A
   Total Return                     -23.80%          N/A           N/A                45.84%          N/A           N/A

               1997
   Units                                                                              1,273             0             0
   Unit Value                                                                   $     13.21   $      0.00   $      0.00
                                                                                -------------- ------------- -------------
   Net Assets                         Division was not available                $    16,819   $         0   $         0

   Expenses as a % of
     Average Net Assets                                                                1.35%          N/A           N/A
   Total Return                                                                       31.95%          N/A           N/A

                                        Growth & Income Portfolio                        Technology Portfolio
                                Retirement    Retirement    Retirement           Retirement    Retirement    Retirement
               2001                Plus          Power       Optimizer              Plus          Power       Optimizer
                               -------------- ------------- -------------       -------------- ------------- -------------
   Units                                 0           460            15                  289             0             0
   Unit Value                  $      0.00   $     10.66   $     10.61          $      8.09   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $         0   $     4,905   $       164          $     2,337   $         0   $         0

   Expenses as a % of
     Average Net Assets                N/A          1.59%         1.55%                1.35%          N/A           N/A
   Total Return                        N/A         -1.24%         6.09%              -19.18%          N/A           N/A

               2000
   Units                                 0             0             0
   Unit Value                  $      0.00   $      0.00   $      0.00
                               -------------- ------------- -------------
   Net Assets                  $         0   $         0   $         0                 Division was not available

   Expenses as a % of
     Average Net Assets                N/A           N/A           N/A
   Total Return                        N/A           N/A           N/A

               1999
   Units
   Unit Value

   Net Assets                         Division was not available                       Division was not available

   Expenses as a % of
     Average Net Assets
   Total Return

               1998
   Units
   Unit Value

   Net Assets                         Division was not available                       Division was not available

   Expenses as a % of
     Average Net Assets
   Total Return

               1997
   Units
   Unit Value

   Net Assets                         Division was not available                       Division was not available

   Expenses as a % of
     Average Net Assets
   Total Return

                                     MFS Emerging Growth Series                            MFS Research Series
                                Retirement    Retirement    Retirement           Retirement    Retirement    Retirement
               2001                Plus          Power       Optimizer              Plus          Power       Optimizer
                               -------------- ------------- -------------       -------------- ------------- -------------
   Units                             1,547           213             0                1,469             0             0
   Unit Value                  $     14.21   $      5.03   $     11.47          $     12.99   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $    21,975   $     1,070   $         0          $    19,095   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%         1.59%         1.55%                1.35%          N/A           N/A
   Total Return                     -34.45%       -34.54%        14.69%              -22.39%          N/A           N/A

               2000
   Units                             1,856             0             0                1,666             0             0
   Unit Value                  $     21.65   $      0.00   $      0.00          $     16.73   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $    40,193   $         0   $         0          $    27,877   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A                 1.35%          N/A           N/A
   Total Return                     -20.76%          N/A           N/A                -6.22%          N/A           N/A

               1999
   Units                             1,525             0             0                1,278             0             0
   Unit Value                  $     27.30   $      0.00   $      0.00          $     17.82   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $    41,631   $         0   $         0          $    22,776   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A                 1.35%          N/A           N/A
   Total Return                      74.17%          N/A           N/A                22.26%          N/A           N/A

               1998
   Units                             1,327             0             0                1,162             0             0
   Unit Value                  $     15.66   $      0.00   $      0.00          $     14.56   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $    20,783   $         0   $         0          $    16,914   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A                 1.35%          N/A           N/A
   Total Return                      32.23%          N/A           N/A                21.61%          N/A           N/A

               1997
   Units                               600             0             0                  589             0             0
   Unit Value                  $     11.83   $      0.00   $      0.00          $     11.96   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $     7,099   $         0   $         0          $     7,047   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A                 1.35%          N/A           N/A
   Total Return                      20.15%          N/A           N/A                18.53%          N/A           N/A

                                       MFS Investors Trust Series                            AIM V.I. Value Fund
                                Retirement    Retirement    Retirement           Retirement    Retirement    Retirement
               2001                Plus          Power       Optimizer              Plus          Power       Optimizer
                               -------------- ------------- -------------       -------------- ------------- -------------
   Units                                 0           132            20                2,188            86             2
   Unit Value                  $      0.00   $      7.98   $     10.46          $     15.22   $      6.69   $     10.60
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $         0   $     1,050   $        19          $    33,308   $       575   $        19

   Expenses as a % of
     Average Net Assets                N/A          1.59%         1.55%                1.35%         1.59%         1.55%
   Total Return                        N/A        -17.29%         4.64%              -13.83%       -13.95%         6.02%

               2000
   Units                                 0             0             0                2,338             0             0
   Unit Value                  $      0.00   $      0.00   $      0.00          $     17.65   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $         0   $         0   $         0          $    41,259   $         0   $         0

   Expenses as a % of
     Average Net Assets                N/A           N/A           N/A                 1.35%          N/A           N/A
   Total Return                        N/A           N/A           N/A               -15.87%          N/A           N/A

               1999
   Units                                                                              2,198             0             0
   Unit Value                                                                   $     20.96   $      0.00   $      0.00
                                                                                -------------- ------------- -------------
   Net Assets                         Division was not available                $    46,076   $         0   $         0

   Expenses as a % of
     Average Net Assets                                                                1.35%          N/A           N/A
   Total Return                                                                       28.03%          N/A           N/A

               1998
   Units                                                                              1,624             0             0
   Unit Value                                                                   $     16.35   $      0.00   $      0.00
                                                                                -------------- ------------- -------------
   Net Assets                         Division was not available                $    26,547   $         0   $         0

   Expenses as a % of
     Average Net Assets                                                                1.35%          N/A           N/A
   Total Return                                                                       30.50%          N/A           N/A

               1997
   Units                                                                                695             0             0
   Unit Value                                                                   $     12.52   $      0.00   $      0.00
                                                                                -------------- ------------- -------------
   Net Assets                         Division was not available                $     8,699   $         0   $         0

   Expenses as a % of
     Average Net Assets                                                                1.35%          N/A           N/A
   Total Return                                                                       21.91%          N/A           N/A

                                   AIM V.I. Capital Appreciation Fund               AIM V.I. International Equity Fund
                                Retirement    Retirement    Retirement           Retirement    Retirement    Retirement
               2001                Plus          Power       Optimizer              Plus          Power       Optimizer
                               -------------- ------------- -------------       -------------- ------------- -------------
   Units                               876             0             0                    0           641             0
   Unit Value                  $     12.54   $      0.00   $      0.00          $      0.00   $      5.71   $     10.20
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $    10,998   $         0   $         0          $         0   $     3,661   $         0

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A                  N/A          1.59%         1.55%
   Total Return                     -24.39%          N/A           N/A                  N/A        -24.75%         1.99%

               2000
   Units                             1,018             0             0                    0             0             0
   Unit Value                  $     16.57   $      0.00   $      0.00          $      0.00   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $    16,870   $         0   $         0          $         0   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A                  N/A           N/A           N/A
   Total Return                     -12.19%          N/A           N/A                  N/A           N/A           N/A

               1999
   Units                               742             0             0
   Unit Value                  $     18.86   $      0.00   $      0.00
                               -------------- ------------- -------------
   Net Assets                  $    13,990   $         0   $         0                 Division was not available

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A
   Total Return                      42.53%          N/A           N/A

               1998
   Units                               638             0             0
   Unit Value                  $     13.22   $      0.00   $      0.00
                               -------------- ------------- -------------              Division was not available
   Net Assets                  $     8,432   $         0   $         0

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A
   Total Return                      17.59%          N/A           N/A

               1997
   Units                               705             0             0
   Unit Value                  $     11.23   $      0.00   $      0.00
                               -------------- ------------- -------------
   Net Assets                  $     7,922   $         0   $         0                 Division was not available

   Expenses as a % of
     Average Net Assets               1.35%          N/A           N/A
   Total Return                      11.87%          N/A           N/A

                                         Davis Value Portfolio                       Total Return Bond Portfolio
                                Retirement    Retirement    Retirement           Retirement    Retirement    Retirement
               2001                Plus          Power       Optimizer              Plus          Power       Optimizer
                               -------------- ------------- -------------       -------------- ------------- -------------
   Units                               604           318             3                    0           929            17
   Unit Value                  $      9.28   $      8.56   $     10.76          $      0.00   $     11.43   $      9.93
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $     5,608   $     2,723   $        36          $         0   $    10,621   $       173

   Expenses as a % of
     Average Net Assets               1.35%         1.59%         1.55%                 N/A          1.59%         1.55%
   Total Return                     -11.69%       -11.82%         7.56%                 N/A          6.67%        -0.71%

               2000
   Units                                 0             0             0                    0             0             0
   Unit Value                  $      0.00   $      0.00   $      0.00          $      0.00   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $         0   $         0   $         0          $         0   $         0   $         0

   Expenses as a % of
     Average Net Assets                N/A           N/A           N/A                  N/A           N/A           N/A
   Total Return                        N/A           N/A           N/A                  N/A           N/A           N/A

               1999
   Units
   Unit Value

   Net Assets                         Division was not available                       Division was not available

   Expenses as a % of
     Average Net Assets
   Total Return

               1998
   Units
   Unit Value
                                      Division was not available                       Division was not available
   Net Assets

   Expenses as a % of
     Average Net Assets
   Total Return

               1997
   Units
   Unit Value

   Net Assets                         Division was not available                       Division was not available

   Expenses as a % of
     Average Net Assets
   Total Return

                                        Small Cap Value Portfolio                              Trend Series
                                Retirement    Retirement    Retirement           Retirement    Retirement    Retirement
               2001                Plus          Power       Optimizer              Plus          Power       Optimizer
                               -------------- ------------- -------------       -------------- ------------- -------------
   Units                                 0           380             9                    0            63             0
   Unit Value                  $      0.00   $     14.75   $     11.98          $      0.00   $      6.77   $     11.74
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $         0   $     5,604   $       112          $         0   $       429   $         0

   Expenses as a % of
     Average Net Assets                N/A          1.59%         1.55%                 N/A          1.59%         1.55%
   Total Return                        N/A         21.56%        19.78%                 N/A        -16.68%        17.41%

               2000
   Units                                 0             0             0                    0             0             0
   Unit Value                  $      0.00   $      0.00   $      0.00          $      0.00   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $         0   $         0   $         0          $         0   $         0   $         0

   Expenses as a % of
     Average Net Assets                N/A           N/A           N/A                  N/A           N/A           N/A
   Total Return                        N/A           N/A           N/A                  N/A           N/A           N/A

               1999
   Units
   Unit Value

   Net Assets                         Division was not available                       Division was not available

   Expenses as a % of
     Average Net Assets
   Total Return

               1998
   Units
   Unit Value
                                      Division was not available                       Division was not available
   Net Assets

   Expenses as a % of
     Average Net Assets
   Total Return

               1997
   Units
   Unit Value

   Net Assets                         Division was not available                       Division was not available

   Expenses as a % of
     Average Net Assets
   Total Return

                                       Emerging Growth Portfolio                          VP International Fund
                                Retirement    Retirement    Retirement           Retirement    Retirement    Retirement
               2001                Plus          Power       Optimizer              Plus          Power       Optimizer
                               -------------- ------------- -------------       -------------- ------------- -------------
   Units                                 0           121             4                  411             0             0
   Unit Value                  $      0.00   $      5.22   $     10.66          $      8.10   $      0.00   $      0.00
                               -------------- ------------- -------------       -------------- ------------- -------------
   Net Assets                  $         0   $       629   $        37          $       333   $         0   $         0

   Expenses as a % of
     Average Net Assets                N/A          1.59%         1.55%                1.35%          N/A           N/A
   Total Return                        N/A        -32.58%         6.58%              -19.06%          N/A           N/A

               2000
   Units                                 0             0             0
   Unit Value                  $      0.00   $      0.00   $      0.00
                               -------------- ------------- -------------
   Net Assets                  $         0   $         0   $         0                 Division was not available

   Expenses as a % of
     Average Net Assets                N/A           N/A           N/A
   Total Return                        N/A           N/A           N/A

               1999
   Units
   Unit Value

   Net Assets                         Division was not available                       Division was not available

   Expenses as a % of
     Average Net Assets
   Total Return

               1998
   Units
   Unit Value
                                      Division was not available                       Division was not available
   Net Assets

   Expenses as a % of
     Average Net Assets
   Total Return

               1997
   Units
   Unit Value

   Net Assets                         Division was not available                       Division was not available

   Expenses as a % of
     Average Net Assets
   Total Return


7. UNITS ISSUED AND REDEEMED

   Units issued and redeemed during 2001 and 2000 were as follows:

   (In thousands)

                                          Domestic Money Market Fund                            Core Bond Focus Fund
                                   Retirement  Retirement  Retirement                Retirement  Retirement  Retirement
                                      Plus        Power     Optimizer    Total          Plus        Power     Optimizer    Total
                                   ----------  ----------  ----------  ----------    ----------  ----------  ----------  ----------

   Outstanding at January 1, 2000       2,623           0           0      2,623          2,879           0           0      2,879
   Activity during 2000:
        Issued                          2,634           0           0      2,634            225           0           0        225
        Redeemed                       (2,790)          0           0     (2,790)          (539)          0           0       (539)
                                   ----------  ----------  ----------  ----------    ----------  ----------  ----------  ----------

   Outstanding at December 31, 2000     2,467           0           0      2,467          2,565           0           0      2,565
   Activity during 2001:
        Issued                          2,224      17,240         120     19,584            688           0           0        688
        Redeemed                       (1,996)    (15,813)        (71)   (17,880)          (213)          0           0       (213)
                                   ----------  ----------  ----------  ----------    ----------  ----------  ----------  ----------

   Outstanding at December 31, 2001     2,695       1,427          49      4,171          3,040           0           0      3,040
                                   ==========  ==========  ==========  ==========    ==========  ==========  ==========  ==========



                                         High Current Income Fund                            Large Cap Core Focus Fund
                                   Retirement  Retirement  Retirement                Retirement  Retirement  Retirement
                                      Plus        Power     Optimizer    Total          Plus        Power     Optimizer    Total
                                   ----------  ----------  ----------  ----------    ----------  ----------  ----------  ----------

   Outstanding at January 1, 2000       1,879           0           0      1,879          2,191           0           0      2,191
   Activity during 2000:
        Issued                            148           0           0        148             68           0           0         68
        Redeemed                         (300)          0           0       (300)          (208)          0           0       (208)
                                   ----------  ----------  ----------  ----------    ----------  ----------  ----------  ----------

   Outstanding at December 31, 2000     1,727           0           0      1,727          2,051           0           0      2,051
   Activity during 2001:
        Issued                             74           0           0         74             62           0           0         62
        Redeemed                         (298)          0           0       (298)          (246)          0           0       (246)
                                   ----------  ----------  ----------  ----------    ----------  ----------  ----------  ----------

   Outstanding at December 31, 2001     1,503           0           0      1,503          1,867           0           0      1,867
                                   ==========  ==========  ==========  ==========    ==========  ==========  ==========  ==========

                                           Small Cap Value Focus Fund                        American Balanced Fund
                                   Retirement  Retirement  Retirement                Retirement  Retirement  Retirement
                                      Plus        Power     Optimizer    Total          Plus        Power     Optimizer    Total
                                   ----------  ----------  ----------  ----------    ----------  ----------  ----------  ----------

   Outstanding at January 1, 2000       1,677           0           0      1,677            703           0           0        703
   Activity during 2000:
        Issued                            182           0           0        182              0           0           0          0
        Redeemed                         (141)          0           0       (141)          (116)          0           0       (116)
                                   ----------  ----------  ----------  ----------    ----------  ----------  ----------  ----------

   Outstanding at December 31, 2000     1,718           0           0      1,718            587           0           0        587
   Activity during 2001:
        Issued                            212           0           0        212            137           0           0        137
        Redeemed                         (259)          0           0       (259)           (90)          0           0        (90)
                                   ----------  ----------  ----------  ----------    ----------  ----------  ----------  ----------

   Outstanding at December 31, 2001     1,671           0           0      1,671            634           0           0        634
                                   ==========  ==========  ==========  ==========    ==========  ==========  ==========  ==========

                                          Natural Resources Focus Fund                      Global Allocation Focus Fund
                                   Retirement  Retirement  Retirement                Retirement  Retirement  Retirement
                                      Plus        Power     Optimizer    Total          Plus        Power     Optimizer    Total
                                   ----------  ----------  ----------  ----------    ----------  ----------  ----------  ----------

   Outstanding at January 1, 2000          53           0           0         53          2,343           0           0      2,343
   Activity during 2000:
        Issued                              0           0           0          0             42           0           0         42
        Redeemed                           (4)          0           0         (4)          (301)          0           0       (301)
                                   ----------  ----------  ----------  ----------    ----------  ----------  ----------  ----------

   Outstanding at December 31, 2000        49           0           0         49          2,084           0           0      2,084
   Activity during 2001:
        Issued                              0           0           0          0             27           0           0         27
        Redeemed                           (9)          0           0         (9)          (289)          0           0       (289)
                                   ----------  ----------  ----------  ----------    ----------  ----------  ----------  ----------

   Outstanding at December 31, 2001        40           0           0         40          1,822           0           0      1,822
                                   ==========  ==========  ==========  ==========    ==========  ==========  ==========  ==========

                                       Utilities & Telecom Focus Fund                          International Equity Focus Fund
                                   Retirement  Retirement  Retirement                Retirement  Retirement  Retirement
                                      Plus        Power     Optimizer    Total          Plus        Power     Optimizer    Total
                                   ----------  ----------  ----------  ----------    ----------  ----------  ----------  ----------

   Outstanding at January 1, 2000         356           0           0        356            765           0           0        765
   Activity during 2000:
        Issued                              0           0           0          0              0           0           0          0
        Redeemed                          (48)          0           0        (48)           (88)          0           0        (88)
                                   ----------  ----------  ----------  ----------    ----------  ----------  ----------  ----------

   Outstanding at December 31, 2000       308           0           0        308            677           0           0        677
   Activity during 2001:
        Issued                              0           0           0          0              0           0           0          0
        Redeemed                          (41)          0           0        (41)          (677)          0           0       (677)
                                   ----------  ----------  ----------  ----------    ----------  ----------  ----------  ----------

   Outstanding at December 31, 2001       267           0           0        267              0           0           0          0
                                   ==========  ==========  ==========  ==========    ==========  ==========  ==========  ==========

                                              Global Bond Focus Fund                       Basic Value Focus Fund
                                   Retirement  Retirement  Retirement                Retirement  Retirement  Retirement
                                      Plus        Power     Optimizer    Total          Plus        Power     Optimizer    Total
                                   ----------  ----------  ----------  ----------    ----------  ----------  ----------  ----------

   Outstanding at January 1, 2000         267           0           0        267          2,506           0           0      2,506
   Activity during 2000:
        Issued                              0           0           0          0            350           0           0        350
        Redeemed                          (47)          0           0        (47)          (327)          0           0       (327)
                                   ----------  ----------  ----------  ----------    ----------  ----------  ----------  ----------

   Outstanding at December 31, 2000       220           0           0        220          2,529           0           0      2,529
   Activity during 2001:
        Issued                              0           0           0          0            344         595          10        949
        Redeemed                          (34)          0           0        (34)          (233)       (273)         (3)      (509)
                                   ----------  ----------  ----------  ----------    ----------  ----------  ----------  ----------

   Outstanding at December 31, 2001       186           0           0        186          2,640         322           7      2,969
                                   ==========  ==========  ==========  ==========    ==========  ==========  ==========  ==========

                                               Government Bond Fund                      Developing Capital Markets Focus Fund
                                   Retirement  Retirement  Retirement                Retirement  Retirement  Retirement
                                      Plus        Power     Optimizer    Total          Plus        Power     Optimizer    Total
                                   ----------  ----------  ----------  ----------    ----------  ----------  ----------  ----------

   Outstanding at January 1, 2000       1,843           0           0      1,843            556           0           0        556
   Activity during 2000:
        Issued                            217           0           0        217            154           0           0        154
        Redeemed                         (417)          0           0       (417)          (370)          0           0       (370)
                                   ----------  ----------  ----------  ----------    ----------  ----------  ----------  ----------

   Outstanding at December 31, 2000     1,643           0           0      1,643            340           0           0        340
   Activity during 2001:
        Issued                            356         824          12      1,192             29           0           0         29
        Redeemed                         (243)        (33)          0       (276)           (67)          0           0        (67)
                                   ----------  ----------  ----------  ----------    ----------  ----------  ----------  ----------

   Outstanding at December 31, 2001     1,756         791          12      2,559            302           0           0        302
                                   ==========  ==========  ==========  ==========    ==========  ==========  ==========  ==========

                                                  Index 500 Fund                              Global Growth Focus Fund
                                   Retirement  Retirement  Retirement                Retirement  Retirement  Retirement
                                      Plus        Power     Optimizer    Total          Plus        Power     Optimizer    Total
                                   ----------  ----------  ----------  ----------    ----------  ----------  ----------  ----------

   Outstanding at January 1, 2000       2,180           0           0      2,180            796           0           0        796
   Activity during 2000:
        Issued                            241           0           0        241            658           0           0        658
        Redeemed                         (216)          0           0       (216)           (31)          0           0        (31)
                                   ----------  ----------  ----------  ----------    ----------  ----------  ----------  ----------

   Outstanding at December 31, 2000     2,205           0           0      2,205          1,423           0           0      1,423
   Activity during 2001:
        Issued                            279         461           6        746            142           0           0        142
        Redeemed                         (371)         (6)          0       (377)          (690)          0           0       (690)
                                   ----------  ----------  ----------  ----------    ----------  ----------  ----------  ----------

   Outstanding at December 31, 2001     2,113         455           6      2,574            875           0           0        875
                                   ==========  ==========  ==========  ==========    ==========  ==========  ==========  ==========


                                          Balanced Capital Focus Fund                       Focus Twenty Select Fund
                                   Retirement  Retirement  Retirement                Retirement  Retirement  Retirement
                                      Plus        Power     Optimizer    Total          Plus        Power     Optimizer    Total
                                   ----------  ----------  ----------  ----------    ----------  ----------  ----------  ----------

   Outstanding at January 1, 2000         165           0           0        165              0           0           0          0
   Activity during 2000:
        Issued                             50           0           0         50            769           0           0        769
        Redeemed                          (25)          0           0        (25)           (39)          0           0        (39)
                                   ----------  ----------  ----------  ----------    ----------  ----------  ----------  ----------

   Outstanding at December 31, 2000       190           0           0        190            730           0           0        730
   Activity during 2001:
        Issued                             62           0           0         62            325           0           0        325
        Redeemed                         (252)          0           0       (252)          (607)          0           0       (607)
                                   ----------  ----------  ----------  ----------    ----------  ----------  ----------  ----------

   Outstanding at December 31, 2001         0           0           0          0            448           0           0        448
                                   ==========  ==========  ==========  ==========    ==========  ==========  ==========  ==========

                                          Large Cap Value Focus Fund                        Fundamental Growth Focus Fund
                                   Retirement  Retirement  Retirement                Retirement  Retirement  Retirement
                                      Plus        Power     Optimizer    Total          Plus        Power     Optimizer    Total
                                   ----------  ----------  ----------  ----------    ----------  ----------  ----------  ----------

   Outstanding at January 1, 2000           0           0           0          0              0           0           0          0
   Activity during 2000:
        Issued                              0           0           0          0              0           0           0          0
        Redeemed                            0           0           0          0              0           0           0          0
                                   ----------  ----------  ----------  ----------    ----------  ----------  ----------  ----------

   Outstanding at December 31, 2000         0           0           0          0              0           0           0          0
   Activity during 2001:
        Issued                             83           0           0         83            707       2,286          10      3,003
        Redeemed                            0           0           0          0            (14)     (1,406)          0     (1,420)
                                   ----------  ----------  ----------  ----------    ----------  ----------  ----------  ----------

   Outstanding at December 31, 2001        83           0           0         83            693         880          10      1,583
                                   ==========  ==========  ==========  ==========    ==========  ==========  ==========  ==========

                                   Mercury HW International Value VIP Portfolio                 Large Cap Growth Focus Fund
                                   Retirement  Retirement  Retirement                Retirement  Retirement  Retirement
                                      Plus        Power     Optimizer    Total          Plus        Power     Optimizer    Total
                                   ----------  ----------  ----------  ----------    ----------  ----------  ----------  ----------

   Outstanding at January 1, 2000       1,805           0           0      1,805             76           0           0         76
   Activity during 2000:
        Issued                            603           0           0        603            226           0           0        226
        Redeemed                         (276)          0           0       (276)           (18)          0           0        (18)
                                   ----------  ----------  ----------  ----------    ----------  ----------  ----------  ----------

   Outstanding at December 31, 2000     2,132           0           0      2,132            284           0           0        284
   Activity during 2001:
        Issued                            902       5,885           3      6,790             62           0           0         62
        Redeemed                         (682)     (5,677)          0     (6,359)           (38)          0           0        (38)
                                   ----------  ----------  ----------  ----------    ----------  ----------  ----------  ----------

   Outstanding at December 31, 2001     2,352         208           3      2,563            308           0           0        308
                                   ==========  ==========  ==========  ==========    ==========  ==========  ==========  ==========

                                          2000 ML Select Ten V.I. Trust                     1999 ML Select Ten V.I. Trust
                                   Retirement  Retirement  Retirement                Retirement  Retirement  Retirement
                                      Plus        Power     Optimizer    Total          Plus        Power     Optimizer    Total
                                   ----------  ----------  ----------  ----------    ----------  ----------  ----------  ----------

   Outstanding at January 1, 2000           0           0           0          0            574           0           0        574
   Activity during 2000:
        Issued                            393           0           0        393             25           0           0         25
        Redeemed                         (103)          0           0       (103)          (599)          0           0       (599)
                                   ----------  ----------  ----------  ----------    ----------  ----------  ----------  ----------

   Outstanding at December 31, 2000       290           0           0        290              0           0           0          0
   Activity during 2001:
        Issued                             11           0           0         11              0           0           0          0
        Redeemed                         (301)          0           0       (301)             0           0           0          0
                                   ----------  ----------  ----------  ----------    ----------  ----------  ----------  ----------

   Outstanding at December 31, 2001         0           0           0          0              0           0           0          0
                                   ==========  ==========  ==========  ==========    ==========  ==========  ==========  ==========

                                               Quasar Portfolio                                  Premier Growth Portfolio
                                   Retirement  Retirement  Retirement                Retirement  Retirement  Retirement
                                      Plus        Power     Optimizer    Total          Plus        Power     Optimizer    Total
                                   ----------  ----------  ----------  ----------    ----------  ----------  ----------  ----------

   Outstanding at January 1, 2000         519           0           0        519          3,581           0           0      3,581
   Activity during 2000:
        Issued                            660           0           0        660            620           0           0        620
        Redeemed                          (68)          0           0        (68)          (402)          0           0       (402)
                                   ----------  ----------  ----------  ----------    ----------  ----------  ----------  ----------

   Outstanding at December 31, 2000     1,111           0           0      1,111          3,799           0           0      3,799
   Activity during 2001:
        Issued                            141           0           0        141            126         284           7        417
        Redeemed                         (254)          0           0       (254)          (504)        (38)          0       (542)
                                   ----------  ----------  ----------  ----------    ----------  ----------  ----------  ----------

   Outstanding at December 31, 2001       998           0           0        998          3,421         246           7      3,674
                                   ==========  ==========  ==========  ==========    ==========  ==========  ==========  ==========

                                            Growth & Income Portfolio                             Technology Portfolio
                                   Retirement  Retirement  Retirement                Retirement  Retirement  Retirement
                                      Plus        Power     Optimizer    Total          Plus        Power     Optimizer    Total
                                   ----------  ----------  ----------  ----------    ----------  ----------  ----------  ----------

   Outstanding at January 1, 2000           0           0           0          0              0           0           0          0
   Activity during 2000:
        Issued                              0           0           0          0              0           0           0          0
        Redeemed                            0           0           0          0              0           0           0          0
                                   ----------  ----------  ----------  ----------    ----------  ----------  ----------  ----------

   Outstanding at December 31, 2000         0           0           0          0              0           0           0          0
   Activity during 2001:
        Issued                              0         790          15        805            294           0           0        294
        Redeemed                            0        (330)          0       (330)            (5)          0           0         (5)
                                   ----------  ----------  ----------  ----------    ----------  ----------  ----------  ----------

   Outstanding at December 31, 2001         0         460          15        475            289           0           0        289
                                   ==========  ==========  ==========  ==========    ==========  ==========  ==========  ==========

                                           MFS Emerging Growth Series                            MFS Research Series
                                   Retirement  Retirement  Retirement                Retirement  Retirement  Retirement
                                      Plus        Power     Optimizer    Total          Plus        Power     Optimizer    Total
                                   ----------  ----------  ----------  ----------    ----------  ----------  ----------  ----------

   Outstanding at January 1, 2000       1,525           0           0      1,525          1,278           0           0      1,278
   Activity during 2000:
        Issued                            532           0           0        532            586           0           0        586
        Redeemed                         (201)          0           0       (201)          (198)          0           0       (198)
                                   ----------  ----------  ----------  ----------    ----------  ----------  ----------  ----------

   Outstanding at December 31, 2000     1,856           0           0      1,856          1,666           0           0      1,666
   Activity during 2001:
        Issued                            115         241           0        356            100           0           0        100
        Redeemed                         (424)        (28)          0       (452)          (297)          0           0       (297)
                                   ----------  ----------  ----------  ----------    ----------  ----------  ----------  ----------

   Outstanding at December 31, 2001     1,547         213           0      1,760          1,469           0           0      1,469
                                   ==========  ==========  ==========  ==========    ==========  ==========  ==========  ==========

                                             MFS Investors Trust Series                             AIM V.I. Value Fund
                                   Retirement  Retirement  Retirement                Retirement  Retirement  Retirement
                                      Plus        Power     Optimizer    Total          Plus        Power     Optimizer    Total
                                   ----------  ----------  ----------  ----------    ----------  ----------  ----------  ----------

   Outstanding at January 1, 2000           0           0           0          0          2,198           0           0      2,198
   Activity during 2000:
        Issued                              0           0           0          0            449           0           0        449
        Redeemed                            0           0           0          0           (309)          0           0       (309)
                                   ----------  ----------  ----------  ----------    ----------  ----------  ----------  ----------

   Outstanding at December 31, 2000         0           0           0          0          2,338           0           0      2,338
   Activity during 2001:
        Issued                              0         139           2        141            199         370           2        571
        Redeemed                            0          (7)          0         (7)          (349)       (284)          0       (633)
                                   ----------  ----------  ----------  ----------    ----------  ----------  ----------  ----------

   Outstanding at December 31, 2001         0         132           2        134          2,188          86           2      2,276
                                   ==========  ==========  ==========  ==========    ==========  ==========  ==========  ==========

                                        AIM V.I. Capital Appreciation Fund                AIM V.I. International Equity Fund
                                   Retirement  Retirement  Retirement                Retirement  Retirement  Retirement
                                      Plus        Power     Optimizer    Total          Plus        Power     Optimizer    Total
                                   ----------  ----------  ----------  ----------    ----------  ----------  ----------  ----------

   Outstanding at January 1, 2000         742           0           0        742              0           0           0          0
   Activity during 2000:
        Issued                            341           0           0        341              0           0           0          0
        Redeemed                          (65)          0           0        (65)             0           0           0          0
                                   ----------  ----------  ----------  ----------    ----------  ----------  ----------  ----------

   Outstanding at December 31, 2000     1,018           0           0      1,018              0           0           0          0
   Activity during 2001:
        Issued                             76           0           0         76              0      15,320           0     15,320
        Redeemed                         (218)          0           0       (218)             0     (14,679)          0    (14,679)
                                   ----------  ----------  ----------  ----------    ----------  ----------  ----------  ----------

   Outstanding at December 31, 2001       876           0           0        876              0         641           0        641
                                   ==========  ==========  ==========  ==========    ==========  ==========  ==========  ==========

                                               Davis Value Fund                                Total Return Bond Portfolio
                                   Retirement  Retirement  Retirement                Retirement  Retirement  Retirement
                                      Plus        Power     Optimizer    Total          Plus        Power     Optimizer    Total
                                   ----------  ----------  ----------  ----------    ----------  ----------  ----------  ----------

   Outstanding at January 1, 2000           0           0           0          0              0           0           0          0
   Activity during 2000:
        Issued                              0           0           0          0              0           0           0          0
        Redeemed                            0           0           0          0              0           0           0          0
                                   ----------  ----------  ----------  ----------    ----------  ----------  ----------  ----------

   Outstanding at December 31, 2000         0           0           0          0              0           0           0          0
   Activity during 2001:
        Issued                            612         323           3        938              0       1,282          20      1,302
        Redeemed                           (8)         (5)          0        (13)             0        (353)         (3)      (356)
                                   ----------  ----------  ----------  ----------    ----------  ----------  ----------  ----------

   Outstanding at December 31, 2001       604         318           3        925              0         929          17        946
                                   ==========  ==========  ==========  ==========    ==========  ==========  ==========  ==========

                                              Small Cap Value Portfolio                               Trend Series
                                   Retirement  Retirement  Retirement                Retirement  Retirement  Retirement
                                      Plus        Power     Optimizer    Total          Plus        Power     Optimizer    Total
                                   ----------  ----------  ----------  ----------    ----------  ----------  ----------  ----------

   Outstanding at January 1, 2000           0           0           0          0              0           0           0          0
   Activity during 2000:
        Issued                              0           0           0          0              0           0           0          0
        Redeemed                            0           0           0          0              0           0           0          0
                                   ----------  ----------  ----------  ----------    ----------  ----------  ----------  ----------

   Outstanding at December 31, 2000         0           0           0          0              0           0           0          0
   Activity during 2001:
        Issued                              0         473           9        482              0          71           0         71
        Redeemed                            0         (93)          0        (93)             0          (8)          0         (8)
                                   ----------  ----------  ----------  ----------    ----------  ----------  ----------  ----------

   Outstanding at December 31, 2001         0         380           9        389              0          63           0         63
                                   ==========  ==========  ==========  ==========    ==========  ==========  ==========  ==========

                                             Emerging Growth Portfolio                         VP International Fund
                                   Retirement  Retirement  Retirement                Retirement  Retirement  Retirement
                                      Plus        Power     Optimizer    Total          Plus        Power     Optimizer    Total
                                   ----------  ----------  ----------  ----------    ----------  ----------  ----------  ----------

   Outstanding at January 1, 2000           0           0           0          0              0           0           0          0
   Activity during 2000:
        Issued                              0           0           0          0              0           0           0          0
        Redeemed                            0           0           0          0              0           0           0          0
                                   ----------  ----------  ----------  ----------    ----------  ----------  ----------  ----------

   Outstanding at December 31, 2000         0           0           0          0              0           0           0          0
   Activity during 2001:
        Issued                              0         974           4        978            412           0           0        412
        Redeemed                            0        (853)          0       (853)            (1)          0           0         (1)
                                   ----------  ----------  ----------  ----------    ----------  ----------  ----------  ----------

   Outstanding at December 31, 2001         0         121           4        125            411           0           0        411
                                   ==========  ==========  ==========  ==========    ==========  ==========  ==========  ==========


8. Allocation of Income to Series
   The following table presents income by investment division for the year ended December 31, 2001:

                                                                   Retirement       Retirement       Retirement
   (In thousands)                                                     Plus            Power           Optimizer         Total
                                 2001                            ---------------- ---------------- ---------------- ----------------
   Investments in Merrill Lynch Variable Series Funds, Inc.:
     Domestic Money Market Fund                                  $           870  $           109  $             0  $           979
     Core Bond Focus Fund                                                  2,169                0                0            2,169
     High Current Income Fund                                                726                0                0              726
     Large Cap Core Focus Fund                                            (4,585)               0                0           (4,585)
     Small Cap Value Focus Fund                                           11,320                0                0           11,320
     American Balanced Fund                                               (1,051)               0                0           (1,051)
     Natural Resources Focus Fund                                            (94)               0                0              (94)
     Global Allocation Focus Fund                                         (3,733)               0                0           (3,733)
     Utilities and Telecommunications Focus Fund                            (907)               0                0             (907)
     International Equity Focus Fund                                        (801)               0                0             (801)
     Global Bond Focus Fund                                                 (112)               0                0             (112)
     Basic Value Focus Fund                                                1,859              450                2            2,311
     Government Bond Fund                                                  1,377               56                0            1,433
     Developing Capital Markets Focus Fund                                   (22)               0                0              (22)
     Index 500 Fund                                                       (5,335)             (18)              (1)          (5,354)
     Global Growth Focus Fund                                             (4,401)               0                0           (4,401)
     Balanced Capital Focus Fund                                             (86)               0                0              (86)
     Focus Twenty Select Fund                                             (4,319)               0                0           (4,319)
     Large Cap Value Focus Fund                                               12                0                0               12
     Fundamental Growth Focus Fund                                            26               25                0               51

   Investments in Mercury HW Variable Trust:
     Mercury HW International Value VIP Portfolio                         (4,553)             336                0           (4,217)

   Investments in Mercury V.I. Funds, Inc.:
     Large Cap Growth Focus Fund                                            (319)               0                0             (319)

   Investments in Defined Asset Funds, Equity Investor Fund:
     2000 ML Select Ten V.I. Trust                                            73                0                0               73

   Investments in Alliance Variable Products Series Fund, Inc.:
     Quasar Portfolio                                                     (1,509)               0                0           (1,509)
     Premier Growth Portfolio                                            (14,483)             (11)               1          (14,493)
     Growth and Income Portfolio                                               0             (360)               2             (358)
     Technology Portfolio                                                     53                0                0               53

   Investments in MFS Variable Insurance Trust:
     MFS Emerging Growth Series                                          (13,533)              13                0          (13,520)
     MFS Research Series                                                  (6,263)               0                0           (6,263)
     MFS Investor Trust Series                                                 0              (48)               0              (48)

   Investments in AIM Variable Insurance Funds, Inc.:
     AIM V.I. Value Fund                                                  (5,503)             (26)               0           (5,529)
     AIM V.I. Capital Appreciation Fund                                   (3,971)               0                0           (3,971)
     AIM V.I. International Equity Fund                                        0              265                0              265

   Investment in Davis Variable Account Fund, Inc.:
     Davis Value Portfolio                                                    36              (42)               1               (5)

   Investment in PIMCO Variable Insurance Trust:
     Total Return Bond Portfolio                                               0              303                0              303

   Investment in Seligman Portfolios, Inc.:
     Small Cap Value Portfolio                                                 0              886                3              889

   Investment in Delaware Group Premium Fund:
     Trend Series                                                              0               31                0               31

   Investment in Van Kampen Life Investment Trust:
     Emerging Growth Portfolio                                                 0             (900)               0             (900)

   Investment in American Century Variable Portfolios, Inc.:
     VP International Fund                                                    56                0                0               56

8. Allocation of Income to Series (continued)
   The following table presents income by investment division for the year ended December 31, 2000:

   (In thousands)                                                   Retirement       Retirement       Retirement
                                 2000                                  Plus            Power           Optimizer         Total
                                                                 ---------------- ---------------- ---------------- ----------------
   Investments in Merrill Lynch Variable Series Funds, Inc.:
     Domestic Money Market Fund                                  $         1,464  $             0  $             0  $         1,464
     Core Bond Focus Fund                                                  3,372                0                0            3,372
     High Current Income Fund                                             (2,513)               0                0           (2,513)
     Large Cap Core Focus Fund                                            (6,592)               0                0           (6,592)
     Small Cap Value Focus Fund                                            4,526                0                0            4,526
     American Balanced Fund                                                 (337)               0                0             (337)
     Natural Resources Focus Fund                                            236                0                0              236
     Global Allocation Focus Fund                                         (4,806)               0                0           (4,806)
     Utilities and Telecommunications Focus Fund                            (292)               0                0             (292)
     International Equity Focus Fund                                      (2,176)               0                0           (2,176)
     Global Bond Focus Fund                                                  (45)               0                0              (45)
     Basic Value Focus Fund                                                7,081                0                0            7,081
     Government Bond Fund                                                  2,240                0                0            2,240
     Developing Capital Markets Focus Fund                                (1,780)               0                0           (1,780)
     Index 500 Fund                                                       (4,644)               0                0           (4,644)
     Global Growth Focus Fund                                             (3,127)               0                0           (3,127)
     Balanced Capital Focus Fund                                              97                0                0               97
     Focus Twenty Select Fund                                             (1,159)               0                0           (1,159)

   Investments in Mercury HW Variable Trust:
   InMercury HW International Value VIP Portfolio                            398                0                0              398

   Investments in Mercury V.I. Funds, Inc.:
     Large Cap Growth Focus Fund                                            (446)               0                0             (446)

   Investments in Defined Asset Funds, Equity Investor Fund:
     2000 ML Select Ten V.I. Trust                                           406                0                0              406
     1999 ML Select Ten V.I. Trust                                          (209)               0                0             (209)

   Investments in Alliance Variable Products Series Fund, Inc.:
     Quasar Portfolio                                                       (702)               0                0             (702)
     Premier Growth Portfolio                                            (17,732)               0                0          (17,732)

   Investments in MFS Variable Insurance Trust:
     MFS Emerging Growth Series                                          (10,149)               0                0          (10,149)
     MFS Research Series                                                  (2,166)               0                0           (2,166)

   Investments in AIM Variable Insurance Funds, Inc.:
     AIM V.I. Value Fund                                                  (7,737)               0                0           (7,737)
     AIM V.I. Capital Appreciation Fund                                   (2,689)               0                0           (2,689)


INDEPENDENT AUDITORS' REPORT


To the Board of Directors of
ML Life Insurance Company of New York:

We have audited the accompanying statement of assets and liabilities of ML of New York Variable Annuity Separate Account B, comprised of the Reserve Assets Fund, as of December 31, 2001 and the related statements of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of ML Life Insurance Company of New York. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund securities owned at December 31, 2001. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of ML of New York Variable Annuity Separate Account B Reserve Assets Fund, as of December 31, 2001, the results of its operations and the changes in its net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.




Deloitte & Touche, LLP
New York, New York

March 1, 2002

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT B
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001

==================================================================================================================================
                                                                                                                    Reserve
                                                                                                                     Assets
                                                                                                                      Fund
(In thousands, except unit values)                                                                          ======================


Assets
   Investments in Merrill Lynch Variable Series Funds, Inc. (Note 1):
      Reserve Assets Fund, 836 shares
         (Cost $836)                                                                                        $                 836
                                                                                                            ----------------------

Total Net Assets                                                                                            $                 836
                                                                                                            ======================


Net Assets
   Accumulation Units                                                                                       $                 836
                                                                                                            ======================

   Units Outstanding (Note 7)                                                                                                  58
                                                                                                            ======================

   Unit Value                                                                                               $               14.53
                                                                                                            ======================


See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT B
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

==================================================================================================================================

                                                                                     =============================================
                                                                                                   Reserve Assets Fund

                                                                                               2000                   1999
(In thousands)                                                                       ====================== ======================

Investment Income:
 Reinvested Dividends  (Note 2)                                                      $                  38  $                  71
 Mortality and Expense Charges (Note 3)                                                                 (6)                    (8)
                                                                                     ---------------------- ----------------------
  Net Investment Income                                                                                 32                     63
                                                                                     ---------------------- ----------------------

Net Increase in Net Assets
 Resulting from Operations                                                                              32                     63
                                                                                     ---------------------- ----------------------
Contract Transactions:
 Premiums Received from Contract Owners                                                                  0                    114
 Contract Owner Withdrawals                                                                         (3,645)                (4,471)
 Transfers In (Note 4)                                                                               3,276                  4,311
                                                                                     ---------------------- ----------------------
  Net Decrease in Net Assets
   Resulting from Contract Transactions                                                               (369)                   (46)
                                                                                     ---------------------- ----------------------
Total Increase (Decrease) in Net Assets                                                               (337)                    17
Net Assets, Beginning of Period                                                                      1,173                  1,156
                                                                                     ---------------------- ----------------------
Net Assets, End of Period                                                            $                 836  $               1,173
                                                                                     ====================== ======================


See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT B
ML LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

   ML of New York Variable Annuity Separate Account B ("Separate Account B"), a separate account of ML Life Insurance Company of New York ("ML of New York"), was established to support ML of New York's operations with respect to certain variable annuity contracts ("Contracts"). Separate Account B is governed by New York State Insurance Law. ML of New York is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co."). Separate Account B is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and consists of one investment division. The investment division invests in the shares of the Reserve Assets Fund portfolio of the Merrill Lynch Variable Series Funds, Inc. The investment advisor to the Reserve Assets Fund portfolio is Merrill Lynch Investment Managers, L.P. ("MLIM"), an indirect subsidiary of Merrill Lynch & Co.

   The assets of Separate Account B are registered in the name of ML of New York. Separate Account B's assets are not chargeable with liabilities arising out of any other business ML of New York may conduct.

   The  change in net assets accumulated in Separate Account
   B provides the basis for the periodic determination of the amount of increased or decreased benefits under the Contracts.

   The  net  assets may not be less than the amount required
   under  New York State Insurance Law to provide for  death
   benefits   (without regard to the minimum  death  benefit
   guarantee) and other Contract benefits.

2. SIGNIFICANT ACCOUNTING POLICIES

   The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America for variable annuity separate accounts registered as unit investment trusts. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Investments of the investment division are included in the statement of assets and liabilities at the net asset value of the shares held in the underlying fund, which values its investments at market value. Dividend income is recognized on the ex-dividend date. All dividends are automatically reinvested. Investment transactions are recorded on the trade date.

   The operations of Separate Account B are included in the Federal income tax return of ML of New York. Under the provisions of the Contracts, ML of New York has the right to charge Separate Account B for any Federal income tax attributable to Separate Account B. No charge is currently being made against Separate Account B for such tax since, under current tax law, ML of New York pays no tax on investment income and capital gains reflected in variable annuity contract reserves. However, ML of New York retains the right to charge for any Federal income tax incurred that is attributable to Separate Account B if the law is changed. Charges for state and local taxes, if any, attributable to Separate Account B may also be made.

3. CHARGES AND FEES

   ML of New York assumes mortality and expense risks related to Contracts investing in Separate Account B and deducts a daily charge at a rate of 0.65% (on an annual basis) of the net assets of Separate Account B to cover these risks.

   ML of New York deducts a contract maintenance charge of $40 for each Contract on each Contract's anniversary that occurs on or prior to the annuity date. It is also deducted when the Contract is surrendered if it is surrendered on any date other than a contract anniversary date. The contract maintenance charge is borne by Contract owners by redeeming accumulation units with a value equal to the charge. This charge is waived on all Contracts with a Contract value equal to or greater than $50,000 on the date the charge would otherwise be deducted, and in certain circumstances where multiple contracts are owned.

4. TRANSFERS IN

   Transfers  in  include  transfers  from  the   investment
   divisions of  ML  of New York Variable  Annuity  Separate
   Account A.

5. UNIT VALUES

   The following is a summary of unit values and units outstanding for variable annuity contracts and the expenses as a percentage of average net assets, excluding expenses of the underlying fund, for each of the five years in the period ended December 31, 2001. Total return calculations represent the effective yield for the seven day period ended December 31.

   Reserve Assets Fund
   -------------------                        Expenses
                             Net Assets      as a % of
                 Units   ------------------   Average    Total
   December 31, (000's)  Unit Value (000's)  Net Assets  Return
   ------------------------------------------------------------
     2001          58     $14.53    $  836      0.65%     1.00%
     2000          83      14.09     1,173      0.65      5.10
     1999          86      13.39     1,156      0.65      4.30
     1998          95      12.87     1,223      0.65      4.02
     1997          82      12.32     1,014      0.65      4.67

6. PURCHASES AND SALES OF INVESTMENTS

   The   cost  of  purchases  and  proceeds  from  sales  of
   investments for the year ended December 31, 2001 were as follows:

   (in thousands)
                             Purchases       Sales
                           ------------  ------------
   Reserve Assets Fund     $        278  $        615
                           ============  ============

7. UNITS ISSUED AND REDEEMED

   Units issued and redeemed by Separate Account B during 2001 and 2000 were as follows:

                                         Reserve
                                          Assets
                                           Fund
                                        =========
   (in thousands)

   Outstanding at January 1, 2000             86
   Activity during 2000:
     Issued                                   63
     Redeemed                                (66)
                                        ---------
   Outstanding at December 31, 2000           83
   Activity during 2001:
     Issued                                   17
     Redeemed                                (42)
                                        ---------
   Outstanding at December 31, 2001           58
                                        =========

INDEPENDENT AUDITORS' REPORT



The Board of Directors of
ML Life Insurance Company of New York:

We have audited the accompanying balance sheets of ML Life Insurance Company of New York (the "Company"), a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc., as of December 31, 2001 and 2000, and the related statements of earnings, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States of America.







Deloitte & Touche, LLP
New York, New York

February 25, 2002

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

BALANCE SHEETS
AS OF DECEMBER 31, 2001 AND 2000
(Dollars in thousands, except common stock par value and shares)
-------------------------------------------------------------------------------


ASSETS                                                  2001            2000
------                                                  ----            ----
INVESTMENTS:
Fixed maturity securities, at estimated fair value
(amortized cost: 2001 - $142,945; 2000 - $142,648)   $  143,731   $  140,657
Equity securities, at estimated fair value
(cost: 2001 - $11,871; 2000 - $18,313)                   11,650       17,695
Policy loans on insurance contracts                      92,967       90,367
                                                     ----------   ----------
Total Investments                                       248,348      248,719


CASH AND CASH EQUIVALENTS                                20,524       19,514
ACCRUED INVESTMENT INCOME                                 4,648        4,621
DEFERRED POLICY ACQUISITION COSTS                        30,915       30,195
FEDERAL INCOME TAXES - DEFERRED                              --          581
FEDERAL INCOME TAXES - CURRENT                               --           62
REINSURANCE RECEIVABLES                                     305        1,978
OTHER ASSETS                                              3,844        4,099
SEPARATE ACCOUNTS ASSETS                                993,056    1,035,626
                                                     ----------   ----------





TOTAL ASSETS                                         $1,301,640   $1,345,395
                                                     ==========   ==========







See accompanying notes to financial statements.

--------------------------------------------------------------------------------


LIABILITIES AND STOCKHOLDER'S EQUITY                             2001            2000
------------------------------------                             ----            ----
LIABILITIES:
   POLICYHOLDER LIABILITIES AND ACCRUALS:
      Policyholders' account balances                        $   231,016    $   239,140
      Claims and claims settlement expenses                        4,109          4,938
                                                             -----------    -----------
               Total policyholder liabilities and accruals       235,125        244,078

   OTHER POLICYHOLDER FUNDS                                        1,125            986
   FEDERAL INCOME TAXES - DEFERRED                                 2,752             --
   FEDERAL INCOME TAXES - CURRENT                                    295             --
   AFFILIATED PAYABLES - NET                                         459            926
   OTHER LIABILITIES                                                 981          2,176
   SEPARATE ACCOUNTS LIABILITIES                                 993,056      1,035,626
                                                             -----------    -----------
               Total Liabilities                               1,233,793      1,283,792
                                                             -----------    -----------

STOCKHOLDER'S EQUITY:
   Common stock, $10 par value - 220,000 shares
      authorized, issued and outstanding                           2,200          2,200
   Additional paid-in capital                                     52,310         52,310
   Retained earnings                                              14,476         10,147
   Accumulated other comprehensive loss                           (1,139)        (3,054)
                                                             -----------    -----------
               Total Stockholder's Equity                         67,847         61,603
                                                             -----------    -----------


TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                   $ 1,301,640    $ 1,345,395
                                                             ===========    ===========

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF EARNINGS
FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
(Dollars in thousands)
---------------------------------------------------------

                                                                    2001        2000        1999
                                                                    ----        ----        ----
REVENUES:
   Policy charge revenue                                          $ 18,723    $ 20,216    $ 17,046
   Net investment income                                            15,870      18,687      19,400
   Net realized investment losses                                   (2,477)        (98)     (3,100)
                                                                  --------    --------    --------

            Total Revenues                                          32,116      38,805      33,346
                                                                  --------    --------    --------

BENEFITS AND EXPENSES:
   Interest credited to policyholders' account balances             10,925      11,910      12,013
   Policy benefits (net of reinsurance recoveries: 2001 - $648;
     2000 - $2,419; 1999 - $542)                                     3,050       1,787         632
   Reinsurance premium ceded                                         1,947       2,011       1,822
   Amortization of deferred policy acquisition costs                 3,500       3,969       4,845
   Insurance expenses and taxes                                      4,820       4,147       4,195
                                                                  --------    --------    --------

            Total Benefits and Expenses                             24,242      23,824      23,507
                                                                  --------    --------    --------

            Earnings Before Federal Income Tax Provision             7,874      14,981       9,839
                                                                  --------    --------    --------

FEDERAL INCOME TAX PROVISION (BENEFIT):
   Current                                                           1,243       2,855       4,805
   Deferred                                                          2,302       1,979      (1,555)
                                                                  --------    --------    --------

            Total Federal Income Tax Provision                       3,545       4,834       3,250
                                                                  --------    --------    --------


NET EARNINGS                                                      $  4,329    $ 10,147    $  6,589
                                                                  ========    ========    ========



See accompanying notes to financial statements.

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF COMPREHENSIVE INCOME
FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
(Dollars in thousands)
-------------------------------------------------------------------------------


                                                                 2001      2000        1999
                                                                 ----      ----        ----
NET EARNINGS                                                  $  4,329    $ 10,147    $  6,589
                                                              --------    --------    --------

OTHER COMPREHENSIVE INCOME (LOSS):

   Net unrealized gains (losses) on
    available-for-sale securities:
     Net unrealized holding gains (losses)
       arising during the period                                   936       5,667     (14,221)
     Reclassification adjustment for losses
       included in net earnings                                  2,238         110       3,708
                                                              --------    --------    --------

     Net unrealized gains (losses) on investment securities      3,174       5,777     (10,513)

     Adjustments for:
              Policyholder liabilities                            (228)     (1,971)      3,496
              Deferred federal income taxes                     (1,031)     (1,332)      2,456
                                                              --------    --------    --------

   Total other comprehensive income (loss), net of tax           1,915       2,474      (4,561)
                                                              --------    --------    --------

COMPREHENSIVE INCOME                                          $  6,244    $ 12,621    $  2,028
                                                              ========    ========    ========




See accompanying notes to financial statements.

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF STOCKHOLDER'S EQUITY
FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
(Dollars in thousands)
-------------------------------------------------------------------------------


                                                                            Accumulated
                                                  Additional                    other          Total
                                       Common      paid-in      Retained    comprehensive   stockholder's
                                       stock       capital      earnings         loss          equity
                                    ----------------------------------------------------------------------
BALANCE, JANUARY 1, 1999            $  2,200      $ 66,259       $ 14,462       $   (967)      $ 81,954

   Net earnings                                                     6,589                         6,589
   Other comprehensive loss,
     net of tax                                                                   (4,561)        (4,561)
                                    --------      --------       --------       --------       --------

BALANCE, DECEMBER 31, 1999             2,200        66,259         21,051         (5,528)        83,982

   Dividend to parent                              (13,949)       (21,051)                      (35,000)
   Net earnings                                                    10,147                        10,147
   Other comprehensive income,
     net of tax                                                                    2,474          2,474
                                    --------      --------       --------       --------       --------

BALANCE, DECEMBER 31, 2000             2,200        52,310         10,147         (3,054)        61,603

   Net earnings                                                     4,329                         4,329
   Other comprehensive
     income, net of tax                                                            1,915          1,915
                                    --------      --------       --------       --------       --------

BALANCE, DECEMBER 31, 2001          $  2,200      $ 52,310       $ 14,476       $ (1,139)      $ 67,847
                                    ========      ========       ========       ========       ========







See accompanying notes to financial statements.

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
(Dollars in thousands)
-------------------------------------------------------------------------------


                                                                         2001           2000             1999
                                                                         ----           ----             ----
Cash Flows From Operating Activities:
  Net earnings                                                       $   4,329       $  10,147       $   6,589
  Noncash items included in earnings:
    Amortization of deferred policy acquisition costs                    3,500           3,969           4,845
    Capitalization of policy acquisition costs                          (4,220)         (4,461)         (4,806)
    Amortization of investments                                            307             343             429
    Interest credited to policyholders' account balances                10,925          11,910          12,013
    Provision (benefit) for deferred Federal income tax                  2,302           1,979          (1,555)
  (Increase) decrease in operating assets:
    Accrued investment income                                              (27)            369             (22)
    Federal income taxes - current                                          62             (62)             --
    Reinsurance receivables                                              1,673          (1,825)            499
    Other                                                                  255            (790)            952
  Increase (decrease) in operating liabilities:
    Claims and claims settlement expenses                                 (829)          1,176             776
    Other policyholder funds                                               139            (209)           (588)
    Federal income taxes - current                                         295          (1,420)             73
    Affiliated payables                                                   (467)           (104)           (223)
    Other                                                               (1,198)           (238)            290
  Other operating activities:
    Net realized investment losses (excluding gains on cash and
      cash equivalents)                                                  2,478              98           3,100
                                                                     ---------       ---------       ---------

      Net cash and cash equivalents provided by operating
      activities                                                        19,524          20,882          22,372
                                                                     ---------       ---------       ---------

Cash Flow From Investing Activities:
  Proceeds from (payments for):
    Sales of available-for-sale securities                              24,345           9,320         171,785
    Maturities of available-for-sale securities                         31,446          27,935          40,227
    Purchases of available-for-sale securities                         (52,428)        (12,859)       (189,067)
    Policy loans on insurance contracts                                 (2,600)         (2,202)            (82)
                                                                     ---------       ---------       ---------

      Net cash and cash equivalents provided by investing
      activities                                                           763          22,194          22,863
                                                                     ---------       ---------       ---------






See accompanying notes to financial statements.                   (Continued)

ML LIFE INSURANCE COMPANY OF NEW YORK
(a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)


STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999 (Continued)
(Dollars in thousands)
-------------------------------------------------------------------------------


                                                                          2001           2000              1999
                                                                          ----           ----              ----
Cash Flows from Financing Activities:
  Proceeds from (payments for):
    Dividends paid to parent                                           $      --       $ (35,000)      $      --
    Policyholder deposits                                                107,009          77,338          79,889
    Policyholder withdrawals (including transfers to/from
    separate accounts)                                                  (126,286)       (100,095)       (109,636)
                                                                       ---------       ---------       ---------

       Net cash and cash equivalents used by financing activities        (19,277)        (57,757)        (29,747)
                                                                       ---------       ---------       ---------

NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS                       1,010         (14,681)         15,488

CASH AND CASH EQUIVALENTS:
   Beginning of year                                                      19,514          34,195          18,707
                                                                       ---------       ---------       ---------

   End of year                                                         $  20,524       $  19,514       $  34,195
                                                                       =========       =========       =========

Supplementary Disclosure of Cash Flow Information:
   Cash paid to affiliates for:
     Federal income taxes                                              $     886       $   4,337       $   4,732
     Interest                                                                 64              91              85









See accompanying notes to financial statements.

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)
-------------------------------------------------------------------------------

NOTE 1.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   DESCRIPTION OF BUSINESS: ML Life Insurance Company of New York (the "Company") is a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc. ("MLIG"). The Company is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co."). The Company is domiciled in the State of New York.

   The Company sells non-participating life insurance and annuity products including variable life insurance, variable annuities, market value adjusted annuities and immediate annuities. The Company is licensed to sell insurance and annuities in nine states; however, it currently limits its marketing activities to the State of New York. The Company markets its products solely through the retail network of Merrill Lynch, Pierce, Fenner & Smith, Incorporated ("MLPF&S"), a wholly owned broker-dealer subsidiary of Merrill Lynch & Co.

   BASIS OF REPORTING: The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America and prevailing industry practices, both of which require management to make estimates that affect the reported amounts and disclosure of contingencies in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies and related judgements underlying the Company's financial statements are summarized below. In applying these policies, management makes subjective and complex judgements that frequently require estimates about matters that are inherently uncertain. Many of these policies are common in the insurance industry; others are specific to the Company's business and operations.

   For the purpose of reporting cashflows, cash and cash equivalents include cash on hand and on deposit and short-term investments with original maturities of three months or less.

   To facilitate comparisons with the current year, certain amounts in the prior years have been reclassified.

   REVENUE RECOGNITION: Revenues for variable annuity contracts consist of policy charges for mortality and expense risks, administration fees, and annual contract maintenance charges, as well as withdrawal charges assessed on contracts surrendered during the withdrawal charge period.

   Revenues for variable life insurance contracts consist of policy charges for mortality and expense risks, cost of insurance fees, and amortization of deferred sales charges, as well as withdrawal charges assessed on contracts surrendered during the withdrawal charge period.

   Revenues for interest-sensitive annuity contracts (market value adjusted annuities and immediate annuities) and interest-sensitive life insurance contracts (single premium whole life insurance - not currently marketed) consist of investment income and withdrawal charges assessed on contracts surrendered during the withdrawal charge period.

   INVESTMENTS: The Company's investments in fixed maturity and equity securities are classified as available-for-sale and are carried at estimated fair value with unrealized gains and losses included in stockholder's equity as a component of accumulated other comprehensive loss, net of tax. If management determines that a decline in the value of a security is other-than-temporary, based on the review of current market conditions and credit quality, the carrying value is adjusted to estimated fair value and the decline in value is recorded as a net realized investment loss.

   For fixed maturity securities, premiums are amortized to the earlier of the call or maturity date, discounts are accreted to the maturity date, and interest income is accrued daily. For equity securities, dividends are recognized on the dividend declaration date. Realized gains and losses on the sale or maturity of investments are determined on the basis of specific identification. Investment transactions are recorded on the trade date.

   Certain fixed maturity securities are considered non-investment grade. The Company defines non-investment grade fixed maturity securities as unsecured debt obligations that do not have a rating equivalent to Standard and Poor's (or similar rating agency) BBB- or higher.

   Policy loans on insurance contracts are stated at unpaid principal balances.

   DEFERRED POLICY ACQUISITION COSTS: Policy acquisition costs for life and annuity contracts are deferred and amortized based on the estimated future gross profits for each group of contracts. These future gross profit estimates are subject to periodic evaluation by the Company, with necessary revisions applied against amortization to date. The impact of these revisions on cumulative amortization is recorded as a charge or credit to current operations. It is reasonably possible that estimates of future gross profits could be reduced in the future, resulting in a material reduction in the carrying amount of deferred policy acquisition costs.

   Policy acquisition costs are principally commissions and a portion of certain other expenses relating to policy acquisition, underwriting and issuance that are primarily related to and vary with the production of new business. Insurance expenses and taxes reported in the statements of earnings are net of amounts deferred. Policy acquisition costs can also arise from the acquisition or reinsurance of existing inforce policies from other insurers. These costs include ceding commissions and professional fees related to the reinsurance assumed. The deferred costs are amortized in proportion to the estimated future gross profits over the anticipated life of the acquired insurance contracts utilizing an interest methodology.

   During 1990, the Company entered into an assumption reinsurance agreement with an unaffiliated insurer. The acquisition costs relating to this agreement are being amortized over a twenty-five year period using an effective interest rate of 7.5%. This reinsurance agreement provided for payment of contingent ceding commissions, for a ten year period, based upon the persistency and mortality experience of the insurance contracts assumed. Any payments made for the contingent ceding commissions were capitalized and amortized using an identical methodology as that used for the initial acquisition costs. The following is a reconciliation of the acquisition costs related to the reinsurance agreement for the years ended December 31:

                               2001           2000          1999
                               ----           ----          ----
   Beginning balance        $ 12,765       $ 12,396       $ 12,784
   Capitalized amounts            17          1,237          1,336
   Interest accrued              957            930            959
   Amortization               (2,398)        (1,798)        (2,683)
                            --------       --------       --------
   Ending balance           $ 11,341       $ 12,765       $ 12,396
                            ========       ========       ========


   The following table presents the expected amortization, net of interest accrued, of these deferred acquisition costs over the next five years. The amortization may be adjusted based on periodic evaluation of the expected gross profits on the reinsured policies.

                                   2002           $   664
                                   2003           $   660
                                   2004           $   684
                                   2005           $   724
                                   2006           $   806

   SEPARATE ACCOUNTS: Separate Accounts are established in conformity with New York State Insurance Law and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets may be subject to general claims of the Company only to the extent the value of such assets exceeds Separate Accounts liabilities.

   Net investment income and net realized and unrealized gains (losses) attributable to Separate Accounts assets accrue directly to the contract owner and are not reported as revenue in the Company's statements of earnings.

   Assets and liabilities of Separate Accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contract owners, are shown as separate captions in the balance sheets.

   POLICYHOLDERS' ACCOUNT BALANCES: Liabilities for the Company's universal life type contracts, including its life insurance and annuity products, are equal to the full accumulation value of such contracts as of the valuation date plus deficiency reserves for certain products. Interest-crediting rates for the Company's fixed-rate products are as follows:

   Interest-sensitive life products                4.00%
   Interest-sensitive deferred annuities           3.00% - 7.40%
   Immediate annuities                             3.00% - 8.80%

   These rates may be changed at the option of the Company after initial guaranteed rates expire, unless contracts are subject to minimum interest rate guarantees.

   CLAIMS AND CLAIMS SETTLEMENT EXPENSES: Liabilities for claims and claims settlement expenses equal the death benefit (plus accrued interest) for claims that have been reported to the Company but have not settled and an estimate, based upon prior experience, for unreported claims.

   INCOME TAXES: The results of operations of the Company are included in the consolidated Federal income tax return of Merrill Lynch & Co. The Company has entered into a tax-sharing agreement with Merrill Lynch & Co. whereby the Company will calculate its current tax provision based on its operations. Under the agreement, the Company periodically remits to Merrill Lynch & Co. its current federal income tax liability.

   The Company uses the asset and liability method in providing income taxes on all transactions that have been recognized in the financial statements. The asset and liability method requires that deferred taxes be adjusted to reflect the tax rates at which future taxable amounts will be settled or realized. The effects of tax rate changes on future deferred tax liabilities and deferred tax assets, as well as other changes in income tax laws, are recognized in net earnings in the period such changes are enacted. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized.

   Insurance companies are generally subject to taxes on premiums and in substantially all states are exempt from state income taxes.

   DERIVATIVES: On January 1, 2001, the Company adopted the provisions of SFAS No. 133, as amended, Accounting for Derivative Instruments and Hedging Activities ("SFAS No. 133"). SFAS No.133 requires the Company to recognize all derivatives as either assets or liabilities in the balance sheet and measure those instruments at fair value. At December 31, 2001, the fair value of derivatives was immaterial. The accounting treatment for changes in fair value for derivatives is dependent upon whether the derivative qualifies for hedge accounting. As defined by SFAS No. 133, the Company does not have any derivatives that qualify for hedge accounting and, as such, changes in fair value of the Company's derivative instruments are recorded in earnings. At December 31, 2001, the change in fair value of derivatives did not have a material impact on earnings.

NOTE 2.     ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

   Financial instruments are carried at fair value or amounts that approximate fair value. The carrying value of financial instruments as of December 31 were:

                                                       2001          2000
                                                  ------------   -------------
   Assets:
      Fixed maturity securities (1)                $  143,731      $  140,657
      Equity securities (1)                            11,650          17,695
      Policy loans on insurance contracts (2)          92,967          90,367
      Cash and cash equivalents (3)                    20,524          19,514
      Separate Accounts assets (4)                    993,056       1,035,626
                                                   ----------      ----------

   Total financial instruments                     $1,261,928      $1,303,859
                                                   ==========      ==========


   (1) For publicly traded securities, the estimated fair value is determined using quoted market prices. For securities without a readily ascertainable market value, the Company utilizes pricing services and broker quotes. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the balance sheets. At December 31, 2001 and 2000, securities without a readily ascertainable market value, having an amortized cost of $24,264 and $23,284, had an estimated fair value of $23,902 and $22,906, respectively.

   (2) The Company estimates the fair value of policy loans as equal to the book value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts, and the spread between the policy loan interest rate and the interest rate credited to the account value held as collateral is fixed.

   (3) The estimated fair value of cash and cash equivalents approximates the carrying value.

   (4) Assets held in Separate Accounts are carried at the net asset value provided by the fund managers.

NOTE 3.    INVESTMENTS

   The amortized cost and estimated fair value of investments in fixed maturity and equity securities as of December 31 were:


                                                                         2001
                                              ----------------------------------------------------------
                                                  Cost /          Gross        Gross       Estimated
                                                 Amortized     Unrealized   Unrealized        Fair
                                                   Cost           Gains        Losses         Value
                                              --------------  ------------ ------------   ------------
   Fixed maturity securities:
      Corporate debt securities                $115,846        $  2,011        $  2,214        $115,643
      Mortgage-backed securities                  2,668             192              --           2,860
      U.S. government and agencies               22,433             829               7          23,255
      Foreign governments                         1,998              --              25           1,973
                                               --------        --------        --------        --------

        Total fixed maturity securities        $142,945        $  3,032        $  2,246        $143,731
                                               ========        ========        ========        ========

   Equity securities:
      Non-redeemable preferred stocks          $ 11,699        $     --        $    191        $ 11,508
      Common stocks                                 172              --              30             142
                                               --------        --------        --------        --------

           Total equity securities             $ 11,871        $     --        $    221        $ 11,650
                                               ========        ========        ========        ========

                                                                         2000
                                              --------------------------------------------------------
                                                  Cost /        Gross          Gross       Estimated
                                                 Amortized    Unrealized     Unrealized       Fair
                                                   Cost         Gains          Losses        Value
                                              -------------- ------------   ------------ -------------
   Fixed maturity securities:
      Corporate debt securities                $109,101        $    594        $  2,314        $107,381
      Mortgage-backed securities                  3,904             190              59           4,035
      U.S. government and agencies               27,645             239             263          27,621
      Foreign governments                         1,998              --             378           1,620
                                               --------        --------        --------        --------

        Total fixed maturity securities        $142,648        $  1,023        $  3,014        $140,657
                                               ========        ========        ========        ========

   Equity securities:
      Non-redeemable preferred stocks          $ 18,141        $     --        $    588        $ 17,553
      Common stocks                                 172              --              30             142
                                               --------        --------        --------        --------

           Total equity securities             $ 18,313        $     --        $    618        $ 17,695
                                               ========        ========        ========        ========


   The amortized cost and estimated fair value of fixed maturity securities at December 31, 2001 by contractual maturity were:

                                                                      Estimated
                                                      Amortized         Fair
                                                         Cost           Value
                                                    -----------     ------------
   Fixed maturity securities:
      Due in one year or less                       $ 18,164        $ 18,145
      Due after one year through five years           75,401          76,356
      Due after five years through ten years          31,961          31,469
      Due after ten years                             14,751          14,901
                                                    --------        --------
                                                     140,277         140,871


      Mortgage-backed securities                       2,668           2,860
                                                    --------        --------

        Total fixed maturity securities             $142,945        $143,731
                                                    ========        ========

   Fixed maturity securities not due at a single maturity date have been included in the preceding table in the year of final maturity. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

   The amortized cost and estimated fair value of fixed maturity securities at December 31, 2001 by rating agency equivalent were:

                                                               Estimated
                                                Amortized         Fair
                                                  Cost           Value
                                               ---------      -----------
   AAA                                         $ 36,256        $ 37,108
   AA                                             4,464           4,260
   A                                             54,320          54,787
   BBB                                           42,863          42,753
   Non-investment grade                           5,042           4,823
                                               --------        --------

        Total fixed maturity securities        $142,945        $143,731
                                               ========        ========

   The Company has recorded certain adjustments to policyholders' account balances in conjunction with unrealized holding gains or losses on investments classified as available-for-sale. The Company adjusts those liabilities as if the unrealized holding gains or losses had actually been realized, with corresponding credits or charges reported in accumulated other comprehensive loss, net of taxes. The components of net unrealized gains (losses) included in accumulated other comprehensive loss as of December 31 were as follows:

                                                     2001               2000
                                                     ----               ----
   Assets:
      Fixed maturity securities                     $   786           $(1,991)
      Equity securities                                (221)             (618)
      Federal income taxes - deferred                    --             1,645
                                                    -------           -------
                                                        565              (964)
                                                    -------           -------

   Liabilities:
      Federal income taxes - deferred                  (614)               --
      Policyholders' account balances                 2,318             2,090
                                                    -------           -------
                                                      1,704             2,090
                                                    -------           -------

   Stockholder's equity:
      Accumulated other comprehensive loss          $(1,139)          $(3,054)
                                                    =======           =======


   Proceeds and gross realized investment gains and losses from the sale of available-for-sale securities for the years ended December 31 were:

                                            2001         2000          1999
                                            ----         ----          ----
   Proceeds                              $ 24,345      $  9,320      $171,785
   Gross realized investment gains            223            43         1,357
   Gross realized investment losses         2,701           141         4,457

   The Company had investment securities with a carrying value of $1,017 and $1,023 that were deposited with insurance regulatory authorities at December 31, 2001 and 2000, respectively.

   Excluding investments in U.S. Government and Agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturity securities portfolio.

   Net investment income arose from the following sources for the years ended December 31:

                                                   2001              2000               1999
                                                   ----              ----               ----
   Fixed maturity securities                    $  9,929           $ 10,643           $ 12,921
   Equity securities                               1,104              1,429              1,637
   Policy loans on insurance contracts             4,440              4,441              4,362
   Cash and cash equivalents                         760              2,635                932
   Other                                               1                  1                 29
                                                --------           --------           --------

   Gross investment income                        16,234             19,149             19,881
   Less investment expenses                         (364)              (462)              (481)
                                                --------           --------           --------

   Net investment income                        $ 15,870           $ 18,687           $ 19,400
                                                ========           ========           ========

   Net realized investment gains (losses), including other-than-temporary writedowns in carrying value, for the years ended December 31 were as follows:

                                            2001               2000              1999
                                            ----               ----              ----
   Fixed maturity securities               $(2,458)          $  (115)          $(1,938)
   Equity securities                           (20)               17            (1,162)
   Cash and cash equivalents                     1                --                --
                                           -------           -------           -------

   Net realized investment losses          $(2,477)          $   (98)          $(3,100)
                                           =======           =======           =======


NOTE 4.    FEDERAL INCOME TAXES

   The following is a reconciliation of the provision for income taxes based on earnings before federal income taxes, computed using the Federal statutory tax rate, versus the reported provision for income taxes for the years ended December 31:

                                                             2001        2000         1999
                                                             ----        ----         ----
   Provision for income taxes computed at Federal
   statutory rate                                           $ 2,756       $ 5,243       $ 3,444
   Increase (decrease) in income taxes resulting from:
         Interest adjustments                                   832            --            --
         Non-deductible fees                                     18            --            --
         Dividend received deduction                            (78)         (155)         (129)
         Foreign tax credit                                      17          (254)          (65)
                                                            -------       -------       -------
   Federal income tax provision                             $ 3,545       $ 4,834       $ 3,250
                                                            =======       =======       =======


   The Federal statutory rate for each of the three years in the period ended December 31, 2001 was 35%.

   The Company provides for deferred income taxes resulting from temporary differences that arise from recording certain transactions in different years for income tax reporting purposes than for financial reporting purposes. The sources of these differences and the tax effect of each are as follows:

                                                          2001         2000         1999
                                                          ----         ----         ----
   Deferred policy acquisition costs                    $   440      $   622      $   332
   Policyholders' account balances                        1,859        1,006         (793)
   Investment adjustments                                     3          351       (1,113)
   Other                                                     --           --           19
                                                        -------      -------      -------

   Deferred Federal income tax provision (benefit)      $ 2,302      $ 1,979      $(1,555)
                                                        =======      =======      =======


   Deferred tax assets and liabilities as of December 31 are determined as follows:

                                                         2001        2000
                                                         ----        ----
   Deferred tax assets:
      Policyholders' account balances                   $ 2,951       $ 4,810
      Investment adjustments                              1,384         1,387
      Net unrealized investment loss on investment
      securities                                            614         1,645
                                                        -------       -------
           Total deferred tax assets                      4,949         7,842
                                                        -------       -------
   Deferred tax liabilities:
      Deferred policy acquisition costs                   7,701         7,261
                                                        -------       -------

           Net deferred tax asset (liability)           $(2,752)      $   581
                                                        =======       =======

   The Company anticipates that all deferred tax assets will be realized, therefore no valuation allowance has been provided.

NOTE 5.    REINSURANCE

   In the normal course of business, the Company seeks to limit its exposure to loss on any single insured life and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under indemnity reinsurance agreements, primarily excess coverage and coinsurance agreements. The maximum amount of mortality risk retained by the Company is approximately $300 on single life policies and $500 on joint life policies.

   Indemnity reinsurance agreements do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company regularly evaluates the financial condition of its reinsurers so as to minimize its exposure to significant losses from reinsurer insolvencies. The Company holds collateral under reinsurance agreements in the form of letters of credit, trust agreements and funds withheld totaling $114 that can be drawn upon for delinquent reinsurance recoverables.

   As of December 31, 2001, the Company had the following life insurance in-force:

                                                                                   Percentage
                                         Ceded to      Assumed                     of amount
                           Gross          other       from other        Net         assumed to
                           amount       companies     companies       amount          net
                         -----------    ----------    ----------    -----------    ----------
      Life insurance
          in force      $  829,284    $  160,729    $  875,588    $1,544,143            57%

   The Company has entered into a reinsurance agreement with an unaffiliated insurer, whereby the Company assumes mortality risk, within certain limits, on a block of yearly renewable term life insurance contracts. To the extent that actual mortality experience is less than or greater than expected mortality, the Company pays/receives an experience refund to/from the reinsurer.

NOTE 6.    RELATED PARTY TRANSACTIONS

   The Company and MLIG are parties to a service agreement whereby MLIG has agreed to provide certain accounting, data processing, legal, actuarial, management, advertising and other services to the Company. Expenses incurred by MLIG, in relation to this service agreement, are reimbursed by the Company on an allocated cost basis. Charges billed to the Company by MLIG pursuant to the agreement were $4,963, $4,556 and $4,199 for 2001, 2000 and 1999 respectively. Charges attributable to this agreement are included in insurance expenses and taxes, except for investment related expenses, which are included in net investment income. The Company is allocated interest expense on its accounts payable to MLIG that approximates the daily Federal funds rate. Total intercompany interest incurred was $53, $69 and $54 for 2001, 2000 and 1999, respectively. Intercompany interest is included in net investment income. While management believes that these fees are calculated on a reasonable basis, they may not necessarily be indicative of the costs that would have been incurred on a stand-alone basis.

   The Company and Merrill Lynch Investment Managers, L.P. ("MLIM") are parties to a service agreement whereby MLIM has agreed to provide certain invested asset management services to the Company. The Company pays a fee to MLIM for these services through the MLIG service agreement. Charges attributable to this agreement and allocated to the Company by MLIG were $145, $156 and $149 for 2001, 2000 and 1999, respectively.

   The Company has a general agency agreement with Merrill Lynch Life Agency Inc. ("MLLA") whereby registered representatives of MLPF&S, who are the Company's licensed insurance agents, solicit applications for contracts to be issued by the Company. MLLA is paid commissions for the contracts sold by such agents. Commissions paid to MLLA were $3,910, $2,874 and $3,069 for 2001, 2000 and 1999, respectively. Substantially all of these commissions were capitalized as deferred policy acquisitions costs and are being amortized in accordance with the policy discussed in Note 1.

   In connection with the acquisition of a block of variable life insurance business from Monarch Life Insurance Company, the Company borrowed funds from Merrill Lynch & Co. to partially finance the transaction. The outstanding loan balance was paid off during 2001. As of December 31, 2000, the outstanding loan balance was $203. Repayments made on this loan during 2001, 2000 and 1999 were $203, $87 and $144, respectively. Loan interest was calculated at LIBOR plus 150 basis points. Intercompany interest paid during 2001, 2000 and 1999 was $11, $22 and $31, respectively.

   Affiliated agreements generally contain reciprocal indemnity provisions pertaining to each party's representations and contractual obligations thereunder.

NOTE 7.    STOCKHOLDER'S EQUITY AND STATUTORY REGULATIONS

   Notice of intention to declare a dividend must be filed with the New York Superintendent of Insurance who may disallow the payment. The Company filed no divided request during 2001 and 1999. During 2000, the Company paid a cash dividend of $35,000. At December 31, 2001 and 2000, approximately $3,207 and $3,157, respectively, of stockholder's equity was available for distribution to MLIG.

   Applicable insurance department regulations require that the Company report its accounts in accordance with statutory accounting practices. Statutory accounting practices differ from principles utilized in these financial statements as follows: policy acquisition costs are expensed as incurred, future policy benefit reserves are established using different actuarial assumptions, there is no provision for deferred income taxes, and securities are valued on a different basis.

   The Company's statutory financial statements are presented on the basis of accounting practices prescribed or permitted by the New York Insurance Department. Effective January 1, 2001, the State of New York adopted the National Association of Insurance Commissioner's statutory accounting practices, ("NAIC SAP") as a component of prescribed or permitted practices by the State of New York. The State of New York has adopted certain prescribed accounting practices which differ from those found in NAIC SAP. Specifically, deferred tax assets and deferred tax liabilities are not recognized by the State of New York. Other differences in accounting practices between NAIC SAP and the State of New York were not applicable to the Company. The impact of adopting Codification resulted in a $4,359 decrease in statutory surplus.

   At December 31, 2001, statutory capital and surplus on a New York basis and an NAIC SAP basis were $34,265 and $34,880, respectively. The difference between statutory capital and surplus on a New York basis versus an NAIC SAP basis is the recognition of a $615 deferred tax asset in accordance with NAIC SAP. There was no difference in net income on a New York basis versus an NAIC SAP basis at December 31, 2001. Statutory capital and surplus at December 31, 2000, was $33,767. The Company's statutory net income for 2001, 2000 and 1999 was $348, $5,125 and $9,030, respectively.

   The National Association of Insurance Commissioners ("NAIC") utilizes the Risk Based Capital ("RBC") adequacy monitoring system. The RBC calculates the amount of adjusted capital that a life insurance company should have based upon that company's risk profile. As of December 31, 2001, and 2000, based on the RBC formula, the Company's total adjusted capital level was in excess of the minimum amount of capital required to avoid regulatory action.

NOTE 8.    COMMITMENTS AND CONTINGENCIES

   State insurance laws generally require that all life insurers who are licensed to transact business within a state become members of the state's life insurance guaranty association. These associations have been established for the protection of policyholders from loss (within specified limits) as a result of the insolvency of an insurer. At the time an insolvency occurs, the guaranty association assesses the remaining members of the association an amount sufficient to satisfy the insolvent insurer's policyholder obligations (within specified limits). Based upon the public information available at this time, management believes the Company has no material financial obligations to state guaranty associations.

   In the normal course of business, the Company is subject to various claims and assessments. Management believes the settlement of these matters would not have a material effect on the financial position or results of operations of the Company.

NOTE 9.     SERVICE CENTER INTEGRATION

   During the second quarter 2001, the Company announced plans to consolidate its life and annuity policy administration service centers into one location. The consolidation was completed during the third quarter 2001. Costs incurred related to the consolidation were $1.0 million and are reported in insurance expenses and taxes. At December 31, 2001, costs incurred and unpaid were $0.5 million.

NOTE 10.     SEGMENT INFORMATION

   In reporting to management, the Company's operating results are categorized into two business segments: Life Insurance and Annuities. The Company's Life Insurance segment consists of variable life insurance products and interest-sensitive life insurance products. The Company's Annuity segment consists of variable annuities and interest-sensitive annuities. The accounting policies of the business segments are the same as those described in the summary of significant accounting policies. All revenue and expense transactions are recorded at the product level and accumulated at the business segment level for review by management. The "Other" category, presented in the following segment financial information, represents net revenues and earnings on assets that do not support life or annuity contract owner liabilities.

   The following table summarizes each business segment's contribution to the consolidated amounts:

                                                 Life
   2001                                        Insurance        Annuities       Other           Total
                                            -------------     ------------   -----------     -----------
   Net interest spread (a)                    $    1,311      $    2,638      $      996      $    4,945
   Other revenues                                  9,028           7,210               8          16,246
                                              ----------      ----------      ----------      ----------

   Net revenues                                   10,339           9,848           1,004          21,191
                                              ----------      ----------      ----------      ----------

   Policy benefits                                 1,322           1,728              --           3,050
   Reinsurance premium ceded                       1,947              --              --           1,947
   Amortization of deferred policy
      acquisition costs                            2,018           1,482              --           3,500
   Other non-interest expenses                     2,055           2,765              --           4,820
                                              ----------      ----------      ----------      ----------

   Total non-interest expenses                     7,342           5,975              --          13,317
                                              ----------      ----------      ----------      ----------

   Net earnings before Federal income
       tax provision                               2,997           3,873           1,004           7,874
   Income tax expense                              1,134           2,060             351           3,545
                                              ----------      ----------      ----------      ----------

   Net earnings                               $    1,863      $    1,813      $      653      $    4,329
                                              ==========      ==========      ==========      ==========

   Balance Sheet Information:

   Total assets                               $  452,156      $  828,087      $   21,397      $1,301,640
   Deferred policy acquisition costs              13,847          17,068              --          30,915
   Policyholder liabilities and accruals         107,660         127,465              --         235,125
   Other policyholder funds                          686             439              --           1,125

                                               Life
   2000                                      Insurance     Annuities         Other            Total
                                          -------------   ------------   ------------      -----------
Net interest spread (a)                    $    1,184      $    2,462      $    3,131       $    6,777
Other revenues                                  9,558          10,599             (39)          20,118
                                           ----------      ----------      ----------       ----------

Net revenues                                   10,742          13,061           3,092           26,895
                                           ----------      ----------      ----------       ----------

Policy benefits                                 1,727              60              --            1,787
Reinsurance premium ceded                       2,011              --              --            2,011
Amortization of deferred policy
   acquisition costs                            1,181           2,788              --            3,969
Other non-interest expenses                     1,698           2,449              --            4,147
                                           ----------      ----------      ----------       ----------

Total non-interest expenses                     6,617           5,297              --           11,914
                                           ----------      ----------      ----------       ----------

Net earnings before Federal income
    tax provision                               4,125           7,764           3,092           14,981
Income tax expense                              1,288           2,464           1,082            4,834
                                           ----------      ----------      ----------       ----------

Net earnings                               $    2,837      $    5,300      $    2,010       $   10,147
                                           ==========      ==========      ==========       ==========

Balance Sheet Information:

Total assets                               $  493,569      $  832,825      $   19,001       $1,345,395
Deferred policy acquisition costs              15,528          14,667              --           30,195
Policyholder liabilities and accruals         107,236         136,842              --          244,078
Other policyholder funds                          598             388              --              986

                                                Life
   1999                                       Insurance        Annuities         Other            Total
                                            -------------     ------------    -----------      ------------
   Net interest spread (a)                    $    1,640      $    3,108      $    2,639       $    7,387
   Other revenues                                  8,453           5,612            (119)          13,946
                                              ----------      ----------      ----------       ----------

   Net revenues                                   10,093           8,720           2,520           21,333
                                              ----------      ----------      ----------       ----------

   Policy benefits                                   618              14              --              632
   Reinsurance premium ceded                       1,822              --              --            1,822
   Amortization of deferred policy
      acquisition costs                            2,100           2,745              --            4,845
   Other non-interest expenses                     1,662           2,533              --            4,195
                                              ----------      ----------      ----------       ----------

   Total non-interest expenses                     6,202           5,292              --           11,494
                                              ----------      ----------      ----------       ----------

   Net earnings before Federal income
       tax provision                               3,891           3,428           2,520            9,839
   Income tax expense                              1,332           1,036             882            3,250
                                              ----------      ----------      ----------       ----------

   Net earnings                               $    2,559      $    2,392      $    1,638       $    6,589
                                              ==========      ==========      ==========       ==========

   Balance Sheet Information:

   Total assets                               $  519,774      $  862,187      $   46,733       $1,428,694
   Deferred policy acquisition costs              15,082          14,621              --           29,703
   Policyholder liabilities and accruals         103,146         148,632              --          251,778
   Other policyholder funds                          633             562              --            1,195

(a) Management considers investment income net of interest credited to policyholders' account balances in evaluating results.

   The table below summarizes the Company's net revenues by product for 2001, 2000 and 1999:

                                                     2001           2000          1999
                                                  ---------      ---------     ---------
   Life Insurance
                 Variable life                     $  9,989       $ 10,393      $  9,656
                 Interest-sensitive whole
                 life                                   350            349           437
                                                   --------       --------      --------

                 Total Life Insurance                10,339         10,742        10,093
                                                   --------       --------      --------

   Annuities
                 Variable annuities                   9,853         10,221         8,291
                 Interest-sensitive annuities            (5)         2,840           429
                                                   --------       --------      --------

                 Total Annuities                      9,848         13,061         8,720
                                                   --------       --------      --------

   Other                                              1,004          3,092         2,520
                                                   --------       --------      --------

   Total                                           $ 21,191       $ 26,895      $ 21,333
                                                   ========       ========      ========




                                   * * * * * *

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS


(a)   Financial Statements
      (1)          Financial Statements of ML of New York Variable Annuity
                    Separate Account A as of December 31, 2001 and for the two
                    years ended December 31, 2001 and the Notes relating
                    thereto appear in the Statement of Additional Information
                    (Part B of the Registration Statement).
      (2)          Financial Statements of ML of New York Variable Annuity
                    Separate Account B as of December 31, 2001 and for the two
                    years ended December 31, 2001 and the Notes relating
                    thereto appear in the Statement of Additional Information
                    (Part B of the Registration Statement).
      (3)          Financial Statements of ML Life Insurance Company of New
                    York for the three years ended December 31, 2001 and the
                    Notes relating thereto appear in the Statement of
                    Additional Information (Part B of the Registration
                    Statement).
(b)   Exhibits
      (1)          Resolution of the Board of Directors of ML Life Insurance
                    Company of New York establishing the ML of New York
                    Variable Annuity Separate Account A and ML of New York
                    Variable Annuity Separate Account B (Incorporated by
                    Reference to Post-Effective Amendment No. 10 to Form N-4,
                    Registration No. 33-43654 Filed December 9, 1996).
      (2)          Not Applicable
      (3)          Underwriting Agreement Between ML Life Insurance Company of
                    New York and Merrill Lynch, Pierce, Fenner & Smith
                    Incorporated (Incorporated by Reference to Post-Effective
                    Amendment No. 10 to Form N-4, Registration No. 33-43654
                    Filed December 9, 1996).
      (4) (a)      Individual Variable Annuity Contract issued by ML Life
                    Insurance Company of New York (Incorporated by Reference to
                    Post-Effective Amendment No. 10 to Form N-4, Registration
                    No. 33-43654 Filed December 9, 1996).
          (b)      ML Life Insurance Company of New York Contingent Deferred
                    Sales Charge Waiver Endorsement (Incorporated by Reference
                    to Post-Effective Amendment No. 10 to Form N-4,
                    Registration No. 33-43654 Filed December 9, 1996).
          (c)      ML Life Insurance Company of New York Individual Retirement
                   Annuity Endorsement (Incorporated by Reference to
                    Post-Effective Amendment No. 10 to Form N-4, Registration
                    No. 33-43654 Filed December 9, 1996).
          (d)      ML Life Insurance Company of New York Endorsement (MLNY008)
                    (Incorporated by Reference to Registrant's Post-Effective
                    Amendment No. 7 to Form N-4, Registration No. 33-45380
                    Filed April 26, 1995).
          (e)      ML Life Insurance Company of New York Endorsement. (MLNY011)
                    (Incorporated by Reference to Registrant's Post-Effective
                    Amendment No. 7 to Form N-4, Registration No. 33-45380
                    Filed April 26, 1995).
          (f)      ML Life Insurance Company of New York Individual Variable
                    Annuity Contract (MLNY-VA-001NY1) (Incorporated by
                    Reference to Registrant's Post-Effective Amendment No. 7 to
                    Form N-4, Registration No. 33-45380 Filed April 26, 1995).
          (g)      ML Life Insurance Company of New York Endorsement (MLNY013)
                    (Incorporated by Reference to Post-Effective Amendment No.
                    10 to Form N-4, Registration No. 33-43654 Filed December 9,
                    1996).
          (h)      ML Life Insurance Company of New York Endorsement (MLNY014)
                    (Incorporated by Reference to Post-Effective Amendment No.
                    10 to Form N-4, Registration No. 33-43654 Filed December 9,
                    1996).
          (i)      Tax-Sheltered Annuity Endorsement (Incorporated by Reference
                    to Registrant's Post-Effective Amendment No. 15 to Form
                    N-4, Registration No. 33-43773 Filed April 13, 1999).

      (5) (a)      ML Life Insurance Company of New York Variable Annuity
                    Application (Incorporated by Reference to Post-Effective
                    Amendment No. 10 to Form N-4, Registration No. 33-43654
                    Filed December 9, 1996).
          (b)      ML Life Insurance Company of New York Variable Annuity
                    Application (MLNY010) (Incorporated by Reference to
                    Registrant's Post-Effective Amendment No. 7 to Form N-4,
                    Registration No. 33-45380 Filed April 26, 1995).
      (6) (a)(i)   Certificate of Amendment and Restatement of Charter of Royal
                    Tandem Life Insurance Company (Incorporated by Reference to
                    Post-Effective Amendment No. 10 to Form N-4, Registration
                    No. 33-43654 Filed December 9, 1996).
      (6) (a)(ii)  Certificate of Amendment of the Charter of ML Life Insurance
                    Company of New York (Incorporated by Reference to
                    Post-Effective Amendment No. 10 to Form N-4, Registration
                    No. 33-43654 Filed December 9, 1996).
          (b)      By-Laws of ML Life Insurance Company of New York.
                    (Incorporated by Reference to Post-Effective Amendment No.
                    10 to Form N-4, Registration No. 33-43654 filed December 9,
                    1996).
      (7)          Not Applicable
      (8) (a)      Amended General Agency Agreement (Incorporated by Reference
                    to Registrant's Post-Effective Amendment No. 4 to Form N-4,
                    Registration No. 33-45380 Filed April 28, 1994).
          (b)      Indemnity Agreement Between ML Life Insurance Company of New
                    York and Merrill Lynch Life Agency, Inc. (Incorporated by
                    Reference to Post-Effective Amendment No. 10 to Form N-4,
                    Registration No. 33-43654 Filed December 9, 1996).
          (c)      Management Agreement Between ML Life Insurance Company of
                    New York and Merrill Lynch Asset Management, Inc.
                    (Incorporated by Reference to Post-Effective Amendment No.
                    10 to Form N-4, Registration No. 33-43654 Filed December 9,
                    1996).
          (d)      Agreement Between ML Life Insurance Company of New York and
                    Merrill Lynch Variable Series Funds, Inc. Relating to
                    Maintaining Constant Net Asset Value for the Reserve Assets
                    Fund (Incorporated by Reference to Post-Effective Amendment
                    No. 10 to Form N-4, Registration No. 33-43654 Filed
                    December 9, 1996).
          (e)      Agreement Between ML Life Insurance Company of New York and
                    Merrill Lynch Variable Series Funds, Inc. Relating to
                    Maintaining Constant Net Asset Value for the Domestic Money
                    Market Fund (Incorporated by Reference to Post-Effective
                    Amendment No. 10 to Form N-4, Registration No. 33-43654
                    Filed December 9, 1996).
          (f)      Agreement Between ML Life Insurance Company of New York and
                    Merrill Lynch Variable Series Funds, Inc. Relating to
                    Valuation and Purchase Procedures (Incorporated by
                    Reference to Post-Effective Amendment No. 10 to Form N-4,
                    Registration No. 33-43654 Filed December 9, 1996).
          (g)      Service Agreement Between Tandem Financial Group, Inc. and
                    Royal Tandem Life Insurance Company (Incorporated by
                    Reference to Post-Effective Amendment No. 10 to Form N-4,
                    Registration No. 33-43654 Filed December 9, 1996).
          (h)      Reimbursement Agreement Between Merrill Lynch Asset
                    Management, Inc. and Merrill Lynch Life Agency, Inc.
                    (Incorporated by Reference to Post-Effective Amendment No.
                    10 to Form N-4, Registration No. 33-43654 Filed December 9,
                    1996).
          (i)      Amendment to the Reimbursement Agreement Between Merrill
                    Lynch Asset Management, L.P. and Merrill Lynch Life Agency,
                    Inc. (Incorporated by Reference to Merrill Lynch Life
                    Variable Annuity Separate Account A's Registration
                    Statement on Form N-4, Registration No. 333-90243 Filed
                    November 3, 1999).

          (j)      Form of Participation Agreement Between Merrill Lynch
                    Variable Series Funds, Inc., Merrill Lynch Life Insurance
                    Company, ML Life Insurance Company of New York, and Family
                    Life Insurance Company (Incorporated by Reference to
                    Registrant's Post-Effective Amendment No. 5 to Form N-4,
                    Registration No. 33-45380 Filed April 28, 1994).
          (k)      Form of Participation Agreement Between Merrill Lynch
                    Variable Series Funds, Inc. and ML Life Insurance Company
                    of New York. (Incorporated by Reference to Post-Effective
                    Amendment No. 10 to Form N-4, Registration No. 33-43654
                    Filed December 9, 1996).
          (l)      Amendment to the Participation Agreement Between Merrill
                    Lynch Variable Series Funds, Inc. and ML Life Insurance
                    Company of New York. (Incorporated by Reference to ML of
                    New York Variable Annuity Separate Account A's Registration
                    Statement on Form N-4, Registration No. 333-34894 Filed
                    April 17, 2000).
          (m)      Form of Amendment to Participation Agreement Between Merrill
                    Lynch Variable Series Funds, Inc. and ML Life Insurance
                    Company of New York (Incorporated by Reference to
                    Post-Effective Amendment No. 12 to Form N-4, Registration
                    No. 33-43654 Filed May 1, 1998).
      (9)          Opinion of Barry G. Skolnick, Esq. and Consent to its use as
                    to the legality of the securities being registered.
                    (Incorporated by Reference to Registrant's Post-Effective
                    Amendment No. 10 to Form N-4, Registration No. 33-43654
                    Filed December 9, 1996.)
     (10) (a)      Written Consent of Sutherland Asbill & Brennan LLP
          (b)      Written Consent of Deloitte & Touche LLP, independent
                    auditors.
          (c)      Written Consent of Barry G. Skolnick, Esq.
     (11)          Not Applicable
     (12)          Not Applicable
     (13)          Schedule for Computation of Performance Quotations
                    (Incorporated by Reference to Post-Effective Amendment No.
                    10 to Form N-4, Registration No. 33-43654 Filed December 9,
                    1996).
     (14) (a)      Power of Attorney from Frederick J.C. Butler (Incorporated by Reference to Registrant's Post-Effective Amendment No. 4
                    to Form N-4, Registration No. 33-45380 Filed March 2,
                    1994).
          (b)      Power of Attorney from Michael P. Cogswell (Incorporated by
                    Reference to Registrant's Post-Effective Amendment No. 4 to
                    Form N-4, Registration No. 33-45380 Filed March 2, 1994).
          (c)      Power of Attorney from Robert L. Israeloff (Incorporated by
                    Reference to Registrant's Post-Effective Amendment No. 4 to
                    Form N-4, Registration No. 33-45380 Filed March 2, 1994).

          (d)      Power of Attorney from Cynthia L. Kahn (Incorporated by
                    Reference to Registrant's Post-Effective Amendment No. 4 to
                    Form N-4, Registration No. 33-45380 Filed March 2, 1994).
          (e)      Power of Attorney from Robert A. King (Incorporated by
                    Reference to Registrant's Post-Effective Amendment No. 4 to
                    Form N-4, Registration No. 33-45380 Filed March 2, 1994).
          (f)      Power of Attorney from Irving M. Pollack (Incorporated by
                    Reference to Registrant's Post-Effective Amendment No. 4 to
                    Form N-4, Registration No. 33-45380 Filed March 2, 1994).
          (g)      Power of Attorney from Barry G. Skolnick (Incorporated by
                    Reference to Registrant's Post-Effective Amendment No. 4 to
                    Form N-4, Registration No. 33-45380 Filed March 2, 1994).
          (h)      Power of Attorney from Richard M. Drew (Incorporated by
                    Reference to ML Life Insurance Company of New York's
                    Registration Statement on Form S-3, Registration No.
                    333-48983 Filed April 6, 2000).
          (i)      Power of Attorney from Matthew J. Rider (Incorporated by
                    Reference to ML Life Insurance Company of New York's Annual
                    Report on Form 10-K Filed April 2, 2001).
          (j)      Power of Attorney from Christopher J. Grady (Incorporated by
                    Reference to ML Life Insurance Company of New York's Annual
                    Report on Form 10-K Filed April 2, 2001).
          (k)      Power of Attorney from Joseph Justice. (Incorporated by
                    Reference to ML of New York Variable Annuity Separate
                    Account A's Registration Statement on Form N-4, File No.
                    333-69220, filed September 10, 2001).
          (l)      Power of Attorney from Lori M. Salvo. (Incorporated by
                    Reference to ML of New York Variable Annuity Separate
                    Account A's Registration Statement on Form N-4, File No.
                    333-69220, filed September 10, 2001).
          (m)      Power of Attorney from H. McIntyre Gardner. (Incorporated by
                    Reference to ML of New York Variable Annuity Separate
                    Account A's Registration Statement on Form N-4, File No.
                    333-69220, filed September 10, 2001).
          (n)      Power of Attorney from Nikos K. Kardassis. (Incorporated by
                    Reference to ML of New York Variable Annuity Separate
                    Account A's Registration Statement on Form N-4, File No.
                    333-69220, filed September 10, 2001).


ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR*


             NAME                 PRINCIPAL BUSINESS ADDRESS         POSITION WITH DEPOSITOR*
             ----                ----------------------------  ------------------------------------
Frederick J.C. Butler..........  Butler, Chapman & Co. LLC     Director.
                                 320 Park Avenue
                                 New York, NY 10022
Michael P. Cogswell............  7 Roszel Road                 Director and Senior Vice President.
                                 Princeton, NJ 08540

             NAME                 PRINCIPAL BUSINESS ADDRESS         POSITION WITH DEPOSITOR*
             ----                ----------------------------  ------------------------------------
Richard M. Drew................  3430 81st Street, Apt. #2     Director.
                                 Jackson Heights, NY 11372
H. McIntyre Gardner............  4 World Financial Center      Director and Chairman of the Board.
                                 New York, NY 10080
Christopher J. Grady...........  7 Roszel Road                 Director and Senior Vice President.
                                 Princeton, NJ 08540
Robert L. Israeloff............  289 Meadowview Ave.           Director.
                                 Hewlett, NY 11557
Joseph Justice.................  7 Roszel Road                 Director, Vice President and
                                 Princeton, NJ 08540           Controller.
Nikos K. Kardassis.............  7 Roszel Road                 Director, President and Chief
                                 Princeton, NJ 08540           Executive Officer.
Cynthia Kahn Sherman...........  8231 Bay Colony Drive         Director.
                                 Unit 1503
                                 Naples, FL 34108
Robert A. King.................  119 Formby                    Director.
                                 Williamsburg, VA 23188
Irving M. Pollack..............  11400 Strand Drive            Director.
                                 Suite 310
                                 Rockville, MD 20852-2970
Matthew J. Rider...............  7 Roszel Road                 Director, Senior Vice President,
                                 Princeton, NJ 08540           Chief Financial Officer and
                                                                 Treasurer.
Lori M. Salvo..................  7 Roszel Road                 Director, Vice President, Senior
                                 Princeton, NJ 08540           Counsel and Secretary.
Barry G. Skolnick..............  7 Roszel Road                 Director, Senior Vice President and
                                 Princeton, NJ 08540             General Counsel.
Deborah J. Adler...............  7 Roszel Road                 Vice President and Chief Actuary.
                                 Princeton, NJ 08540
Tracy A. Bartoy................  4804 Deer Lake Drive East     Vice President and Assistant
                                 Jacksonville, FL 32246        Secretary.
Toni DeChiara..................  7 Roszel Road                 Vice President.
                                 Princeton, NJ 08540
Edward W. Diffin, Jr. .........  7 Roszel Road                 Vice President and Senior Counsel.
                                 Princeton, NJ 08540
Amy L. Ferrero.................  4804 Deer Lake Drive East     Vice President.
                                 Jacksonville, FL 32246
Thomas Funk....................  7 Roszel Road                 Vice President.
                                 Princeton, NJ 08540
Frances Grabish................  7 Roszel Road                 Vice President and Senior Counsel.
                                 Princeton, NJ 08540
Diana Joyner...................  4804 Deer Lake Drive East     Senior Vice President.
                                 Jacksonville, FL 32246
Eric Lin.......................  7 Roszel Road                 Vice President.
                                 Princeton, NJ 08540
Robin Maston...................  7 Roszel Road                 Vice President and Senior Compliance
                                 Princeton, NJ 08540             Officer.
Jane Michael...................  4804 Deer Lake Drive East     Vice President.
                                 Jacksonville, FL 32246
Kelly A. O'Dea.................  7 Roszel Road                 Vice President.
                                 Princeton, NJ 08540

             NAME                 PRINCIPAL BUSINESS ADDRESS         POSITION WITH DEPOSITOR*
             ----                ----------------------------  ------------------------------------
Shelley K. Parker..............  4804 Deer Lake Drive East     Vice President and Assistant
                                 Jacksonville, FL 32246        Secretary.
Terry L. Rapp..................  7 Roszel Road                 Vice President, Assistant Secretary
                                 Princeton, NJ 08540           and Senior Compliance Officer.
Julia Raven....................  7 Roszel Road                 Vice President.
                                 Princeton, NJ 08540
Linda Skibik...................  7 Roszel Road                 Vice President.
                                 Princeton, NJ 08540
Amy Winston....................  7 Roszel Road                 Vice President and Director of
                                 Princeton, NJ 08540             Compliance.
Kelley Woods...................  4804 Deer Lake Drive East     Vice President.
                                 Jacksonville, FL 32246
Denis G. Wuestman..............  7 Roszel Road                 Vice President.
                                 Princeton, NJ 08540



---------------

* Each director is elected to serve until the next annual shareholder meeting or until his or her successor is elected and shall have qualified.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     ML Life Insurance Company of New York is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.

     A list of subsidiaries of Merrill Lynch & Co., Inc. ("ML & Co.") appears below.

                         SUBSIDIARIES OF THE REGISTRANT


     The following are subsidiaries of ML & Co. as of February 26, 2002 and the states or jurisdictions in which they are organized. Indentation indicates the principal parent of each subsidiary. Except as otherwise specified, in each case ML & Co. owns, directly or indirectly, at least 99% of the voting securities of each subsidiary. The names of particular subsidiaries have been omitted because, considered in the aggregate as a single subsidiary, they would not constitute, as of the end of the year covered by this report, a "significant subsidiary" as that term is defined in Rule 1.02(w) of Regulation S-X under the Securities Exchange Act of 1934.



                                                                          STATE OR
                          NAME                                     JURISDICTION OF ENTITY
                          ----                                     ----------------------
Merrill Lynch & Co., Inc. ..............................        Delaware
  Merrill Lynch, Pierce, Fenner & Smith
     Incorporated(1)....................................        Delaware
     Broadcort Capital Corp. ...........................        Delaware
     Merrill Lynch Life Agency Inc. (2).................        Washington
     Merrill Lynch Professional Clearing Corp. (3)......        Delaware
  Merrill Lynch Capital Services, Inc. .................        Delaware
  Merrill Lynch Government Securities, Inc. ............        Delaware
     Merrill Lynch Money Markets Inc. ..................        Delaware
  Merrill Lynch Group, Inc. ............................        Delaware
     Merrill Lynch Investment Managers Group Limited
       (4)..............................................        England
       Merrill Lynch Investment Managers Holdings
          Limited.......................................        England
       Merrill Lynch Investment Managers Limited........        England
     Merrill Lynch Investment Managers, L.P. (5)........        Delaware
       MLIM Alternative Strategies LLC..................        Delaware
     Merrill Lynch Capital Partners, Inc. ..............        Delaware
     Merrill Lynch Bank & Trust Co. ....................        New Jersey
     Merrill Lynch Insurance Group, Inc. ...............        Delaware
       Merrill Lynch Life Insurance Company.............        Arkansas
       ML Life Insurance Company of New York............        New York
     Merrill Lynch International Finance Corporation....        New York
       Merrill Lynch International Bank Limited.........        England
          Merrill Lynch Bank (Suisse) S.A. .............        Switzerland
       Merrill Lynch Group Holdings Limited.............        Ireland
          Merrill Lynch Capital Markets Bank Limited....        Ireland
     Merrill Lynch Mortgage Capital Inc. ...............        Delaware
     Merrill Lynch Trust Company FSB....................        New Jersey
     MLDP Holdings, Inc. (6)............................        Delaware
       Merrill Lynch Derivative Products AG.............        Switzerland
     ML IBK Positions, Inc. ............................        Delaware
       Merrill Lynch Capital Corporation................        Delaware
     ML Leasing Equipment Corp. (7).....................        Delaware
     Merrill Lynch Canada Holdings Company..............        Nova Scotia
       Merrill Lynch Canada Finance Company.............        Nova Scotia
       Merrill Lynch & Co., Canada Ltd. ................        Ontario
          Merrill Lynch Canada Inc. ....................        Canada
  Merrill Lynch Bank USA................................        Utah
     Merrill Lynch Business Financial Services Inc. ....        Delaware
     Merrill Lynch Credit Corporation...................        Delaware
     Merrill Lynch New Jersey Investment Corporation....        New Jersey
     Merrill Lynch Utah Investment Corporation..........        Utah
  Merrill Lynch International Incorporated..............        Delaware

                                                                          STATE OR
                          NAME                                     JURISDICTION OF ENTITY
                          ----                                     ----------------------
     Merrill Lynch (Australasia) Pty Limited............        New South Wales, Australia
       Merrill Lynch Finance (Australia) Pty Limited....        Victoria, Australia
       Merrill Lynch International (Australia) Limited
          (8)...........................................        New South Wales, Australia
  Merrill Lynch International Holdings Inc. ............        Delaware
     Merrill Lynch Bank and Trust Company (Cayman)
       Limited..........................................        Cayman Islands, British West
                                                                Indies
     Merrill Lynch Capital Markets AG...................        Switzerland
     Merrill Lynch Europe PLC...........................        England
       Merrill Lynch Holdings Limited...................        England
          Merrill Lynch International (9)...............        England
       Merrill Lynch Capital Markets Espana S.A.
          S.V.B. .......................................        Spain
       Merrill Lynch (Singapore) Pte. Ltd. (10).........        Singapore
     Merrill Lynch South Africa (Pty) Ltd. (11).........        South Africa
     Merrill Lynch Mexico, S.A. de C.V., Casa de
       Bolsa............................................        Mexico
     Merrill Lynch S.A. Sociedad de Bolsa...............        Argentina
     Banco Merrill Lynch S.A. ..........................        Brazil
     Merrill Lynch S.A. ................................        Luxembourg
     Merrill Lynch Europe Ltd. .........................        Cayman Islands, British West
                                                                Indies
     Merrill Lynch France S.A. .........................        France
       Merrill Lynch Finance S.A. ......................        France
       Merrill Lynch Capital Markets (France) S.A. .....        France
       Merrill Lynch, Pierce, Fenner & Smith SAF........        France
     Merrill Lynch (Asia Pacific) Limited...............        Hong Kong
       Merrill Lynch Far East Limited...................        Hong Kong
     Merrill Lynch Japan Securities Co., Ltd. ..........        Japan
     Merrill Lynch Japan Finance Co., Ltd. .............        Japan
  Herzog, Heine, Geduld, LLC............................        Delaware


---------------

 (1)MLPF&S also conducts business as "Merrill Lynch & Co."



 (2)Similarly named affiliates and subsidiaries that engage in the sale of life insurance and annuity products are incorporated in various other jurisdictions.



 (3)The preferred stock of the corporation is owned by an unaffiliated group of investors.



 (4)Held through several intermediate holding companies.



 (5)Merrill Lynch Investment Managers, L.P. is a limited partnership whose general partner is Princeton Services, Inc. and whose limited partner is ML & Co.



 (6)Merrill Lynch Group, Inc. owns 100% of this corporation's outstanding common voting stock. 100% of the outstanding preferred voting stock is held by outside parties.



 (7)This corporation has more than 45 direct or indirect subsidiaries operating in the United States and serving as either general partners or associate general partners of limited partnerships.



 (8)Held through an intermediate subsidiary.



 (9)Partially owned by another indirect subsidiary of ML & Co.



(10)Held through intermediate subsidiaries.



(11)Partially owned by another indirect subsidiary of ML & Co.

ITEM 27. NUMBER OF CONTRACTS


The number of Contracts in force as of March 31, 2002 was 8,029.


ITEM 28. INDEMNIFICATION

     There is no indemnification of the principal underwriter, Merrill Lynch, Pierce, Fenner & Smith Incorporated, with respect to the Contract.

     The indemnity agreement between ML Life Insurance Company of New York ("ML of New York") and its affiliate Merrill Lynch Life Agency, Inc. ("MLLA"), with respect to MLLA's general agency responsibilities on behalf of ML of New York and the Contract, provides:

             ML of New York will indemnify and hold harmless MLLA and all persons associated with MLLA as such term is defined in Section 3(a)(21) of the Securities Exchange Act of 1934 against all claims, losses, liabilities and expenses, to include reasonable attorneys' fees, arising out of the sale by MLLA of insurance products under the above-referenced Agreement, provided that ML of New York shall not be bound to indemnify or hold harmless MLLA or its associated persons for claims, losses, liabilities and expenses arising directly out of the willful misconduct or negligence of MLLA or its associated persons.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS


     (a) Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional funds: CBA Money Fund; CMA Government Securities Fund; CMA Money Fund; CMA Tax-Exempt Fund; CMA Treasury Fund; CMA Multi-State Municipal Series Trust; The Corporate Fund Accumulation Program, Inc.; The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities; The Fund of Stripped ("Zero") U.S. Treasury Securities; Merrill Lynch Trust for Government Securities; Municipal Income Fund; Municipal Investment Trust Fund; The Municipal Fund Accumulation Program, Inc.; Defined Asset Funds; Corporate Income Fund; Government Securities Income Fund; and Equity Investor Fund.



     Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional accounts: ML of New York Variable Annuity Separate Account A; Merrill Lynch Variable Life Separate Account; Merrill Lynch Life Variable Life Separate Account II; Merrill Lynch Life Variable Annuity Separate Account; Merrill Lynch Life Variable Annuity Separate Account A; Merrill Lynch Life Variable Annuity Separate Account B; ML of New York Variable Life Separate Account; ML of New York Variable Life Separate Account II and ML of New York Variable Annuity Separate Account.

     (b) The directors, president, treasurer and executive vice presidents of Merrill Lynch, Pierce, Fenner & Smith Incorporated are as follows:


   NAME AND PRINCIPAL
    BUSINESS ADDRESS             POSITIONS AND OFFICES WITH UNDERWRITER
   ------------------            --------------------------------------
E. Stanley O'Neal(1)       Director, Chairman of the Board and Chief Executive
                             Officer
Rosemary T. Berkery(1)     Executive Vice President
Thomas W. Davis(1)         Executive Vice President
Barry S. Friedberg(1)      Executive Vice President
James P. Gorman(1)         Executive Vice President
Jerome P. Kenney(1)        Executive Vice President
John A. McKinley(1)        Executive Vice President
Thomas H. Patrick(1)       Director and Executive Vice President
George A. Schieren(2)      Director, General Counsel and Senior Vice President
John C. Stomber(3)         Senior Vice President and Treasurer
Arshad R. Zakaria(4)       Executive Vice President


---------------

     (1) 4 World Financial Center, 32nd Floor, New York, NY 10080



     (2) 4 World Financial Center, 12th Floor, New York, NY 10080



     (3) 4 World Financial Center, 18th Floor, New York, NY 10080



     (4) 4 World Financial Center, 8th Floor, New York, NY 10080


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books, and records required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the depositor at the principal executive offices at 100 Church Street, 11th Floor, New York, NY 10080-6511, at Merrill Lynch Insurance Group Services, Inc. at 4804 Deer Lake Drive East, Jacksonville, Florida 32246, and at the office of the General Counsel at 7 Roszel Road, Princeton, New Jersey 08540.

ITEM 31. NOT APPLICABLE

ITEM 32. UNDERTAKINGS AND REPRESENTATIONS

     (a) Registrant undertakes to file a post-effective amendment to the Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communications affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

     (c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) ML Life Insurance Company of New York hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by ML Life Insurance Company of New York.

     (e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1998) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of
Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

                                   SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, ML of New York Variable Annuity Separate Account B, certifies that this Post-Effective Amendment meets all the requirements for effectiveness under paragraph (b) of Rule 485, and accordingly, has caused this Amendment to be signed on its behalf, in the Township of Princeton, State of New Jersey, on the 22nd day of April, 2002.


                                           ML of New York Variable
                                           Annuity Separate Account B
                                                   (Registrant)



Attest: /s/ EDWARD W. DIFFIN, JR.              By: /s/ BARRY G. SKOLNICK
       --------------------------------------  -----------------------------------------
       Edward W. Diffin, Jr.                       Barry G. Skolnick
       Vice President and Senior Counsel           Senior Vice President and General Counsel


                                           ML Life Insurance Company of
                                           New York
                                                  (Depositor)



Attest: /s/ EDWARD W. DIFFIN, JR.              By: /s/ BARRY G. SKOLNICK
       --------------------------------------  -----------------------------------------
       Edward W. Diffin, Jr.                       Barry G. Skolnick
       Vice President and Senior Counsel           Senior Vice President and General Counsel



     As required by the Securities Act of 1933, this Post-Effective Amendment No. 17 to the Registration Statement has been signed below by the following persons in the capacities indicated on April 22, 2002.



                  SIGNATURE                                        TITLE
                  ---------                                        -----
                      *                        Director
---------------------------------------------
            Frederick J.C. Butler

                      *                        Director and Senior Vice President
---------------------------------------------
             Michael P. Cogswell

                      *                        Director
---------------------------------------------
               Richard M. Drew

                      *                        Director and Chairman of the Board
---------------------------------------------
             H. McIntyre Gardner

                      *                        Director and Senior Vice President
---------------------------------------------
            Christopher J. Grady

                      *                        Director
---------------------------------------------
             Robert L. Israeloff

                      *                        Director, Vice President, and Controller
---------------------------------------------
               Joseph Justice

                  SIGNATURE                                        TITLE
                  ---------                                        -----
                      *                        Director, President, and Chief Executive
---------------------------------------------    Officer
             Nikos K. Kardassis

                      *                        Director
---------------------------------------------
               Robert A. King

                      *                        Director
---------------------------------------------
              Irving M. Pollack

                      *                        Director, Senior Vice President, Chief
---------------------------------------------    Financial Officer, and Treasurer
              Matthew J. Rider

                      *                        Director, Vice President, Senior Counsel, and
---------------------------------------------    Secretary
                Lori M. Salvo

                      *                        Director
---------------------------------------------
            Cynthia Kahn Sherman

         *By: /s/ BARRY G. SKOLNICK            In his own capacity as Director, Senior Vice
---------------------------------------------    President, and General Counsel, and as
              Barry G. Skolnick                  Attorney-In-Fact

                                 EXHIBIT INDEX

EXHIBIT                            DESCRIPTION                            PAGE
-------                            -----------                            ----
(10)(a)    Written Consent of Sutherland Asbill & Brennan LLP..........   C-14
(10)(b)    Written Consent of Deloitte & Touche LLP, independent          C-15
             auditors..................................................
(10)(c)    Written Consent of Barry G. Skolnick, Esq...................   C-16